UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-08004
AMG Funds IV
(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Address of principal executive offices)  (Zip code)

AMG Funds LLC
680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Name and address of agent for service)

Registrant's telephone number, including area code:
(203) 299-3500
Date of fiscal year end:
October 31
Date of reporting period:
November 01, 2024 - October 31, 2025
(Annual Shareholder Report)
Item 1. Reports to Shareholders
(a)
AMG GW&K Small/Mid Cap Growth Fund
Class N/ACWDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class N/ACWDX)	$107	1.01%
Management's Discussion of Fund Performance
Performance Overview
•  The Fund's Class N shares returned 11.59% in the fiscal year ended October 31, 2025, underperforming the Russell 2500® Growth Index, which returned 15.78% for the period. The S&P 500® Index returned 21.45% for the period.
•   Over the past year, better-than-expected earnings, robust artificial intelligence (AI) demand, favorable economic backdrop, and the resumption of rate cuts by the U.S. Federal Reserve Board (Fed) enabled U.S. equities to post attractive returns during the fiscal year. Areas of concern included tariffs, softness in low- and middle-income spending, uneven job creation, and pockets of over-exuberance in thematic high-fliers.
Top Contributors and Detractors
•   The health care sector was a leading contributor, led by biopharma holdings that announced favorable drug trials and strong sales results.
•   Consumer staples saw the Fund’s food distributor position deliver strong fundamentals throughout the period.
•   In energy, the Fund’s holding in a supplier of infrastructure equipment secured attractive long-term contracts.
•   Detracting sectors included information technology, where mixed stock selection and an underweight allocation to the sharp rise in quantum computing and crypto names created underperformance.
•   Industrials trailed as strength in the Fund’s engineering and construction holdings were offset by a surge in drone, nuclear, and space highfliers. In materials, soft end market demand weighed on the Fund’s positions.
•  The outlook for U.S. Small/Mid Cap Growth stocks remains constructive based on anticipated strong 2026 earnings prospects, fiscal stimulus, healthy levels of U.S. economic growth, AI related demand, and additional rate cuts by the Fed. Potential challenges for the U.S. equity markets could come from a rise in unemployment, stubborn inflation, or a sharp price retracement in momentum-driven equities.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	11.59%	10.09%	8.98%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2500® Growth Index	15.78%	8.05%	10.65%
As of March 19, 2021, the Fund's Subadviser was changed to GW&K Investment Management, LLC. Prior to March 19, 2021, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before March 19, 2021, might be less pertinent for investors considering whether to purchase shares of the Fund.
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$38,962,471
Total number of portfolio holdings	85
Net advisory fees paid	$137,956
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Insmed, Inc.	2.5%
API Group Corp.	2.3%
ITT, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.2%
RBC Bearings, Inc.	2.2%
Burlington Stores, Inc.	2.1%
Comfort Systems USA, Inc.	2.0%
Grand Canyon Education, Inc.	1.9%
Sterling Infrastructure, Inc.	1.9%
Jabil, Inc.	1.9%
Top Ten as a Group	21.3%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR040A
AMG GW&K Small/Mid Cap Growth Fund
Class I/ACWIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class I/ACWIX)	$91	0.86%
Management's Discussion of Fund Performance
Performance Overview
•  The Fund's Class I shares returned 11.76% in the fiscal year ended October 31, 2025, underperforming the Russell 2500® Growth Index, which returned 15.78% for the period. The S&P 500® Index returned 21.45% for the period.
•   Over the past year, better-than-expected earnings, robust artificial intelligence (AI) demand, favorable economic backdrop, and the resumption of rate cuts by the U.S. Federal Reserve Board (Fed) enabled U.S. equities to post attractive returns during the fiscal year. Areas of concern included tariffs, softness in low- and middle-income spending, uneven job creation, and pockets of over-exuberance in thematic high-fliers.
Top Contributors and Detractors
•   The health care sector was a leading contributor, led by biopharma holdings that announced favorable drug trials and strong sales results.
•   Consumer staples saw the Fund’s food distributor position deliver strong fundamentals throughout the period.
•   In energy, the Fund’s holding in a supplier of infrastructure equipment secured attractive long-term contracts.
•   Detracting sectors included information technology, where mixed stock selection and an underweight allocation to the sharp rise in quantum computing and crypto names created underperformance.
•   Industrials trailed as strength in the Fund’s engineering and construction holdings were offset by a surge in drone, nuclear, and space highfliers. In materials, soft end market demand weighed on the Fund’s positions.
•  The outlook for U.S. Small/Mid Cap Growth stocks remains constructive based on anticipated strong 2026 earnings prospects, fiscal stimulus, healthy levels of U.S. economic growth, AI related demand, and additional rate cuts by the Fed. Potential challenges for the U.S. equity markets could come from a rise in unemployment, stubborn inflation, or a sharp price retracement in momentum-driven equities.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	11.76%	10.25%	9.17%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2500® Growth Index	15.78%	8.05%	10.65%
As of March 19, 2021, the Fund's Subadviser was changed to GW&K Investment Management, LLC. Prior to March 19, 2021, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before March 19, 2021, might be less pertinent for investors considering whether to purchase shares of the Fund.
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$38,962,471
Total number of portfolio holdings	85
Net advisory fees paid	$137,956
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Insmed, Inc.	2.5%
API Group Corp.	2.3%
ITT, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.2%
RBC Bearings, Inc.	2.2%
Burlington Stores, Inc.	2.1%
Comfort Systems USA, Inc.	2.0%
Grand Canyon Education, Inc.	1.9%
Sterling Infrastructure, Inc.	1.9%
Jabil, Inc.	1.9%
Top Ten as a Group	21.3%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR039A
AMG GW&K Small/Mid Cap Growth Fund
Class Z/ACWZX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class Z/ACWZX)	$86	0.81%
Management's Discussion of Fund Performance
Performance Overview
•  The Fund's Class Z shares returned 11.79% in the fiscal year ended October 31, 2025, underperforming the Russell 2500® Growth Index, which returned 15.78% for the period. The S&P 500® Index returned 21.45% for the period.
•   Over the past year, better-than-expected earnings, robust artificial intelligence (AI) demand, favorable economic backdrop, and the resumption of rate cuts by the U.S. Federal Reserve Board (Fed) enabled U.S. equities to post attractive returns during the fiscal year. Areas of concern included tariffs, softness in low- and middle-income spending, uneven job creation, and pockets of over-exuberance in thematic high-fliers.
Top Contributors and Detractors
•   The health care sector was a leading contributor, led by biopharma holdings that announced favorable drug trials and strong sales results.
•   Consumer staples saw the Fund’s food distributor position deliver strong fundamentals throughout the period.
•   In energy, the Fund’s holding in a supplier of infrastructure equipment secured attractive long-term contracts.
•   Detracting sectors included information technology, where mixed stock selection and an underweight allocation to the sharp rise in quantum computing and crypto names created underperformance.
•   Industrials trailed as strength in the Fund’s engineering and construction holdings were offset by a surge in drone, nuclear, and space highfliers. In materials, soft end market demand weighed on the Fund’s positions.
•  The outlook for U.S. Small/Mid Cap Growth stocks remains constructive based on anticipated strong 2026 earnings prospects, fiscal stimulus, healthy levels of U.S. economic growth, AI related demand, and additional rate cuts by the Fed. Potential challenges for the U.S. equity markets could come from a rise in unemployment, stubborn inflation, or a sharp price retracement in momentum-driven equities.
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on August 31, 2021, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year period and the period from the class's inception through October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception
Class Z	11.79%	3.31%
S&P 500® Index	21.45%	12.08%
Russell 2500® Growth Index	15.78%	2.01%
As of March 19, 2021, the Fund's Subadviser was changed to GW&K Investment Management, LLC. Prior to March 19, 2021, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before March 19, 2021, might be less pertinent for investors considering whether to purchase shares of the Fund.
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$38,962,471
Total number of portfolio holdings	85
Net advisory fees paid	$137,956
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Insmed, Inc.	2.5%
API Group Corp.	2.3%
ITT, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.2%
RBC Bearings, Inc.	2.2%
Burlington Stores, Inc.	2.1%
Comfort Systems USA, Inc.	2.0%
Grand Canyon Education, Inc.	1.9%
Sterling Infrastructure, Inc.	1.9%
Jabil, Inc.	1.9%
Top Ten as a Group	21.3%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR041A
AMG GW&K Small Cap Growth Fund
(formerly, AMG Montrusco Bolton Large Cap Growth Fund)
Class N/MCGFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG GW&K Small Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Growth Fund (Class N/MCGFX)	$100	0.91%
Management's Discussion of Fund Performance
Market Overview
•    U.S. equities posted solid gains, supported by expectations of lower interest rates, resilient corporate earnings, and continued enthusiasm around technology and artificial intelligence (AI). Market leadership remained concentrated in large-cap growth stocks, and valuations moved higher, suggesting a strong but somewhat fragile backdrop as investors look ahead.
Performance review
•    Over the last fiscal year, the Fund’s Class N shares generated a return of 19.81%, compared to the S&P 500® Index which generated a return of 21.45%. The underperformance came predominantly from stock selection.
Top Contributors and Detractors
•    Top contributing sectors to the Fund’s relative performance included health care and consumer staples. Top detracting sectors included information technology and consumer discretionary.
•    Top three contributors to the Fund’s return were Lam Research Corp., Marsh & McLennan Companies, Inc., and Uber Technologies, Inc. Lam Research benefited significantly from surging demand for advanced AI chips and data-center capacity while Uber performed well over the period thanks to sustained growth in both its mobility and delivery segments, supported by rising trip volumes and strong cost discipline. Marsh & McLennan delivered solid growth through its risk and insurance services and consulting lines. The top three detractors were Adobe, Inc., Chipotle Mexican Grill, Inc., and not holding Broadcom Inc. in the Fund. Adobe faced growing investor skepticism despite solid financials, as its long-term growth story is being challenged by intensifying competition (e.g., Canva, Figma) and doubts over how quickly it can monetize its generative AI initiatives. Chipotle struggled with persistent margin pressure and weakening traffic as inflation pushes up its food and labor costs, while macroeconomic uncertainty prompts more cautious consumer spending. Not holding Broadcom in the Fund was detrimental as the stock performed well during the period because demand for its custom AI chips and networking solutions surged.
Positioning
•    The Fund’s top 10 holdings at the end of October 2025 are: Apple, Inc. (9.6%), Nvidia Corps. (9.5%), Microsoft Corp.® (9.5%), Amazon.com, Inc.® (7.9%), Alphabet, Inc Class A (7.5%), Uber Technologies, Inc. (4.7%), Synopsys, Inc. (4.7%), Meta Platforms, Inc Class A (4.6%), BlackRock, Inc. (3.8%) and Adobe, Inc. (3.8%).
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invested during the reported period. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invested during the reported period over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	19.81%	13.60%	13.07%
S&P 500® Index	21.45%	17.64%	14.64%
S&P 500® Growth Index	31.99%	18.39%	16.95%
As of December 8, 2025, the Fund's Subadviser was changed to GW&K Investment Management, LLC. Prior to December 8, 2025, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before December 8, 2025 might be less pertinent for investors considering whether to purchase shares of the Fund.
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$209,870,824
Total number of portfolio holdings	28
Net advisory fees paid	$853,421
Portfolio turnover rate as of the end of the reporting period	97%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Apple, Inc.	9.6%
NVIDIA Corp.	9.5%
Microsoft Corp.	9.5%
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	7.5%
Synopsys, Inc.	4.7%
Uber Technologies, Inc.	4.7%
Meta Platforms, Inc., Class A	4.6%
Adobe, Inc.	3.8%
Blackrock, Inc.	3.8%
Top Ten as a Group	65.6%
Portfolio Breakdown
Recent Fund Changes
On October 7, 2025, AMG Funds IV's Board of Trustees (the "Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K”) as the subadviser to the Fund to replace Montrusco Bolton Investments, Inc. (“Montrusco Bolton”), effective December 8, 2025. The Board also approved a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K.
In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices. Effective December 8, 2025, the Fund also established a new share class, Class Z.

In addition, the Board approved the following fee changes for the Fund, effective December 8, 2025: a reduction in management fee rate from 0.48% to 0.47%; an increase to the maximum annual shareholder servicing fee rate authorized to be paid by Class I shares of the Fund from 0.05% to 0.06%; and the reduction of the Fund's Expense Cap from 0.68% to 0.67% through at least March 1, 2027.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR043A
AMG GW&K Small Cap Growth Fund
(formerly, AMG Montrusco Bolton Large Cap Growth Fund)
Class I/MCGIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG GW&K Small Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Growth Fund (Class I/MCGIX)	$80	0.73%
Management's Discussion of Fund Performance
Market Overview
•    U.S. equities posted solid gains, supported by expectations of lower interest rates, resilient corporate earnings, and continued enthusiasm around technology and artificial intelligence (AI). Market leadership remained concentrated in large-cap growth stocks, and valuations moved higher, suggesting a strong but somewhat fragile backdrop as investors look ahead.
Performance review
•    Over the last fiscal year, the Fund’s Class I shares generated a return of 20.02%, compared to the S&P 500® Index which generated a return of 21.45%. The underperformance came predominantly from stock selection.
Top Contributors and Detractors
•    Top contributing sectors to the Fund’s relative performance included health care and consumer staples. Top detracting sectors included information technology and consumer discretionary.
•    Top three contributors to the Fund’s return were Lam Research Corp., Marsh & McLennan Companies, Inc., and Uber Technologies, Inc. Lam Research benefited significantly from surging demand for advanced AI chips and data-center capacity while Uber performed well over the period thanks to sustained growth in both its mobility and delivery segments, supported by rising trip volumes and strong cost discipline. Marsh & McLennan delivered solid growth through its risk and insurance services and consulting lines. The top three detractors were Adobe, Inc., Chipotle Mexican Grill, Inc., and not holding Broadcom Inc. in the Fund. Adobe faced growing investor skepticism despite solid financials, as its long-term growth story is being challenged by intensifying competition (e.g., Canva, Figma) and doubts over how quickly it can monetize its generative AI initiatives. Chipotle struggled with persistent margin pressure and weakening traffic as inflation pushes up its food and labor costs, while macroeconomic uncertainty prompts more cautious consumer spending. Not holding Broadcom in the Fund was detrimental as the stock performed well during the period because demand for its custom AI chips and networking solutions surged.
Positioning
•    The Fund’s top 10 holdings at the end of October 2025 are: Apple, Inc. (9.6%), Nvidia Corps. (9.5%), Microsoft Corp.® (9.5%), Amazon.com, Inc.® (7.9%), Alphabet, Inc Class A (7.5%), Uber Technologies, Inc. (4.7%), Synopsys, Inc. (4.7%), Meta Platforms, Inc Class A (4.6%), BlackRock, Inc. (3.8%) and Adobe, Inc. (3.8%).
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invested during the reported period. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invested during the reported period over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	20.02%	13.80%	13.29%
S&P 500® Index	21.45%	17.64%	14.64%
S&P 500® Growth Index	31.99%	18.39%	16.95%
As of December 8, 2025, the Fund's Subadviser was changed to GW&K Investment Management, LLC. Prior to December 8, 2025, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before December 8, 2025 might be less pertinent for investors considering whether to purchase shares of the Fund.
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$209,870,824
Total number of portfolio holdings	28
Net advisory fees paid	$853,421
Portfolio turnover rate as of the end of the reporting period	97%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Apple, Inc.	9.6%
NVIDIA Corp.	9.5%
Microsoft Corp.	9.5%
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	7.5%
Synopsys, Inc.	4.7%
Uber Technologies, Inc.	4.7%
Meta Platforms, Inc., Class A	4.6%
Adobe, Inc.	3.8%
Blackrock, Inc.	3.8%
Top Ten as a Group	65.6%
Portfolio Breakdown
Recent Fund Changes
On October 7, 2025, AMG Funds IV's Board of Trustees (the "Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K”) as the subadviser to the Fund to replace Montrusco Bolton Investments, Inc. (“Montrusco Bolton”), effective December 8, 2025. The Board also approved a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K.
In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices. Effective December 8, 2025, the Fund also established a new share class, Class Z.

In addition, the Board approved the following fee changes for the Fund, effective December 8, 2025: a reduction in management fee rate from 0.48% to 0.47%; an increase to the maximum annual shareholder servicing fee rate authorized to be paid by Class I shares of the Fund from 0.05% to 0.06%; and the reduction of the Fund's Expense Cap from 0.68% to 0.67% through at least March 1, 2027.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR042A
AMG River Road Dividend All Cap Value Fund
Class N/ARDEX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class N/ARDEX)	$97	0.96%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 1.63% for the fiscal year ended October 31, 2025, underperforming its benchmark the Russell 3000® Value Index, which returned 11.06% for the period. The S&P 500® Index returned 21.45% for the period.
•    As of October 31, 2025, the dividend yield of the Fund was 2.94%, which is more than double the 1.15% yield of the S&P 500® Index.
Relative Performance
•    The Fund underperformed the S&P 500® Index, which returned 21.45% for the period, due to the Fund’s focus on value and high yielding stocks. The benchmark is heavily weighted to growth stocks, which have outperformed value during the year.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results during the period.
•    The sectors with the highest contribution to relative return were information technology (+178 bps) and health care (+75 bps). Information technology benefited from an overweight allocation and positive stock selection. Health care benefited mainly from positive stock selection.
•    The holdings with the highest contribution to active return were Oracle Corp. (ORCL), Micron Technology, Inc. (MU), and Corning Inc. (GLW).
•    The sectors with the lowest contribution to relative return were communication services (-463 bps) and financials (-246 bps). Communication services suffered from negative stock selection. Financials suffered from an underweight allocation and negative stock selection.
•    The holdings with the lowest contribution to active return were Cogent Communications Holdings, Inc. (CCOI), Comcast Corp. (Cl A) (CMCSA), and American Tower Corp. (AMT).  Cogent Communications was sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in two sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were energy and utilities. The largest underweight allocations were financials and communication services.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	1.63%	10.52%	7.41%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 3000® Value Index	11.06%	14.26%	9.89%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$66,333,620
Total number of portfolio holdings	59
Net advisory fees paid	$259,276
Portfolio turnover rate as of the end of the reporting period	38%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
The Williams Cos., Inc.	3.9%
Royalty Pharma PLC, Class A	3.7%
The PNC Financial Services Group, Inc.	3.4%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
Kinder Morgan, Inc.	2.9%
Chubb, Ltd. (Switzerland)	2.9%
American Tower Corp., REIT	2.8%
The Progressive Corp.	2.7%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
IDACORP, Inc.	2.5%
Top Ten as a Group	30.6%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR049A
AMG River Road Dividend All Cap Value Fund
Class I/ARIDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class I/ARIDX)	$72	0.71%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 1.89% for the fiscal year ended October 31, 2025, underperforming its benchmark the Russell 3000® Value Index, which returned 11.06% for the period. The S&P 500® Index returned 21.45% for the period.
•    As of October 31, 2025, the dividend yield of the Fund was 2.94%, which is more than double the 1.15% yield of the S&P 500® Index.
Relative Performance
•    The Fund underperformed the S&P 500® Index, which returned 21.45% for the period, due to the Fund’s focus on value and high yielding stocks. The benchmark is heavily weighted to growth stocks, which have outperformed value during the year.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results during the period.
•    The sectors with the highest contribution to relative return were information technology (+178 bps) and health care (+75 bps). Information technology benefited from an overweight allocation and positive stock selection. Health care benefited mainly from positive stock selection.
•    The holdings with the highest contribution to active return were Oracle Corp. (ORCL), Micron Technology, Inc. (MU), and Corning Inc. (GLW).
•    The sectors with the lowest contribution to relative return were communication services (-463 bps) and financials (-246 bps). Communication services suffered from negative stock selection. Financials suffered from an underweight allocation and negative stock selection.
•    The holdings with the lowest contribution to active return were Cogent Communications Holdings, Inc. (CCOI), Comcast Corp. (Cl A) (CMCSA), and American Tower Corp. (AMT).  Cogent Communications was sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in two sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were energy and utilities. The largest underweight allocations were financials and communication services.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	1.89%	10.79%	7.68%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 3000® Value Index	11.06%	14.26%	9.89%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$66,333,620
Total number of portfolio holdings	59
Net advisory fees paid	$259,276
Portfolio turnover rate as of the end of the reporting period	38%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
The Williams Cos., Inc.	3.9%
Royalty Pharma PLC, Class A	3.7%
The PNC Financial Services Group, Inc.	3.4%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
Kinder Morgan, Inc.	2.9%
Chubb, Ltd. (Switzerland)	2.9%
American Tower Corp., REIT	2.8%
The Progressive Corp.	2.7%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
IDACORP, Inc.	2.5%
Top Ten as a Group	30.6%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR048A
AMG River Road Dividend All Cap Value Fund
Class Z/ARZDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class Z/ARZDX)	$68	0.67%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 2.00% for the fiscal year ended October 31, 2025, underperforming its benchmark the Russell 3000® Value Index, which returned 11.06% for the period. The S&P 500® Index returned 21.45% for the period.
•    As of October 31, 2025, the dividend yield of the Fund was 2.94%, which is more than double the 1.15% yield of the S&P 500® Index.
Relative Performance
•    The Fund underperformed the S&P 500® Index, which returned 21.45% for the period, due to the Fund’s focus on value and high yielding stocks. The benchmark is heavily weighted to growth stocks, which have outperformed value during the year.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results during the period.
•    The sectors with the highest contribution to relative return were information technology (+178 bps) and health care (+75 bps). Information technology benefited from an overweight allocation and positive stock selection. Health care benefited mainly from positive stock selection.
•    The holdings with the highest contribution to active return were Oracle Corp. (ORCL), Micron Technology, Inc. (MU), and Corning Inc. (GLW).
•    The sectors with the lowest contribution to relative return were communication services (-463 bps) and financials (-246 bps). Communication services suffered from negative stock selection. Financials suffered from an underweight allocation and negative stock selection.
•    The holdings with the lowest contribution to active return were Cogent Communications Holdings, Inc. (CCOI), Comcast Corp. (Cl A) (CMCSA), and American Tower Corp. (AMT).  Cogent Communications was sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in two sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were energy and utilities. The largest underweight allocations were financials and communication services.
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on September 29, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	2.00%	10.87%	6.80%
S&P 500® Index	21.45%	17.64%	15.04%
Russell 3000® Value Index	11.06%	14.26%	9.29%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$66,333,620
Total number of portfolio holdings	59
Net advisory fees paid	$259,276
Portfolio turnover rate as of the end of the reporting period	38%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
The Williams Cos., Inc.	3.9%
Royalty Pharma PLC, Class A	3.7%
The PNC Financial Services Group, Inc.	3.4%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
Kinder Morgan, Inc.	2.9%
Chubb, Ltd. (Switzerland)	2.9%
American Tower Corp., REIT	2.8%
The Progressive Corp.	2.7%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
IDACORP, Inc.	2.5%
Top Ten as a Group	30.6%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR050A
AMG River Road Focused Absolute Value Fund
Class N/ARRFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class N/ARRFX)	$112	1.06%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 10.49% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 3000® Value Index, which returned 11.06% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•   Both sector allocation and stock selection had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were energy (+305 bps) and industrials (+265 bps). Energy benefited from positive stock selection and an underweight allocation. Industrials benefited from positive stock selection along with an overweight allocation.
•    The holdings with the highest contribution to active return were Delek US Holdings, Inc. (DK), CACI International Inc.    (Cl A) (CACI), and Fairfax Financial Holdings Limited (FRFHF).
•    The sectors with the lowest contribution to relative return were  consumer discretionary (-324 bps) and financials (-292 bps). Financials suffered mainly from negative stock selection. Consumer discretionary suffered from negative stock selection, partially offset by an overweight allocation.
•    The holdings with the lowest contribution to active return were Lennar Corp. (Cl A) (LEN), Mid-America Apartment Communities, Inc. (MAA), and Murphy USA Inc. (MUSA). Lennar Corporation was sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in four sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials and materials. The largest underweight allocations were information technology and communication services.
•    From a market cap perspective, the Fund remains significantly underweight larger cap stocks (>$45B) and overweight smaller cap stocks (<$10B) and mid cap stocks ($10B-$45B).
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on November 03, 2015, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class N	10.49%	10.22%	8.64%
S&P 500® Index	21.45%	17.64%	14.50%
Russell 3000® Value Index	11.06%	14.26%	9.73%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$51,156,091
Total number of portfolio holdings	34
Net advisory fees paid	$206,788
Portfolio turnover rate as of the end of the reporting period	92%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	5.5%
CRH PLC (Ireland)	4.3%
Amrize, Ltd.	4.2%
BJ's Wholesale Club Holdings, Inc.	4.1%
The Progressive Corp.	4.1%
SS&C Technologies Holdings, Inc.	4.0%
The Cooper Cos., Inc.	3.9%
GE HealthCare Technologies, Inc.	3.9%
Willis Towers Watson PLC (United Kingdom)	3.9%
McGrath RentCorp	3.9%
Top Ten as a Group	41.8%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR052A
AMG River Road Focused Absolute Value Fund
Class I/AFAVX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class I/AFAVX)	$86	0.82%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 10.88% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 3000® Value Index, which returned 11.06% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•   Both sector allocation and stock selection had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were energy (+305 bps) and industrials (+265 bps). Energy benefited from positive stock selection and an underweight allocation. Industrials benefited from positive stock selection along with an overweight allocation.
•    The holdings with the highest contribution to active return were Delek US Holdings, Inc. (DK), CACI International Inc.    (Cl A) (CACI), and Fairfax Financial Holdings Limited (FRFHF).
•    The sectors with the lowest contribution to relative return were  consumer discretionary (-324 bps) and financials (-292 bps). Financials suffered mainly from negative stock selection. Consumer discretionary suffered from negative stock selection, partially offset by an overweight allocation.
•    The holdings with the lowest contribution to active return were Lennar Corp. (Cl A) (LEN), Mid-America Apartment Communities, Inc. (MAA), and Murphy USA Inc. (MUSA). Lennar Corporation was sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in four sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials and materials. The largest underweight allocations were information technology and communication services.
•    From a market cap perspective, the Fund remains significantly underweight larger cap stocks (>$45B) and overweight smaller cap stocks (<$10B) and mid cap stocks ($10B-$45B).
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted since the class's inception on November 03, 2015, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	10.88%	10.50%	8.91%
S&P 500® Index	21.45%	17.64%	14.50%
Russell 3000® Value Index	11.06%	14.26%	9.73%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$51,156,091
Total number of portfolio holdings	34
Net advisory fees paid	$206,788
Portfolio turnover rate as of the end of the reporting period	92%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	5.5%
CRH PLC (Ireland)	4.3%
Amrize, Ltd.	4.2%
BJ's Wholesale Club Holdings, Inc.	4.1%
The Progressive Corp.	4.1%
SS&C Technologies Holdings, Inc.	4.0%
The Cooper Cos., Inc.	3.9%
GE HealthCare Technologies, Inc.	3.9%
Willis Towers Watson PLC (United Kingdom)	3.9%
McGrath RentCorp	3.9%
Top Ten as a Group	41.8%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR051A
AMG River Road Focused Absolute Value Fund
Class Z/ARRZX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class Z/ARRZX)	$82	0.78%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 10.86% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 3000® Value Index, which returned 11.06% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•   Both sector allocation and stock selection had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were energy (+305 bps) and industrials (+265 bps). Energy benefited from positive stock selection and an underweight allocation. Industrials benefited from positive stock selection along with an overweight allocation.
•    The holdings with the highest contribution to active return were Delek US Holdings, Inc. (DK), CACI International Inc.    (Cl A) (CACI), and Fairfax Financial Holdings Limited (FRFHF).
•    The sectors with the lowest contribution to relative return were  consumer discretionary (-324 bps) and financials (-292 bps). Financials suffered mainly from negative stock selection. Consumer discretionary suffered from negative stock selection, partially offset by an overweight allocation.
•    The holdings with the lowest contribution to active return were Lennar Corp. (Cl A) (LEN), Mid-America Apartment Communities, Inc. (MAA), and Murphy USA Inc. (MUSA). Lennar Corporation was sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in four sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials and materials. The largest underweight allocations were information technology and communication services.
•    From a market cap perspective, the Fund remains significantly underweight larger cap stocks (>$45B) and overweight smaller cap stocks (<$10B) and mid cap stocks ($10B-$45B).
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on September 29, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	10.86%	10.56%	7.54%
S&P 500® Index	21.45%	17.64%	15.04%
Russell 3000® Value Index	11.06%	14.26%	9.29%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$51,156,091
Total number of portfolio holdings	34
Net advisory fees paid	$206,788
Portfolio turnover rate as of the end of the reporting period	92%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	5.5%
CRH PLC (Ireland)	4.3%
Amrize, Ltd.	4.2%
BJ's Wholesale Club Holdings, Inc.	4.1%
The Progressive Corp.	4.1%
SS&C Technologies Holdings, Inc.	4.0%
The Cooper Cos., Inc.	3.9%
GE HealthCare Technologies, Inc.	3.9%
Willis Towers Watson PLC (United Kingdom)	3.9%
McGrath RentCorp	3.9%
Top Ten as a Group	41.8%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR053A
AMG River Road Mid Cap Value Fund
Class N/CHTTX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class N/CHTTX)	$114	1.10%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 7.79% for the fiscal year that ended October 31, 2025, compared to its benchmark the Russell Midcap® Value Index, which returned 7.86% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    Fund performance was slightly behind the benchmark. Stock selection was a positive contributor to relative performance, but was offset by negative impact from sector allocation.
•    The sectors with the highest contribution to relative return were consumer staples (+365 bps) and industrials (+181 bps). The consumer staples sector benefited from positive stock selection. Industrials benefitted from positive stock selection and an overweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy Corp. (TLN), Fairfax Financial Holdings Ltd. (FRFHF), and APi Group Corp. (APG).
•    The sectors with the lowest contribution to relative return were consumer discretionary (-299 bps) and information technology (-188 bps). Consumer discretionary suffered from negative stock selection, partially offset by an overweight allocation. Information technology suffered from lack of exposure.
•    The holdings with the lowest contribution to active return were lululemon® (LULU), LGI Homes, Inc. (LGIH), and Robert Half Inc. (RHI). These stocks were sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in three sectors and meaningfully underweight (>-5%) in four. The largest overweight allocations were industrials, consumer discretionary, and consumer staples. The largest underweight allocations were information technology, energy, utilities, and real estate.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	7.79%	16.22%	8.78%
S&P 500® Index	21.45%	17.64%	14.64%
Russell Midcap® Value Index	7.86%	13.23%	9.20%
As of March 19, 2021, the Fund's Subadviser was changed to River Road Asset Management, LLC. Prior to March 19, 2021, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before March 19, 2021, might be less pertinent for investors considering whether to purchase shares of the Fund.
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$340,847,534
Total number of portfolio holdings	52
Net advisory fees paid	$1,826,692
Portfolio turnover rate as of the end of the reporting period	93%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
GE HealthCare Technologies, Inc.	3.7%
Lithia Motors, Inc.	3.4%
SS&C Technologies Holdings, Inc.	3.3%
First Citizens BancShares, Inc., Class A	3.1%
The Cooper Cos., Inc.	3.1%
Expeditors International of Washington, Inc.	3.0%
Carlisle Cos., Inc.	3.0%
BJ's Wholesale Club Holdings, Inc.	2.9%
Coca-Cola Consolidated, Inc.	2.9%
Simpson Manufacturing Co., Inc.	2.6%
Top Ten as a Group	31.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR057A
AMG River Road Mid Cap Value Fund
Class I/ABMIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class I/ABMIX)	$83	0.80%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 8.10% for the fiscal year that ended October 31, 2025, compared to its benchmark the Russell Midcap® Value Index, which returned 7.86% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    The Fund's Class I shares outperformed the benchmark. Stock selection was a positive contributor to relative performance, but was offset by negative impact from sector allocation.
•    The sectors with the highest contribution to relative return were consumer staples (+365 bps) and industrials (+181 bps). The consumer staples sector benefited from positive stock selection. Industrials benefitted from positive stock selection and an overweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy Corp. (TLN), Fairfax Financial Holdings Ltd. (FRFHF), and APi Group Corp. (APG).
•    The sectors with the lowest contribution to relative return were consumer discretionary (-299 bps) and information technology (-188 bps). Consumer discretionary suffered from negative stock selection, partially offset by an overweight allocation. Information technology suffered from lack of exposure.
•    The holdings with the lowest contribution to active return were lululemon® (LULU), LGI Homes, Inc. (LGIH), and Robert Half Inc. (RHI). These stocks were sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in three sectors and meaningfully underweight (>-5%) in four. The largest overweight allocations were industrials, consumer discretionary, and consumer staples. The largest underweight allocations were information technology, energy, utilities, and real estate.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	8.10%	16.56%	9.08%
S&P 500® Index	21.45%	17.64%	14.64%
Russell Midcap® Value Index	7.86%	13.23%	9.20%
As of March 19, 2021, the Fund's Subadviser was changed to River Road Asset Management, LLC. Prior to March 19, 2021, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before March 19, 2021, might be less pertinent for investors considering whether to purchase shares of the Fund.
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$340,847,534
Total number of portfolio holdings	52
Net advisory fees paid	$1,826,692
Portfolio turnover rate as of the end of the reporting period	93%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
GE HealthCare Technologies, Inc.	3.7%
Lithia Motors, Inc.	3.4%
SS&C Technologies Holdings, Inc.	3.3%
First Citizens BancShares, Inc., Class A	3.1%
The Cooper Cos., Inc.	3.1%
Expeditors International of Washington, Inc.	3.0%
Carlisle Cos., Inc.	3.0%
BJ's Wholesale Club Holdings, Inc.	2.9%
Coca-Cola Consolidated, Inc.	2.9%
Simpson Manufacturing Co., Inc.	2.6%
Top Ten as a Group	31.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR056A
AMG River Road Mid Cap Value Fund
Class Z/ABIZX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class Z/ABIZX)	$78	0.75%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 8.17% for the fiscal year that ended October 31, 2025, compared to its benchmark the Russell Midcap® Value Index, which returned 7.86% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    The Fund's Class Z shares outperformed the benchmark. Stock selection was a positive contributor to relative performance, but was offset by negative impact from sector allocation.
•    The sectors with the highest contribution to relative return were consumer staples (+365 bps) and industrials (+181 bps). The consumer staples sector benefited from positive stock selection. Industrials benefitted from positive stock selection and an overweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy Corp. (TLN), Fairfax Financial Holdings Ltd. (FRFHF), and APi Group Corp. (APG).
•    The sectors with the lowest contribution to relative return were consumer discretionary (-299 bps) and information technology (-188 bps). Consumer discretionary suffered from negative stock selection, partially offset by an overweight allocation. Information technology suffered from lack of exposure.
•    The holdings with the lowest contribution to active return were lululemon® (LULU), LGI Homes, Inc. (LGIH), and Robert Half Inc. (RHI). These stocks were sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in three sectors and meaningfully underweight (>-5%) in four. The largest overweight allocations were industrials, consumer discretionary, and consumer staples. The largest underweight allocations were information technology, energy, utilities, and real estate.
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on September 29, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	8.17%	16.63%	8.04%
S&P 500® Index	21.45%	17.64%	15.04%
Russell Midcap® Value Index	7.86%	13.23%	8.44%
As of March 19, 2021, the Fund's Subadviser was changed to River Road Asset Management, LLC. Prior to March 19, 2021, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before March 19, 2021, might be less pertinent for investors considering whether to purchase shares of the Fund.
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$340,847,534
Total number of portfolio holdings	52
Net advisory fees paid	$1,826,692
Portfolio turnover rate as of the end of the reporting period	93%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
GE HealthCare Technologies, Inc.	3.7%
Lithia Motors, Inc.	3.4%
SS&C Technologies Holdings, Inc.	3.3%
First Citizens BancShares, Inc., Class A	3.1%
The Cooper Cos., Inc.	3.1%
Expeditors International of Washington, Inc.	3.0%
Carlisle Cos., Inc.	3.0%
BJ's Wholesale Club Holdings, Inc.	2.9%
Coca-Cola Consolidated, Inc.	2.9%
Simpson Manufacturing Co., Inc.	2.6%
Top Ten as a Group	31.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR058A
AMG River Road Small Cap Value Fund
Class N/ARSVX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class N/ARSVX)	$138	1.34%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 5.51% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 2000® Value Index, which returned 9.87% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were utilities (+162 bps) and real estate (+176 bps). Utilities benefited from positive stock selection along with an overweight allocation. Real estate benefited from positive stock selection.
•    The holdings with the highest contribution to active return were The GEO Group, Inc. (GEO), Delek US Holdings, Inc. (DK), and Talen Energy Corp. (TLN). Talen Energy was sold during the period.
•    The sectors with the lowest contribution to relative return were information technology (-293 bps) and consumer discretionary (-302 bps). Information technology and consumer discretionary both suffered from negative stock selection.
•    The holdings with the lowest contribution to active return were Murphy USA, Inc. (MUSA), LGI Homes, Inc. (LGIH), and SM Energy Co. (SM).
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in three sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials, consumer staples, and utilities. The largest underweight allocations were financials and real estate.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	5.51%	12.73%	9.48%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$1,093,130,756
Total number of portfolio holdings	68
Net advisory fees paid	$8,706,894
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.9%
CoreCivic, Inc.	3.4%
McGrath RentCorp	3.3%
GXO Logistics, Inc.	3.3%
ePlus, Inc.	2.8%
Asbury Automotive Group, Inc.	2.8%
Genworth Financial, Inc.	2.7%
Murphy USA, Inc.	2.7%
Assured Guaranty, Ltd. (Bermuda)	2.4%
Vontier Corp.	2.4%
Top Ten as a Group	29.7%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR060A
AMG River Road Small Cap Value Fund
Class I/ARSIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class I/ARSIX)	$111	1.08%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 5.78% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 2000® Value Index, which returned 9.87% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were utilities (+162 bps) and real estate (+176 bps). Utilities benefited from positive stock selection along with an overweight allocation. Real estate benefited from positive stock selection.
•    The holdings with the highest contribution to active return were The GEO Group, Inc. (GEO), Delek US Holdings, Inc. (DK), and Talen Energy Corp. (TLN). Talen Energy was sold during the period.
•    The sectors with the lowest contribution to relative return were information technology (-293 bps) and consumer discretionary (-302 bps). Information technology and consumer discretionary both suffered from negative stock selection.
•    The holdings with the lowest contribution to active return were Murphy USA, Inc. (MUSA), LGI Homes, Inc. (LGIH), and SM Energy Co. (SM).
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in three sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials, consumer staples, and utilities. The largest underweight allocations were financials and real estate.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	5.78%	13.02%	9.77%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$1,093,130,756
Total number of portfolio holdings	68
Net advisory fees paid	$8,706,894
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.9%
CoreCivic, Inc.	3.4%
McGrath RentCorp	3.3%
GXO Logistics, Inc.	3.3%
ePlus, Inc.	2.8%
Asbury Automotive Group, Inc.	2.8%
Genworth Financial, Inc.	2.7%
Murphy USA, Inc.	2.7%
Assured Guaranty, Ltd. (Bermuda)	2.4%
Vontier Corp.	2.4%
Top Ten as a Group	29.7%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR059A
AMG River Road Small Cap Value Fund
Class Z/ARZMX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class Z/ARZMX)	$102	0.99%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 5.92% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 2000® Value Index, which returned 9.87% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were utilities (+162 bps) and real estate (+176 bps). Utilities benefited from positive stock selection along with an overweight allocation. Real estate benefited from positive stock selection.
•    The holdings with the highest contribution to active return were The GEO Group, Inc. (GEO), Delek US Holdings, Inc. (DK), and Talen Energy Corp. (TLN). Talen Energy was sold during the period.
•    The sectors with the lowest contribution to relative return were information technology (-293 bps) and consumer discretionary (-302 bps). Information technology and consumer discretionary both suffered from negative stock selection.
•    The holdings with the lowest contribution to active return were Murphy USA, Inc. (MUSA), LGI Homes, Inc. (LGIH), and SM Energy Co. (SM).
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in three sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials, consumer staples, and utilities. The largest underweight allocations were financials and real estate.
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on September 29, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	5.92%	13.14%	8.43%
S&P 500® Index	21.45%	17.64%	15.04%
Russell 2000® Value Index	9.87%	13.85%	6.72%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$1,093,130,756
Total number of portfolio holdings	68
Net advisory fees paid	$8,706,894
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.9%
CoreCivic, Inc.	3.4%
McGrath RentCorp	3.3%
GXO Logistics, Inc.	3.3%
ePlus, Inc.	2.8%
Asbury Automotive Group, Inc.	2.8%
Genworth Financial, Inc.	2.7%
Murphy USA, Inc.	2.7%
Assured Guaranty, Ltd. (Bermuda)	2.4%
Vontier Corp.	2.4%
Top Ten as a Group	29.7%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR061A
AMG River Road Small-Mid Cap Value Fund
Class N/ARSMX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class N/ARSMX)	$131	1.28%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 5.07% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 2500® Value Index, which returned 10.11% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    Stock selection was the primary driver of underperformance during the period. The sectors with the highest contribution to relative return were utilities (+146 bps) and real estate (+ 138 bps). Utilities benefited from positive stock selection, partially offset by an overweight allocation.  Real estate benefitted from an underweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy Corp. (TLN), Delek US Holdings, Inc. (DK), and WESCO International, Inc. (WCC).
•    The sectors with the lowest contribution to relative return were consumer discretionary (-413 bps) and information technology (-169 bps). Consumer discretionary suffered from negative stock selection. Information technology suffered from an underweight allocation and negative stock selection.
•    The holdings with the lowest contribution to active return were Murphy USA, Inc. (MUSA), LGI Homes, Inc. (LGIH), and WEX, Inc. (WEX).
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in one sector and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials and consumer staples. The largest underweight allocations were information technology and real estate.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	5.07%	12.51%	10.08%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2500® Value Index	10.11%	14.39%	9.02%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$348,031,369
Total number of portfolio holdings	76
Net advisory fees paid	$2,528,041
Portfolio turnover rate as of the end of the reporting period	36%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.7%
BJ's Wholesale Club Holdings, Inc.	3.4%
McGrath RentCorp	3.1%
Lithia Motors, Inc.	2.8%
WESCO International, Inc.	2.7%
CoreCivic, Inc.	2.7%
Murphy USA, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Assured Guaranty, Ltd. (Bermuda)	2.3%
CACI International, Inc., Class A	2.3%
Top Ten as a Group	28.0%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR063A
AMG River Road Small-Mid Cap Value Fund
Class I/ARIMX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class I/ARIMX)	$105	1.02%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 5.43% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 2500® Value Index, which returned 10.11% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    Stock selection was the primary driver of underperformance during the period. The sectors with the highest contribution to relative return were utilities (+146 bps) and real estate (+ 138 bps). Utilities benefited from positive stock selection, partially offset by an overweight allocation.  Real estate benefitted from an underweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy Corp. (TLN), Delek US Holdings, Inc. (DK), and WESCO International, Inc. (WCC).
•    The sectors with the lowest contribution to relative return were consumer discretionary (-413 bps) and information technology (-169 bps). Consumer discretionary suffered from negative stock selection. Information technology suffered from an underweight allocation and negative stock selection.
•    The holdings with the lowest contribution to active return were Murphy USA, Inc. (MUSA), LGI Homes, Inc. (LGIH), and WEX, Inc. (WEX).
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in one sector and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials and consumer staples. The largest underweight allocations were information technology and real estate.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	5.43%	12.80%	10.35%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2500® Value Index	10.11%	14.39%	9.02%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$348,031,369
Total number of portfolio holdings	76
Net advisory fees paid	$2,528,041
Portfolio turnover rate as of the end of the reporting period	36%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.7%
BJ's Wholesale Club Holdings, Inc.	3.4%
McGrath RentCorp	3.1%
Lithia Motors, Inc.	2.8%
WESCO International, Inc.	2.7%
CoreCivic, Inc.	2.7%
Murphy USA, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Assured Guaranty, Ltd. (Bermuda)	2.3%
CACI International, Inc., Class A	2.3%
Top Ten as a Group	28.0%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR062A
AMG River Road Small-Mid Cap Value Fund
Class Z/ARSZX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class Z/ARSZX)	$100	0.97%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 5.47% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 2500® Value Index, which returned 10.11% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    Stock selection was the primary driver of underperformance during the period. The sectors with the highest contribution to relative return were utilities (+146 bps) and real estate (+ 138 bps). Utilities benefited from positive stock selection, partially offset by an overweight allocation.  Real estate benefitted from an underweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy Corp. (TLN), Delek US Holdings, Inc. (DK), and WESCO International, Inc. (WCC).
•    The sectors with the lowest contribution to relative return were consumer discretionary (-413 bps) and information technology (-169 bps). Consumer discretionary suffered from negative stock selection. Information technology suffered from an underweight allocation and negative stock selection.
•    The holdings with the lowest contribution to active return were Murphy USA, Inc. (MUSA), LGI Homes, Inc. (LGIH), and WEX, Inc. (WEX).
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in one sector and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials and consumer staples. The largest underweight allocations were information technology and real estate.
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on September 29, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	5.47%	12.88%	8.48%
S&P 500® Index	21.45%	17.64%	15.04%
Russell 2500® Value Index	10.11%	14.39%	7.87%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$348,031,369
Total number of portfolio holdings	76
Net advisory fees paid	$2,528,041
Portfolio turnover rate as of the end of the reporting period	36%
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.7%
BJ's Wholesale Club Holdings, Inc.	3.4%
McGrath RentCorp	3.1%
Lithia Motors, Inc.	2.8%
WESCO International, Inc.	2.7%
CoreCivic, Inc.	2.7%
Murphy USA, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Assured Guaranty, Ltd. (Bermuda)	2.3%
CACI International, Inc., Class A	2.3%
Top Ten as a Group	28.0%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
103125            TSR064A

(b) Not applicable.

Item 2. CODE OF ETHICS

Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code of Ethics that relates to any element of the code of ethics definition enumerated in paragraph (c) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of Item 2 of Form N-CSR. See attached Exhibit (a)(1).

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board has determined that independent Trustee Mr. Kurt Keilhacker qualifies as the Audit Committee Financial Expert. Mr. Keilhacker is “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)	Audit Fees

The aggregate fees billed by the Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), to the Funds for the Funds’ two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were $204,255 for fiscal 2025 and $248,073 for fiscal 2024.

(b)	Audit-Related Fees

There were no fees billed by PwC to the Funds in their two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Funds’ two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to a Fund (not including any Subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to a Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

(c)	Tax Fees

The aggregate fees billed by PwC to the Funds for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were $43,220 for fiscal 2025 and $50,195 for fiscal 2024.

For the Funds’ two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds were $0 for fiscal 2025 and $0 for fiscal 2024, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

There were no other fees billed by PwC to the Funds for all other non-audit services (“Other Fees”) during the Funds’ two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds.

(e)(1) According to policies adopted by the Audit Committee, services provided by PwC to the Funds must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Funds without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Funds. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

(e)(2) None.

(f) Not applicable.

(g) The aggregate fees billed by PwC in 2025 and 2024 for non-audit services rendered to the Funds and Fund Service Providers were $83,220 and $90,195, respectively. For the fiscal year ended October 31, 2025, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $40,000 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended October 31, 2024, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $40,000 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h) The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

(i) Not applicable.

(j) Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ANNUAL FINANCIAL STATEMENTS

AMG Funds

October 31, 2025

AMG GW&K Small Cap Growth Fund
(formerly AMG Montrusco Bolton Large Cap Growth Fund)

Class N: MCGFX	Class I: MCGIX

wealth.amg.com	103125	AR087

AMG Funds Annual Financial Statements — October 31, 2025

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	4
Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	6
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	7
Detail of changes in assets for the past two fiscal years

Financial Highlights	8
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	10
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	16

OTHER INFORMATION	17

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Small Cap Growth Fund Schedule of Portfolio Investments October 31, 2025

	Shares	Value
Common Stocks - 99.8%

Communication Services - 15.8%

Alphabet, Inc., Class A*	55,800	$15,690,402

Meta Platforms, Inc., Class A	15,026	9,742,107

Netflix, Inc.*	6,873	7,689,925

Total Communication Services		33,122,434

Consumer Discretionary - 12.0%

Amazon.com, Inc.*	68,020	16,611,844

Chipotle Mexican Grill, Inc.*	202,881	6,429,299

Tractor Supply Co.	38,862	2,102,823

Total Consumer Discretionary		25,143,966

Consumer Staples - 3.1%

Monster Beverage Corp.*	96,879	6,474,423

Energy - 1.1%

Valero Energy Corp.	13,644	2,313,477

Financials - 10.6%

Blackrock, Inc.	7,369	7,979,226

JPMorgan Chase & Co.	11,897	3,701,395

Mastercard, Inc., Class A	11,247	6,208,231

Ryan Specialty Holdings, Inc.[1]	78,336	4,292,813

Total Financials		22,181,665

Health Care - 5.0%

Eli Lilly & Co.	6,784	5,853,642

IDEXX Laboratories, Inc.*	7,456	4,693,627

Total Health Care		10,547,269

Industrials - 8.2%

Rollins, Inc.	52,480	3,023,373

Uber Technologies, Inc.*	101,448	9,789,732

	Shares	Value

Waste Connections, Inc. (Canada)	26,149	$4,384,664

Total Industrials		17,197,769

Information Technology - 43.0%

Adobe, Inc.*	23,690	8,061,944

Apple, Inc.	74,348	20,101,469

Fortinet, Inc.*	47,017	4,063,679

Lam Research Corp.	36,911	5,812,006

Microsoft Corp.	38,398	19,882,868

NVIDIA Corp.	98,380	19,920,966

ServiceNow, Inc.*	2,773	2,549,163

Synopsys, Inc.*	21,886	9,932,305

Total Information Technology		90,324,400

Real Estate - 1.0%

Public Storage, REIT	8,019	2,233,773

Total Common Stocks (Cost $182,527,747)		209,539,176

Short-Term Investments - 0.3%

Other Investment Companies - 0.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%[2]	221,678	221,678

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.08%[2]	332,517	332,517

Total Short-Term Investments (Cost $554,195)		554,195

Total Investments - 100.1% (Cost $183,081,942)		210,093,371

Other Assets, less Liabilities - (0.1)%		(222,547)

Net Assets - 100.0%		$209,870,824

*	Non-income producing security.

[1]

Some of this security, amounting to $4,249,850 or 2.0% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the October 31, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT     Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

2

AMG GW&K Small Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$209,539,176	—	—	$209,539,176

Short-Term Investments

Other Investment Companies	554,195	—	—	554,195

Total Investments in Securities	$210,093,371	—	—	$210,093,371

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended October 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

3

Statement of Assets and Liabilities October 31, 2025

AMG GW&K Small Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $4,249,850)	$210,093,371

Dividend and interest receivables	18,107

Securities lending income receivable	470

Receivable for Fund shares sold	16,530

Receivable from Affiliate	12,750

Prepaid expenses and other assets	16,001

Total assets	210,157,229

Liabilities:

Payable for Fund shares repurchased	56,703

Accrued expenses:

Investment advisory and management fees	85,838

Administrative fees	26,824

Distribution fees	13,174

Shareholder service fees	13,366

Other	90,500

Total liabilities	286,405

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$209,870,824

[1] Investments at cost	$183,081,942

The accompanying notes are an integral part of these financial statements.

4

Statement of Assets and Liabilities (continued)

AMG GW&K Small Cap Growth Fund

Net Assets Represent:

Paid-in capital	$122,961,534

Total distributable earnings	86,909,290

Net Assets	$209,870,824

Class N:

Net Assets	$132,162,937

Shares outstanding	9,210,197

Net asset value, offering and redemption price per share	$14.35

Class I:

Net Assets	$77,707,887

Shares outstanding	5,244,746

Net asset value, offering and redemption price per share	$14.82

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations For the fiscal year ended October 31, 2025

AMG GW&K Small Cap Growth Fund

Investment Income:

Dividend income	$1,170,343

Securities lending income	2,056

Foreign withholding tax	(5,673)

Total investment income	1,166,726

Expenses:

Investment advisory and management fees	980,803

Administrative fees	306,501

Distribution fees - Class N	194,646

Shareholder servicing fees - Class N	99,917

Shareholder servicing fees - Class I	37,955

Professional fees	59,359

Reports to shareholders	40,898

Registration fees	37,404

Transfer agent fees	32,890

Custodian fees	31,915

Trustee fees and expenses	17,784

Interest expense	1,122

Miscellaneous	9,299

Total expenses before offsets	1,850,493

Expense reimbursements	(127,382)

Net expenses	1,723,111

Net investment loss	(556,385)

Net Realized and Unrealized Gain:

Net realized gain on investments	64,951,610

Net change in unrealized appreciation/depreciation on investments	(27,495,442)

Net realized and unrealized gain	37,456,168

Net increase in net assets resulting from operations	$36,899,783

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets For the fiscal years ended October 31,

	AMG GW&K Small Cap Growth Fund

	2025	2024

Increase in Net Assets Resulting From Operations:

Net investment income (loss)	$(556,385)	$32,651

Net realized gain on investments	64,951,610	22,609,128

Net change in unrealized appreciation/depreciation on investments	(27,495,442)	30,720,901

Net increase in net assets resulting from operations	36,899,783	53,362,680

Distributions to Shareholders:

Class N	(12,214,309)	(4,618,783)

Class I	(7,184,692)	(3,027,190)

Total distributions to shareholders	(19,399,001)	(7,645,973)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(15,955,528)	(26,808,107)

Total increase in net assets	1,545,254	18,908,600

Net Assets:

Beginning of year	208,325,570	189,416,970

End of year	$209,870,824	$208,325,570

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$13.17	$10.58	$10.00	$17.05	$21.50

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.04)	(0.01)	0.02	(0.00)[3]	(0.07)

Net realized and unrealized gain (loss) on investments	2.48	3.03	1.55	(3.26)	6.17

Total income (loss) from investment operations	2.44	3.02	1.57	(3.26)	6.10

Less Distributions to Shareholders from:

Net investment income	—	(0.02)	(0.00)[3]	—	—

Net realized gain on investments	(1.26)	(0.41)	(0.99)	(3.79)	(10.55)

Total distributions to shareholders	(1.26)	(0.43)	(0.99)	(3.79)	(10.55)

Net Asset Value, End of Year	$14.35	$13.17	$10.58	$10.00	$17.05

Total Return[2,4]	19.81%	29.13%	17.14%	(25.18)%	39.50%

Ratio of net expenses to average net assets	0.91%[5]	0.91%	0.92%[5]	0.91%	1.07%[6]

Ratio of gross expenses to average net assets[7]	0.97%	0.97%	0.98%	0.94%	1.09%

Ratio of net investment income (loss) to average net assets[2]	(0.34)%	(0.05)%	0.18%	(0.02)%	(0.39)%

Portfolio turnover	97%	83%	77%	68%	109%

Net assets end of year (000’s) omitted	$132,163	$130,108	$115,248	$113,790	$175,468

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$13.54	$10.86	$10.25	$17.36	$21.69

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.02)	0.02	0.04	0.02	(0.04)

Net realized and unrealized gain (loss) on investments	2.56	3.11	1.59	(3.34)	6.26

Total income (loss) from investment operations	2.54	3.13	1.63	(3.32)	6.22

Less Distributions to Shareholders from:

Net investment income	—	(0.04)	(0.03)	—	—

Net realized gain on investments	(1.26)	(0.41)	(0.99)	(3.79)	(10.55)

Total distributions to shareholders	(1.26)	(0.45)	(1.02)	(3.79)	(10.55)

Net Asset Value, End of Year	$14.82	$13.54	$10.86	$10.25	$17.36

Total Return[2,4]	20.02%	29.43%	17.27%	(25.05)%	39.78%

Ratio of net expenses to average net assets	0.73%[5]	0.73%	0.74%[5]	0.73%	0.92%[6]

Ratio of gross expenses to average net assets[7]	0.79%	0.79%	0.80%	0.76%	0.94%

Ratio of net investment income (loss) to average net assets[2]	(0.16)%	0.13%	0.36%	0.16%	(0.24)%

Portfolio turnover	97%	83%	77%	68%	109%

Net assets end of year (000’s) omitted	$77,708	$78,218	$74,169	$88,895	$167,415

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[5]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[6]	Includes reduction from broker recapture amounting to less than 0.01%.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements October 31, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds IV (the “Trust”) is an open-end management investment company, organized as a Delaware Statutory Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG GW&K Small Cap Growth Fund (formerly AMG Montrusco Bolton Large Cap Growth Fund) (the “Fund”).

As of October 31, 2025, the Fund offered Class N and Class I shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

On October 7, 2025, the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K”) as the subadviser to the Fund to replace Montrusco Bolton Investments, Inc. (“Montrusco Bolton”), effective December 8, 2025. The Board also approved a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K.

In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the 1940 Act from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund’s benchmark indices. Effective December 8, 2025, the Fund also established a new share class, Class Z.

In addition, the Board approved the following fee changes for the Fund, effective December 8, 2025: a reduction in management fee rate from 0.48% to 0.47%; an increase to the maximum annual shareholder servicing fee rate authorized to be paid by Class I shares of the Fund from 0.05% to 0.06%; and the reduction of the Fund’s Expense Cap from 0.68% to 0.67% through at least March 1, 2027.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Investment Manager as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants

10

Notes to Financial Statements (continued)

at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized. Temporary differences are due to wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2025 and October 31, 2024 was as follows:

Distributions paid from:	2025	2024

Ordinary income *	$4,146,681	$2,689,042

Long-term capital gains	15,252,320	4,956,931

	$19,399,001	$7,645,973

*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of October 31, 2025, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

Undistributed ordinary income	$6,808,724

Undistributed long-term capital gains	54,615,558

At October 31, 2025, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$184,608,364	$35,188,743	$(9,703,736)	$25,485,007

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns as of October 31, 2025, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

11

Notes to Financial Statements (continued)

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2025, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended

October 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

For the fiscal year ended October 31, 2025, the Fund did not utilize capital loss carryovers.

g. CAPITAL STOCK

The Trust’s Trust Instrument authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended October 31, 2025 and October 31, 2024, the capital stock transactions by class for the Fund were as follows:

	October 31, 2025		October 31, 2024

	Shares	Amount	Shares	Amount

Class N:

Shares sold	142,404	$1,815,671	152,794	$1,936,009

Shares issued in reinvestment of distributions	954,101	12,050,290	394,193	4,541,102

Shares redeemed	(1,765,879)	(22,676,885)	(1,564,082)	(19,540,710)

Net decrease	(669,374)	$(8,810,924)	(1,017,095)	$(13,063,599)

Class I:

Shares sold	244,735	$3,278,758	133,056	$1,727,460

Shares issued in reinvestment of distributions	536,968	6,991,323	247,384	2,924,083

Shares redeemed	(1,315,065)	(17,414,685)	(1,431,931)	(18,396,051)

Net decrease	(533,362)	$(7,144,604)	(1,051,491)	$(13,744,508)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At October 31, 2025, the Fund had no Repurchase Agreements outstanding.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. For the fiscal year ended October 31, 2025, the Fund’s investment portfolio was managed by Montrusco Bolton, who served pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Montrusco Bolton.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the fiscal year ended October 31, 2025, the Fund paid an investment management fee at the annual rate of 0.48% of the average daily net assets of the Fund. The fee paid to the Fund’s subadviser for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

12

Notes to Financial Statements (continued)

The Investment Manager contractually agreed, during the period covered by this report, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to 0.68% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the fiscal year ended October 31, 2025, the Investment Manager reimbursed the Fund $127,382, and did not recoup any previously reimbursed expenses. At October 31, 2025, the Fund’s expiration of reimbursements subject to recoupment was as follows:

Expiration Period

Less than 1 year	$122,005

1-2 years	127,346

2-3 years	127,382

Total	$376,733

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares. The Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The impact on the annualized expense ratios for the fiscal year ended October 31, 2025, was 0.15%.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table.

The impact on the annualized expense ratios for the fiscal year ended October 31, 2025, was as follows:

	Maximum Annual Amount Approved as of 10/31/25	Actual Amount Incurred

Class N	0.15%	0.08%

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense,

13

Notes to Financial Statements (continued)

respectively. At October 31, 2025, the Fund had no interfund loans outstanding. The Funds did not lend during the fiscal year ended October 31, 2025.

The Fund utilized the interfund lending program during the fiscal year ended October 31, 2025 as follows:

Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

$2,610,362	3	$1,122	5.230%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended October 31, 2025, were $197,889,121 and $230,719,339, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the fiscal year ended October 31, 2025.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at October 31, 2025, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$4,249,850	—	$4,029,245	$4,029,245

The following table summarizes the securities received as collateral for securities lending at October 31, 2025:

Collateral Type	Coupon Range		Maturity Date Range

U.S. Treasury Obligations	0.000	%-6.250%	12/31/25-08/15/53

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market; or (iii) price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks. As discussed in Note 1 above, the Fund made changes to its principal strategies and risks as of December 8, 2025. During the fiscal year ended October 31, 2025, the Fund’s principal risks were as follows:

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Montrusco Bolton’s investment techniques and risk analysis will produce the desired result.

Non-Diversified Fund Risk: The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund currently qualifies, and intends to qualify each year, as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s

14

Notes to Financial Statements (continued)

intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Focused Investment Risk: To the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Environmental, Social and Governance (“ESG”) Investing Risk: Montrusco Bolton incorporates ESG criteria into its investment process, which may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by Montrusco Bolton or any judgment exercised by Montrusco Bolton will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or Montrusco Bolton’s assessment of a company’s ESG practices may change over time. Montrusco Bolton’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

Large-Capitalization Stock Risk: The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Growth at a Reasonable Price (“GARP”) Style Risk: GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. The Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform or are not favored by investors in prevailing market and economic conditions.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At October 31, 2025, the Fund had no Repurchase Agreements outstanding.

9. RECENT ACCOUNTING STANDARDS UPDATE

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management has evaluated the impact of the ASU and expects the ASU will have no material impact to the Fund’s financial statements.

10. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements, except for the changes in the Fund’s subadviser and investment strategies and related changes that went effective December 8, 2025, as discussed in Note 1 above. In conjunction with those changes, the Fund sold all open investments on December 8 and 9, 2025, and recognized a realized gain of $25,919,590. The Fund used the proceeds of the sales to purchase investments which conform to the Fund’s principal investment strategies.

15

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG Funds IV and Shareholders of AMG GW&K Small Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AMG GW&K Small Cap Growth Fund (one of the funds constituting AMG Funds IV, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2025

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

16

Other Information (unaudited)

TAX INFORMATION

AMG GW&K Small Cap Growth Fund (formerly AMG Montrusco Bolton Large Cap Growth Fund) hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2024/2025 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code of 1986, as amended, AMG GW&K Small Cap Growth Fund (formerly AMG Montrusco Bolton Large Cap Growth Fund) hereby designates $17,307,569 as a capital gain distribution with respect to the taxable year ended October 31, 2025, or if subsequently determined to be different, the net capital gains of such fiscal year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the fiscal year ended October 31, 2025, was $17,784, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the fiscal year ended October 31, 2025.

17

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG Montrusco Bolton Large Cap Growth Fund: Approval of Investment Advisory Agreement and Subadvisory Agreement on June 11, 2025

At an in-person meeting held on June 11, 2025, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds IV (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Advisory Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Montrusco Bolton Large Cap Growth Fund (the “Fund”) and separately Amendment No. 1 thereto dated October 1, 2016 (collectively, the “Investment Advisory Agreement”); and (ii) the Subadvisory Agreement with respect to the Fund, as amended at any time prior to the date of the meeting (the “Subadvisory Agreement”), with Montrusco Bolton Investments, Inc., the Fund’s subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Advisory Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Fund, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Advisory Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Advisory Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Advisory Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Advisory Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Advisory Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of the Fund as compared to

18

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the S&P 500 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance. The Trustees also noted that the Fund ranked in the top third relative to the Peer Group for the 2022 and 2021 calendar years. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Advisory Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure and the services the Investment Manager provides in performing its functions under the Investment Advisory Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.68%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Advisory Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Advisory Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

19

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Advisory Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 11, 2025, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Advisory Agreement and the Subadvisory Agreement for the Fund.

AMG Montrusco Bolton Large Cap Growth Fund: Approval of Subadvisory Agreement on October 7, 2025

At a meeting held via telephone and video conference on October 7, 2025,1 the Board of Trustees (the “Board” or the “Trustees”), and separately all of the Trustees who are not “interested persons” of AMG Funds IV (the “Trust”) (the “Independent Trustees”), unanimously voted to terminate the subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and Montrusco Bolton Investments, Inc. (“Montrusco”) with respect to AMG Montrusco Bolton Large Cap Growth Fund (the “Fund”) (the “Former Subadvisory Agreement”) and approve the new subadvisory agreement between the Investment Manager and GW&K Investment Management, LLC (“GW&K”) with respect to the Fund (the “New Subadvisory Agreement” or the “Agreement”), which Agreement was proposed to take effect on or about December 8, 2025. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of the Agreement.

In considering the Agreement, the Trustees considered the information relating to the Fund and GW&K provided to them in connection with the meeting on October 7, 2025 and other meetings of the Board throughout the last twelve months, as well as in prior years. In considering the Agreement, the Trustees also considered information relating to the twelve other funds that GW&K sub-advises in the AMG Funds Family of Funds, which, as of October 7, 2025, consisted of 39 funds (the “AMG Funds Complex”). Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel in a private session at which no representatives of management were present; and (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information provided at the October 7, 2025 meeting and prior meetings relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by GW&K in managing the Fund. The Trustees noted that the Fund would invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. Among other things, at this meeting and/or prior meetings, the Trustees reviewed information on portfolio management and other professional staff, information regarding GW&K’s organizational and management structure, and GW&K’s compliance policies and procedures. The Trustees noted that GW&K was founded in 1974 and that its small-cap growth team has 12 members. The Trustees considered specific information provided regarding the experience of the individuals at GW&K that are expected to have portfolio management responsibility for the Fund. The Trustees noted that both proposed portfolio managers joined GW&K in 2008 and serve as portfolio managers of other funds subadvised by GW&K in the AMG Funds Complex. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Fund; (b) the qualifications and experience of GW&K’s personnel; and (c) GW&K’s compliance program. The Trustees additionally considered GW&K’s risk management processes. At a prior meeting, the Trustees reviewed GW&K’s compliance policies and procedures, code of ethics, and specific information related to how GW&K monitors, among other things, portfolio compliance and proxy voting and deemed all of them to be adequate. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Agreements and noted that, as of July 31, 2025, GW&K managed approximately $51.3 billion in assets. The Trustees concluded that, given GW&K’s financial condition, it would be able to meet any reasonably foreseeable obligations under the Agreement.

PERFORMANCE

Because GW&K had not yet commenced management of the Fund, the Trustees noted that they could not draw any conclusions regarding the performance of GW&K’s management of the Fund to date. The Trustees, however, considered the performance of GW&K’s Small Cap Growth composite and the performance of the other funds in the AMG Funds Complex sub-advised by GW&K, including the funds with similar investment mandates such as small cap core and small/mid-cap growth.

SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

The Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate (“Affiliate”) of the Investment Manager, a portion of GW&K’s revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under the Agreement was the same as the rate paid to Montrusco under the Former Subadvisory Agreement. The Trustees further noted that the Investment Manager proposed certain fee changes for the Fund, including a decrease to the Fund’s advisory fee of one basis point, all of which would be implemented upon the effectiveness of the Agreement and would result in the overall reduction of the net expense ratio of Class N shares of the Fund, and no change to the net expense ratio of Class I shares of the Fund, as compared with the Fund’s current fee structure. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund, which would decrease if the Agreement was approved.

The Trustees also noted payments made or to be made from GW&K to the Investment Manager, and other payments made or to be made from the Investment Manager to GW&K, including certain expense sharing arrangements related to, among other things, shareholder servicing and distribution. The Trustees concluded that these arrangements were reasonable. The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund would both be lower than the average for an appropriate peer group of similar mutual funds for the Fund once the new fee changes went into effect.

20

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Agreement. The Trustees also were provided, in advance of their June 11, 2025 meeting, with the profitability of GW&K with respect to the other funds it sub-advises in the AMG Funds Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that GW&K is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize economies of scale with respect to certain fees and expenses, other than the Fund’s management fee, to the extent the increase in assets is proportionally greater than the increase in such fees and expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the potential broadening of GW&K’s small cap growth investment capabilities, as well as the indirect benefits that GW&K may receive from GW&K’s relationship with the Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadviser to the Fund, which bears GW&K’s name. Taking into account all of the foregoing, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Fund’s subadvisory fees are reasonable.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under the Agreement; (b) GW&K’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c) GW&K is reasonably likely to execute its Investment Strategy consistently over time; and (d) GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each

Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on October 7, 2025, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve the Agreement.

[1] The Trustees determined that the conditions surrounding COVID-19 constituted unforeseen or emergency circumstances and that reliance on the Securities and Exchange Commission’s (“SEC”) exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the October 7, 2025 meeting that would otherwise require in-person votes under the 1940 Act. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

21

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core AMG

GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	103125	AR087

ANNUAL FINANCIAL STATEMENTS

AMG Funds

October 31, 2025

AMG GW&K Core Bond ESG Fund
Class N: MBGVX	Class I: MBDFX	Class Z: MBDLX

AMG GW&K Small/Mid Cap Growth Fund

Class N: ACWDX	Class I: ACWIX	Class Z: ACWZX

wealth.amg.com	103125	AR069

AMG Funds Annual Financial Statements — October 31, 2025

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG GW&K Core Bond ESG Fund	2

AMG GW&K Small/Mid Cap Growth Fund	7

Statement of Assets and Liabilities	10
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	12
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	13
Detail of changes in assets for the past two fiscal years

Financial Highlights	14
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	20
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	28

OTHER INFORMATION	29

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	30

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG

Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments October 31, 2025

	Principal Amount	Value

Corporate Bonds and Notes - 46.2%

Basic Materials - 1.2%

Air Products and Chemicals, Inc. 4.800%, 03/03/33	$780,000	$793,577

Steel Dynamics, Inc. 5.375%, 08/15/34[1]	460,000	477,622

Total Basic Materials		1,271,199

Communications - 3.3%

AT&T, Inc. 1.650%, 02/01/28	331,000	313,780
4.300%, 02/15/30	700,000	699,799

Charter Communications Operating LLC/Charter Communications Operating Capital 4.400%, 04/01/33[1]	885,000	830,594

Comcast Corp. 4.650%, 02/15/33	915,000	915,653

Verizon Communications, Inc. 3.875%, 02/08/29	853,000	846,759

Total Communications		3,606,585

Consumer, Cyclical - 6.0%

AutoNation, Inc. 3.850%, 03/01/32	720,000	672,053

Delta Air Lines, Inc. 5.250%, 07/10/30	557,000	569,263

Hyatt Hotels Corp. 5.250%, 06/30/29	610,000	627,334

LKQ Corp. 6.250%, 06/15/33[1]	525,000	560,016

Magna International, Inc. (Canada) 5.875%, 06/01/35	830,000	875,793

Mattel, Inc. 3.750%, 04/01/29[2]	975,000	945,965

PulteGroup, Inc. 6.375%, 05/15/33	573,000	626,030

Royal Caribbean Cruises, Ltd. 5.375%, 01/15/36	1,125,000	1,132,625

United Airlines, Inc. Pass-Through Trust Series 2024-1, AA, 5.450%, 02/15/37	564,830	582,896

Total Consumer, Cyclical		6,591,975

Consumer, Non-cyclical - 7.3%

Amgen, Inc. 5.600%, 03/02/43	576,000	584,727

CommonSpirit Health 3.347%, 10/01/29	1,187,000	1,145,467

CVS Health Corp. 5.450%, 09/15/35	1,110,000	1,133,416

The Ford Foundation Series 2020, 2.415%, 06/01/50[1]	1,807,000	1,115,659

HCA, Inc. 4.125%, 06/15/29	950,000	943,305

	Principal Amount	Value

Kraft Heinz Foods Co. 4.625%, 10/01/39	$615,000	$559,865

Smith & Nephew PLC (United Kingdom) 2.032%, 10/14/30	1,010,000	904,630

Sysco Corp. 2.400%, 02/15/30[1]	1,209,000	1,120,845

The Campbell’s Company 2.375%, 04/24/30	628,000	574,992

Total Consumer, Non-cyclical		8,082,906

Financials - 15.8%

Aircastle, Ltd./Aircastle Ireland DAC (Bermuda) 5.750%, 10/01/31[2]	1,025,000	1,066,677

Ally Financial, Inc.
(5.543% to 01/17/30 then SOFR Index + 1.730%), 5.543%, 01/17/31[3,4]	565,000	574,771

American Homes 4 Rent LP 3.625%, 04/15/32	685,000	643,245

American Tower Corp. 3.600%, 01/15/28	855,000	845,066

Bank of America Corp. MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[3,4]	1,300,000	1,111,994

The Bank of New York Mellon Corp.
Series H, (3.700% to 03/20/26 then U.S. Treasury Yield Curve CMT 5 year + 3.352%), 3.700%, 03/20/26[3,4,5]	985,000	976,841

Boston Properties LP 2.550%, 04/01/32	808,000	699,707

Capital One Financial Corp.
(7.964% to 11/02/33 then SOFR Index + 3.370%), 7.964%, 11/02/34[3,4]	733,000	864,674

The Charles Schwab Corp.
Series K, (5.000% to 06/01/27 then U.S. Treasury Yield Curve CMT 5 year + 3.256%), 5.000%, 06/01/27[3,4,5]	565,000	565,192

Citigroup, Inc.
(3.980% to 03/20/29 then 3 month SOFR + 1.600%), 3.980%, 03/20/30[3,4]	877,000	867,777

Crown Castle, Inc. 4.000%, 03/01/27	775,000	772,609

Equinix, Inc. 3.200%, 11/18/29	663,000	635,675

The Goldman Sachs Group, Inc.
(6.561% to 10/24/33 then SOFR + 1.950%), 6.561%, 10/24/34[3,4]	800,000	893,767

Huntington Bancshares, Inc.
(5.709% to 02/02/34 then SOFR Index + 1.870%), 5.709%, 02/02/35[1,3,4]	576,000	598,903

JPMorgan Chase & Co.
(6.254% to 10/23/33 then SOFR + 1.810%), 6.254%, 10/23/34[3,4]	528,000	581,505

The accompanying notes are an integral part of these financial statements.

2

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Financials - 15.8% (continued)

MetLife, Inc.
Series D, (5.875% to 03/15/28 then 3 month SOFR + 3.221%), 5.875%, 03/15/28[3,4,5]	$125,000	$128,095

Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[3,4]	849,000	854,025

The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[3,4]	1,226,000	1,250,835

State Street Corp.
Series J, (6.700% to 09/15/29 then U.S. Treasury Yield Curve CMT 5 year + 2.628%), 6.700%, 09/15/29[1,3,4,5]	545,000	572,018

Truist Financial Corp., MTN
(4.873% to 01/26/28 then SOFR + 1.435%), 4.873%, 01/26/29[3,4]	300,000	304,101
Series Q, (5.100% to 09/01/30 then U.S. Treasury Yield Curve CMT 10 year + 4.349%), 5.100%, 03/01/30[3,4,5]	300,000	300,843

US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[3,4]	615,000	638,753

Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then 3 month SOFR + 4.502%), 5.013%, 04/04/51[3,4]	1,186,000	1,106,986
(7.625% to 09/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.606%), 7.625%, 09/15/28[1,3,4,5]	576,000	614,845

Total Financials		17,468,904

Industrials - 2.7%

Jacobs Engineering Group, Inc. 5.900%, 03/01/33[1]	1,141,000	1,198,567

Owens Corning 7.000%, 12/01/36[6]	490,000	562,216

Packaging Corp. of America 5.700%, 12/01/33	640,000	677,123

Regal Rexnord Corp. 6.300%, 02/15/30	535,000	566,263

Total Industrials		3,004,169
Technology - 5.0%

Broadcom, Inc. 4.150%, 11/15/30[1]	707,000	703,414

CDW LLC/CDW Finance Corp. 5.550%, 08/22/34[1]	542,000	556,567

Dell International LLC/EMC Corp. 6.200%, 07/15/30	1,112,000	1,190,349

Kyndryl Holdings, Inc. 3.150%, 10/15/31	691,000	629,701

Microsoft Corp. 2.525%, 06/01/50	1,740,000	1,092,368

	Principal Amount	Value

Roper Technologies, Inc. 4.750%, 02/15/32[1]	$612,000	$617,140

SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[2]	800,000	724,960

Total Technology		5,514,499

Utilities - 4.9%

Dominion Energy, Inc. 5.375%, 11/15/32	550,000	572,062
Series B, (7.000% to 06/01/34 then U.S. Treasury Yield Curve CMT 5 year + 2.511%), 7.000%, 06/01/54[3,4]	698,000	762,428

Duke Energy Corp. 2.550%, 06/15/31	632,000	572,778
(6.450% to 09/01/34 then U.S. Treasury Yield Curve CMT 5 year + 2.588%), 6.450%, 09/01/54[1,3,4]	726,000	767,581

Exelon Corp. 5.300%, 03/15/33	550,000	571,651
(6.500% to 03/15/35 then U.S. Treasury Yield Curve CMT 5 year + 1.975%), 6.500%, 03/15/55[3,4]	738,000	775,692

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	1,649,000	1,417,116

Total Utilities		5,439,308
Total Corporate Bonds and Notes (Cost $52,793,607)		50,979,545

Asset-Backed Securities - 5.3%

AGL CLO 39, Ltd.
Series 2025-39A, Class A1 (3 month SOFR + 1.130%, Cap N/A, Floor 1.130%), 5.014%, 04/20/38[2,4]	350,000	349,453

AGL Core CLO, Ltd.
Series 2025-38A, Class A1 (3 month SOFR + 1.240%, Cap N/A, Floor 1.240%), 5.097%, 01/22/38[2,4]	300,000	300,589

American Express Credit Account Master Trust
Series 2025-5, Class A 4.510%, 07/15/32	196,000	200,344

Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/49[2]	950,000	957,244

Elmwood CLO II, Ltd.
Series 2019-2A, Class A1RR (3 month SOFR + 1.350%, Cap N/A, Floor 1.350%), 5.234%, 10/20/37[2,4]	535,000	536,604

Ford Credit Auto Owner Trust
Series 2022-B, Class A4 3.930%, 08/15/27	559,526	559,378
Series 2024-D, Class A3 4.610%, 08/15/29	592,000	597,978

John Deere Owner Trust
Series 2022-A, Class A4 2.490%, 01/16/29	624,629	624,068

The accompanying notes are an integral part of these financial statements.

3

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Asset-Backed Securities–5.3% (continued)

Magnetite XXXIV, Ltd.
Series 2023-34A, Class A1R (3 month SOFR + 1.140%, Cap N/A, Floor 1.140%), 5.045%, 01/15/38[2,4]	$275,000	$274,692

Magnetite XXXVI, Ltd.
Series 2023-36A, Class AR (3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 5.178%, 07/25/38[2,4]	285,000	286,333

Palmer Square CLO, Ltd.
Series 2018-2A, Class A1R (3 month SOFR + 1.530%, Cap N/A, Floor 1.530%), 5.424%, 04/16/37[2,4]	310,000	310,924
Series 2021-1A, Class A1AR (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 5.034%, 04/20/38[2,4]	178,000	177,904

Santander Drive Auto Receivables Trust
Series 2022-7, Class B 5.950%, 01/17/28	182,660	182,912

Voya CLO, Ltd.
Series 2021-2A, Class A1R (3 month SOFR + 1.170%, Cap N/A, Floor 1.170%), 5.054%, 04/20/38[2,4]	475,000	475,226

Total Asset-Backed Securities (Cost $5,811,861)		5,833,649

Mortgage-Backed Securities - 5.0%

Chase Home Lending Mortgage Trust
Series 2024-1, Class A6 6.500%, 01/25/55[2,4]	251,350	253,839

Citigroup Mortgage Loan Trust
Series 2022-J1, Class A1 2.500%, 02/25/52[2,4]	298,515	276,399

Connecticut Avenue Securities Trust
Series 2024-R01, Class 1M1 (3 month SOFR + 1.050%), 5.233%, 01/25/44[2,4]	310,353	310,353
Series 2024-R02, Class 1M1 (3 month SOFR + 1.100%), 5.283%, 02/25/44[2,4]	211,211	211,349
Series 2024-R06, Class 1A1 (3 month SOFR + 1.150%), 5.333%, 09/25/44[2,4]	218,681	219,433

DATA Mortgage Trust
Series 2023-CNTR, Class A 5.728%, 08/12/43[2,4]	600,000	618,178

FREMF Mortgage Trust
Series 2016-K53, Class B 4.103%, 03/25/49[2,4]	700,000	697,454

GS Mortgage Securities Trust
Series 2020-GC47, Class A5 2.377%, 05/12/53	300,000	275,482

GS Mortgage-Backed Securities Corp. Trust

	Principal Amount	Value
Series 2021-PJ4, Class A6 2.500%, 09/25/51[2,4]	$680,228	$637,187
Series 2021-PJ5, Class A6 2.500%, 10/25/51[2,4]	252,702	236,693
Series 2021-PJ8, Class A2 2.500%, 01/25/52[2,4]	568,769	478,482
Series 2021-PJ9, Class A8 2.500%, 02/26/52[2,4]	432,513	386,787

GS Mortgage-Backed Securities Trust
Series 2022-PJ3, Class A7 2.500%, 08/25/52[2,4]	180,333	170,544

JP Morgan Mortgage Trust
Series 2021-1, Class A3A 2.000%, 06/25/51[2,4]	160,608	128,796
Series 2021-7, Class A6 2.500%, 11/25/51[2,4]	495,293	464,293
Series 2022-4, Class A3 3.000%, 10/25/52[2,4]	241,621	211,406

Total Mortgage-Backed Securities (Cost $5,503,177)		5,576,675

Municipal Bonds - 3.7%

California Health Facilities Financing Authority 4.190%, 06/01/37	775,000	740,886

California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	1,460,000	1,784,191

JobsOhio Beverage System, Series B, Build America Bonds 4.532%, 01/01/35	1,505,000	1,518,692

Total Municipal Bonds (Cost $4,434,137)		4,043,769

U.S. Government and Agency Obligations - 38.7%

Fannie Mae - 18.4%

FNMA 2.000%, 02/01/36	519,329	480,216
3.000%, 06/01/38	694,265	670,731
3.500%, 03/01/30 to 07/01/50	5,583,800	5,311,525
4.000%, 03/01/44 to 01/01/51	4,159,977	4,039,045
4.500%, 04/01/39 to 06/01/41	5,297,981	5,336,317
5.000%, 07/01/47 to 02/01/49	1,407,529	1,438,079
5.500%, 02/01/55	2,102,588	2,148,787
6.500%, 02/01/54	895,326	943,505

Total Fannie Mae		20,368,205
Freddie Mac - 8.3%

FHLMC 2.500%, 10/01/34	1,737,462	1,654,887
3.000%, 03/01/50	745,886	677,910
3.500%, 10/01/45	2,788,062	2,642,313
4.000%, 09/01/50	494,697	474,022
5.000%, 07/01/44	780,862	802,101

FHLMC Gold Pool 3.500%, 07/01/32 to 05/01/44	769,198	747,739

The accompanying notes are an integral part of these financial statements.

4

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Freddie Mac - 8.3% (continued)

Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	$1,085,836	$1,024,596
Series 5297, Class DA 5.000%, 12/25/52	497,993	504,045

Freddie Mac STACR REMIC Trust
Series 2025-DNA3, Class A1 5.133%, 09/25/45[2,4]	269,500	269,754
Series 2024-DNA1, Class M1 5.533%, 02/25/44[2,4]	356,424	357,094

Total Freddie Mac		9,154,461

U.S. Treasury Obligations - 12.0%

U.S. Treasury Bonds 1.875%, 02/15/51	2,058,000	1,189,701
2.250%, 05/15/41	6,297,000	4,701,842
3.125%, 05/15/48	5,484,000	4,273,022
3.500%, 02/15/39	1,310,000	1,205,507
3.625%, 02/15/53	2,267,000	1,892,502

Total U.S. Treasury Obligations		13,262,574

Total U.S. Government and Agency Obligations (Cost $47,449,477)		42,785,240

Short-Term Investments - 1.1%

Joint Repurchase Agreements - 0.7%[7]

Citadel Securities LLC, dated 10/31/25, due 11/03/25, 4.260% total to be received $686,244 (collateralized by various U.S. Treasuries, 0.000% - 4.875%, 11/04/25 - 08/15/55, totaling $699,968)	686,000	686,000

	Principal Amount	Value

HSBC Securities USA, Inc., dated 10/31/25, due 11/03/25, 4.140% total to be received $45,135 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 07/15/30 - 02/15/51, totaling $46,021)	$45,119	$45,119

Total Joint Repurchase Agreements		731,119

Repurchase Agreements - 0.4%
Fixed Income Clearing Corp., dated 10/31/25, due 11/03/25, 3.600% total to be received $466,140 (collateralized by a U.S. Treasury Note, 3.875%, 09/30/32, totaling $475,348)	466,000	466,000

Total Short-Term Investments
(Cost $1,197,119)		1,197,119

Total Investments - 100.0% (Cost $117,189,378)		110,415,997

Other Assets, less Liabilities - (0.0)%#		(13,434)

Net Assets - 100.0%		$110,402,563

#	Less than (0.05)%.

[1]

Some of these securities, amounting to $8,204,087 or 7.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $12,334,612 or 11.2% of net assets.

[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2025. Rate will reset at a future date.

[4]

Variable rate security. The rate shown is based on the latest available information as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[5]	Perpetuity Bond. The date shown represents the next call date.

[6]

Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term. The rate shown in the table is the rate in effect as of October 31, 2025.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Co.

FHLMC	Freddie Mac

FNMA	Fannie Mae

MTN	Medium-Term Note

REMICS	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

STACR	Structured Agency Credit Risk

The accompanying notes are an integral part of these financial statements.

5

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	—	$50,979,545	—	$50,979,545

Asset-Backed Securities	—	5,833,649	—	5,833,649

Mortgage-Backed Securities	—	5,576,675	—	5,576,675

Municipal Bonds	—	4,043,769	—	4,043,769

U.S. Government and Agency Obligations†	—	42,785,240	—	42,785,240

Short-Term Investments

Joint Repurchase Agreements	—	731,119	—	731,119

Repurchase Agreements	—	466,000	—	466,000

Total Investments in Securities	—	$110,415,997	—	$110,415,997

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended October 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments October 31, 2025

	Shares	Value

Common Stocks - 99.0%

Consumer Discretionary - 10.9%

Asbury Automotive Group, Inc.*	1,557	$365,272

Bright Horizons Family Solutions, Inc.*	1,706	186,346

Burlington Stores, Inc.*	2,944	805,449

Churchill Downs, Inc.	6,648	659,481

Grand Canyon Education, Inc.*	3,989	751,129

LKQ Corp.	8,425	269,263

Pool Corp.	1,111	296,704

Revolve Group, Inc.*	11,481	253,960

Texas Roadhouse, Inc.	3,162	517,240

Vail Resorts, Inc.[1]	851	126,229

Total Consumer Discretionary		4,231,073

Consumer Staples - 1.5%

Performance Food Group Co.*	6,133	593,306

Energy - 3.3%

Matador Resources Co.	11,162	440,453

Range Resources Corp.	8,550	303,952

Solaris Energy Infrastructure, Inc., Class A1	9,829	523,198

Total Energy		1,267,603

Financials - 7.5%

Evercore, Inc., Class A	2,307	679,550

Houlihan Lokey, Inc.	4,126	738,884

Kinsale Capital Group, Inc.[1]	978	390,682

MarketAxess Holdings, Inc.	1,252	200,395

Pinnacle Financial Partners, Inc.	3,185	271,394

RLI Corp.	4,348	256,358

Seacoast Banking Corp. of Florida	12,625	382,537

Total Financials		2,919,800

Health Care - 22.8%

Acadia Healthcare Co., Inc.*	8,195	176,193

Agios Pharmaceuticals, Inc.*,1	10,440	451,426

Azenta, Inc.*	9,949	300,460

Bio-Rad Laboratories, Inc., Class A*,1	891	284,719

Bridgebio Pharma, Inc.*,1	7,407	463,974

Chemed Corp.	712	307,086

Crinetics Pharmaceuticals, Inc.*,1	11,418	496,683

Cytokinetics, Inc.*	7,407	471,011

Globus Medical, Inc., Class A*	9,224	557,037

Halozyme Therapeutics, Inc.*,1	6,968	454,244

HealthEquity, Inc.*	4,645	439,324

Insmed, Inc.*	5,083	963,737

Ionis Pharmaceuticals, Inc.*	7,905	587,342

	Shares	Value

Medpace Holdings, Inc.*	740	$432,833

Natera, Inc.*	2,830	562,972

Neurocrine Biosciences, Inc.*	3,579	512,549

Phathom Pharmaceuticals, Inc.*,1	38,268	518,531

Ultragenyx Pharmaceutical, Inc.*	15,154	524,328

Veracyte, Inc.*,1	10,618	383,097

Total Health Care		8,887,546

Industrials - 24.2%

AeroVironment, Inc.*,1	1,069	395,434

API Group Corp.*	24,930	917,923

Applied Industrial Technologies, Inc.	1,848	475,102

Comfort Systems USA, Inc.	808	780,189

FTAI Aviation, Ltd.	2,933	507,116

IDEX Corp.	2,451	420,248

Interface, Inc.	26,034	648,247

ITT, Inc.	4,793	887,041

Knigh-Swift Transportation Holdings, Inc.	4,929	222,396

Moog, Inc., Class A	2,361	483,651

Nordson Corp.	2,030	470,858

Paylocity Holding Corp.*	3,073	434,123

Powell Industries, Inc.	1,150	440,898

RBC Bearings, Inc.*	1,978	847,632

SiteOne Landscape Supply, Inc.*	4,002	519,340

Sterling Infrastructure, Inc.*,1	1,969	744,085

Trex Co., Inc.*	5,245	253,438

Total Industrials		9,447,721

Information Technology - 23.6%

Advanced Energy Industries, Inc.	2,545	515,948

Astera Labs, Inc.*	1,094	204,228

CCC Intelligent Solutions Holdings, Inc.*	44,684	389,644

Cognex Corp.	11,802	488,485

Credo Technology Group Holding, Ltd.*	3,828	718,209

The Descartes Systems Group, Inc. (Canada)*	4,324	381,420

Entegris, Inc.[1]	6,219	569,474

Globant, S.A. (Luxembourg)*	2,280	140,402

Jabil, Inc.	3,357	741,528

Lumentum Holdings, Inc.*,1	2,450	493,822

MACOM Technology Solutions Holdings, Inc.*	5,927	877,967

Manhattan Associates, Inc.*	2,989	544,207

Procore Technologies, Inc.*	9,911	731,630

Rigetti Computing, Inc.*	12,900	571,083

SailPoint, Inc.*,1	22,248	482,337

ServiceTitan, Inc., Class A*	4,225	398,671

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 23.6% (continued)

Tyler Technologies, Inc.*	1,224	$582,942

Zebra Technologies Corp., Class A*	1,281	344,909

Total Information Technology		9,176,906

Materials - 3.4%

AptarGroup, Inc.	2,460	285,385

Avient Corp.	10,706	343,341

Eagle Materials, Inc.	1,406	298,522

RPM International, Inc.	3,824	417,887

Total Materials		1,345,135

Real Estate - 1.8%

EastGroup Properties, Inc., REIT	2,309	402,990

Sun Communities, Inc., REIT	2,345	296,877

Total Real Estate		699,867

Total Common Stocks (Cost $32,516,898)		38,568,957

Rights - 0.0%

Health Care - 0.0%

ABIOMED, Inc.*,2,3 (Cost $0)	1,175	0

	Principal Amount

Short-Term Investments - 2.4%

Joint Repurchase Agreements - 1.3%[4]

Citadel Securities LLC, dated 10/31/25, due 11/03/25, 4.260% total to be received $457,162 (collateralized by various U.S. Treasuries, 0.000% - 4.875%, 11/04/25 - 08/15/55, totaling $466,305)	$457,000	457,000

	Principal Amount	Value

HSBC Securities USA, Inc., dated 10/31/25, due 11/03/25, 4.140% total to be received $30,463 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 07/15/30 - 02/15/51, totaling $31,061)	$30,452	$30,452

Total Joint Repurchase Agreements		487,452

Repurchase Agreements - 1.1%

Fixed Income Clearing Corp., dated 10/31/25, due 11/03/25, 3.600% total to be received $448,134 (collateralized by a U.S. Treasury Note, 3.875%, 09/30/32, totaling $457,008)	448,000	448,000

Total Short-Term Investments (Cost $935,452)		935,452

Total Investments - 101.4% (Cost $33,452,350)		39,504,409

Other Assets, less Liabilities - (1.4)%		(541,938)

Net Assets - 100.0%		$38,962,471

*	Non-income producing security.

[1]

Some of these securities, amounting to $6,147,637 or 15.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Security’s value was determined by using significant unobservable inputs.

[3]

This security is restricted and not available for re-sale. The Fund received Contingent Value Rights (“CVRs”) of Abiomed Inc (“ABIOMED”) from a corporate action where Johnson & Johnson acquired ABIOMED on December 23, 2022. The total value of this restricted security held is $0 which represents 0% of net assets.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$38,568,957	—	—	$38,568,957

Rights

Health Care	—	—	$0	—

Short-Term Investments

Joint Repurchase Agreements	—	$487,452	—	487,452

Repurchase Agreements	—	448,000	—	448,000

Total Investments in Securities	$38,568,957	$935,452	—	$39,504,409

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended October 31, 2025, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period. The Level 3 rights were received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs. For the current period ended October 31, 2025, the change in unrealized appreciation (depreciation) was $0.

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities October 31, 2025

	AMG GW&K Core Bond ESG Fund	AMG GW&K Small/Mid Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $8,204,087, and $6,147,637, respectively)	$110,415,997	$39,504,409

Cash	3,224	689

Dividend and interest receivables	889,927	1,910

Securities lending income receivable	1,424	1,383

Receivable for Fund shares sold	31,317	2,270

Receivable from Affiliate	—	11,521

Prepaid expenses and other assets	9,734	11,322

Total assets	111,351,623	39,533,504

Liabilities:

Payable upon return of securities loaned	731,119	487,452

Payable for Fund shares repurchased	67,584	—

Accrued expenses:

Investment advisory and management fees	40,142	20,281

Administrative fees	14,230	4,907

Distribution fees	405	5,121

Shareholder service fees	8,811	444

Other	86,769	52,828

Total liabilities	949,060	571,033

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$110,402,563	$38,962,471

[1] Investments at cost	$117,189,378	$33,452,350

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities (continued)

	AMG GW&K Core Bond ESG Fund	AMG GW&K Small/Mid Cap Growth Fund

Net Assets Represent:

Paid-in capital	$130,984,784	$29,261,611

Total distributable earnings (loss)	(20,582,221)	9,700,860

Net Assets	$110,402,563	$38,962,471

Class N:

Net Assets	$1,898,479	$28,388,160

Shares outstanding	207,179	1,497,246

Net asset value, offering and redemption price per share	$9.16	$18.96

Class I:

Net Assets	$107,161,626	$10,540,181

Shares outstanding	11,688,199	530,626

Net asset value, offering and redemption price per share	$9.17	$19.86

Class Z:

Net Assets	$1,342,458	$34,130

Shares outstanding	146,523	1,714

Net asset value, offering and redemption price per share	$9.16	$19.91

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations For the fiscal year ended October 31, 2025

	AMG GW&K Core Bond ESG Fund	AMG GW&K Small/Mid Cap Growth Fund

Investment Income:

Dividend income	—	$227,066

Interest income	$4,788,280	17,253

Securities lending income	8,705	8,698

Foreign withholding tax	(1,965)	—

Total investment income	4,795,020	253,017

Expenses:

Investment advisory and management fees	340,791	234,951

Administrative fees	170,395	56,843

Distribution fees - Class N	5,224	56,068

Shareholder servicing fees - Class N	3,134	—

Shareholder servicing fees - Class I	91,955	4,815

Professional fees	63,974	31,513

Registration fees	32,781	29,293

Custodian fees	28,426	26,265

Reports to shareholders	20,598	14,190

Transfer agent fees	15,537	7,289

Trustee fees and expenses	9,673	3,306

Interest expense	—	467

Miscellaneous	6,919	4,087

Total expenses before offsets	789,407	469,087

Expense reimbursements	(143,929)	(96,995)

Expense reductions	—	(3,503)

Net expenses	645,478	368,589

Net investment income (loss)	4,149,542	(115,572)

Net Realized and Unrealized Gain:

Net realized gain (loss) on investments	(1,935,931)	4,203,234

Net change in unrealized appreciation/depreciation on investments	4,666,265	161,367

Net realized and unrealized gain	2,730,334	4,364,601

Net increase in net assets resulting from operations	$6,879,876	$4,249,029

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets For the fiscal years ended October 31,

	AMG GW&K Core Bond ESG Fund		AMG GW&K Small/Mid Cap Growth Fund

	2025	2024	2025	2024

Increase in Net Assets Resulting From Operations:

Net investment income (loss)	$4,149,542	$4,210,540	$(115,572)	$(114,522)

Net realized gain (loss) on investments	(1,935,931)	(2,662,819)	4,203,234	545,745

Net change in unrealized appreciation/depreciation on investments	4,666,265	11,526,621	161,367	9,064,856

Net increase in net assets resulting from operations	6,879,876	13,074,342	4,249,029	9,496,079

Distributions to Shareholders:

Class N	(69,787)	(65,847)	(236,477)	—

Class I	(4,047,218)	(4,094,887)	(66,840)	—

Class Z	(49,753)	(46,940)	(216)	—

Total distributions to shareholders	(4,166,758)	(4,207,674)	(303,533)	—

Capital Share Transactions:[1]

Net decrease from capital share transactions	(11,090,131)	(12,493,997)	(6,817,231)	(2,366,458)

Total increase (decrease) in net assets	(8,377,013)	(3,627,329)	(2,871,735)	7,129,621

Net Assets:

Beginning of year	118,779,576	122,406,905	41,834,206	34,704,585

End of year	$110,402,563	$118,779,576	$38,962,471	$41,834,206

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

13

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$8.94	$8.33	$8.56	$10.75	$10.90

Income (loss) from Investment Operations:

Net investment income[1,2]	0.30	0.28	0.23	0.14	0.12

Net realized and unrealized gain (loss) on investments	0.22	0.61	(0.23)	(1.93)	(0.15)

Total income (loss) from investment operations	0.52	0.89	—	(1.79)	(0.03)

Less Distributions to Shareholders from:

Net investment income	(0.30)	(0.28)	(0.23)	(0.15)	(0.12)

Net realized gain on investments	—	—	—	(0.25)	—

Total distributions to shareholders	(0.30)	(0.28)	(0.23)	(0.40)	(0.12)

Net Asset Value, End of Year	$9.16	$8.94	$8.33	$8.56	$10.75

Total Return[2,3]	5.96%	10.70%	(0.15)%	(17.18)%	(0.27)%

Ratio of net expenses to average net assets	0.88%	0.88%[4]	0.88%	0.88%	0.88%

Ratio of gross expenses to average net assets[5]	1.01%	1.02%	0.99%	0.95%	0.94%

Ratio of net investment income to average net assets[2]	3.34%	3.08%	2.55%	1.49%	1.12%

Portfolio turnover	28%	34%	25%	34%	62%

Net assets end of year (000’s) omitted	$1,898	$2,229	$1,937	$1,716	$2,125

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$8.95	$8.34	$8.56	$10.76	$10.90

Income (loss) from Investment Operations:

Net investment income[1,2]	0.33	0.30	0.25	0.18	0.16

Net realized and unrealized gain (loss) on investments	0.22	0.62	(0.21)	(1.95)	(0.14)

Total income (loss) from investment operations	0.55	0.92	0.04	(1.77)	0.02

Less Distributions to Shareholders from:

Net investment income	(0.33)	(0.31)	(0.26)	(0.18)	(0.16)

Net realized gain on investments	—	—	—	(0.25)	—

Total distributions to shareholders	(0.33)	(0.31)	(0.26)	(0.43)	(0.16)

Net Asset Value, End of Year	$9.17	$8.95	$8.34	$8.56	$10.76

Total Return[2,3]	6.29%	11.06%	0.30%	(16.99)%	0.15%

Ratio of net expenses to average net assets	0.56%	0.55%[4]	0.55%	0.55%	0.56%

Ratio of gross expenses to average net assets[5]	0.69%	0.69%	0.66%	0.62%	0.62%

Ratio of net investment income to average net assets[2]	3.66%	3.41%	2.88%	1.82%	1.44%

Portfolio turnover	28%	34%	25%	34%	62%

Net assets end of year (000’s) omitted	$107,162	$115,232	$119,191	$137,806	$190,306

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class Z	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$8.94	$8.33	$8.56	$10.75	$10.90

Income (loss) from Investment Operations:

Net investment income[1,2]	0.34	0.31	0.26	0.18	0.16

Net realized and unrealized gain (loss) on investments	0.22	0.61	(0.23)	(1.94)	(0.15)

Total income (loss) from investment operations	0.56	0.92	0.03	(1.76)	0.01

Less Distributions to Shareholders from:

Net investment income	(0.34)	(0.31)	(0.26)	(0.18)	(0.16)

Net realized gain on investments	—	—	—	(0.25)	—

Total distributions to shareholders	(0.34)	(0.31)	(0.26)	(0.43)	(0.16)

Net Asset Value, End of Year	$9.16	$8.94	$8.33	$8.56	$10.75

Total Return[2,3]	6.39%	11.15%	0.25%	(16.85)%	0.13%

Ratio of net expenses to average net assets	0.48%	0.48%[4]	0.48%	0.48%	0.48%

Ratio of gross expenses to average net assets[5]	0.61%	0.62%	0.59%	0.55%	0.54%

Ratio of net investment income to average net assets[2]	3.74%	3.48%	2.95%	1.89%	1.52%

Portfolio turnover	28%	34%	25%	34%	62%

Net assets end of year (000’s) omitted	$1,342	$1,319	$1,279	$2,195	$3,724

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[4]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[5]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

16

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$17.11	$13.33	$13.45	$17.67	$21.14

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.06)	(0.05)	(0.04)	(0.08)	(0.17)

Net realized and unrealized gain (loss) on investments	2.04	3.83	0.19	(4.14)	7.74

Total income (loss) from investment operations	1.98	3.78	0.15	(4.22)	7.57

Less Distributions to Shareholders from:

Net realized gain on investments	(0.13)	—	(0.27)	—	(10.55)

Paid in capital	—	—	—	—	(0.49)

Total distributions to shareholders	(0.13)	—	(0.27)	—	(11.04)

Net Asset Value, End of Year	$18.96	$17.11	$13.33	$13.45	$17.67

Total Return[2,3]	11.59%	28.36%	1.12%	(23.88)%[4]	46.66%

Ratio of net expenses to average net assets[5]	1.01%[6]	1.01%[6]	1.00%	1.00%	1.17%

Ratio of gross expenses to average net assets[7]	1.28%	1.24%	1.24%	1.25%	1.42%

Ratio of net investment loss to average net assets[2]	(0.35)%	(0.32)%	(0.28)%	(0.56)%	(0.91)%

Portfolio turnover	33%	19%	25%	23%	158%

Net assets end of year (000’s) omitted	$28,388	$32,463	$27,120	$24,994	$37,471

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$17.89	$13.93	$14.01	$18.39	$21.60

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.04)	(0.03)	(0.02)	(0.06)	(0.15)

Net realized and unrealized gain (loss) on investments	2.14	3.99	0.21	(4.32)	7.98

Total income (loss) from investment operations	2.10	3.96	0.19	(4.38)	7.83

Less Distributions to Shareholders from:

Net realized gain on investments	(0.13)	—	(0.27)	—	(10.55)

Paid in capital	—	—	—	—	(0.49)

Total distributions to shareholders	(0.13)	—	(0.27)	—	(11.04)

Net Asset Value, End of Year	$19.86	$17.89	$13.93	$14.01	$18.39

Total Return[2,3]	11.76%	28.43%	1.36%	(23.82)%[4]	46.94%

Ratio of net expenses to average net assets[5]	0.86%[6]	0.87%[6]	0.86%	0.86%	1.02%

Ratio of gross expenses to average net assets[7]	1.13%	1.10%	1.10%	1.11%	1.27%

Ratio of net investment loss to average net assets[2]	(0.20)%	(0.18)%	(0.14)%	(0.42)%	(0.76)%

Portfolio turnover	33%	19%	25%	23%	158%

Net assets end of year (000’s) omitted	$10,540	$9,341	$7,561	$6,540	$6,612

The accompanying notes are an integral part of these financial statements.

18

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the fiscal years ended October 31,				For the fiscal period ended October 31,

Class Z	2025	2024	2023	2022	2021[8]

Net Asset Value, Beginning of Period	$17.93	$13.95	$14.02	$18.39	$17.84

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.03)	(0.02)	(0.01)	(0.06)	(0.01)

Net realized and unrealized gain (loss) on investments	2.14	4.00	0.21	(4.31)	0.56

Total income (loss) from investment operations	2.11	3.98	0.20	(4.37)	0.55

Less Distributions to Shareholders from:

Net realized gain on investments	(0.13)	—	(0.27)	—	—

Net Asset Value, End of Period	$19.91	$17.93	$13.95	$14.02	$18.39

Total Return[2,3]	11.79%	28.53%	1.43%	(23.76)%[4]	3.08%[9]

Ratio of net expenses to average net assets[10]	0.81%[6]	0.82%[6]	0.81%	0.81%	0.82%[11]

Ratio of gross expenses to average net assets[7]	1.08%	1.05%	1.05%	1.06%	1.13%[11]

Ratio of net investment loss to average net assets[2]	(0.15)%	(0.13)%	(0.09)%	(0.37)%	(0.49)%[11]

Portfolio turnover	33%	19%	25%	23%	158%

Net assets end of period (000’s) omitted	$34	$31	$24	$12	$15

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[4]	Includes a non-recurring securities litigation gain. Had the Fund not received the payment total return would have been (24.68%), (24.53%) and (24.53%) for Class N, Class I and Class Z respectively.

[5]	Includes reduction from broker recapture amounting to 0.01%, less than 0.01%, 0.01%, 0.01%, and less than 0.01% for the fiscal years ended 2025, 2024, 2023, 2022 and 2021, respectively

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Commencement of operations was on August 31, 2021.

[9]	Not annualized.

[10]

Includes reduction from broker recapture amounting to 0.01%, less than 0.01%, 0.01%, and 0.01% for the fiscal years ended 2025, 2024, 2023 and 2022, respectively, and less than 0.01% for the fiscal period ended October 31, 2021.

[11]	Annualized.

The accompanying notes are an integral part of these financial statements.

19

Notes to Financial Statements October 31, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds I is organized as a Massachusetts business trust, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG GW&K Core Bond ESG Fund (“Core Bond ESG”) and AMG Funds IV: AMG GW&K Small/Mid Cap Growth Fund (“Small/Mid Cap Growth”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is

20

Notes to Financial Statements (continued)

assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small/Mid Cap Growth had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the fiscal year ended October 31, 2025, the impact on the expenses and expense ratios was $3,503 or 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income will normally be declared and paid monthly for Core Bond ESG and annually for Small/Mid Cap Growth. Realized net capital gains distributions, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences during the year for Core Bond ESG. Permanent differences are primarily due to tax equalization utilized for Small/Mid Cap Growth. Temporary differences for each Fund are due to wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2025 and October 31, 2024 was as follows:

	Core Bond ESG		Small/Mid Cap Growth

Distributions paid from:	2025	2024	2025	2024

Ordinary income *	$4,166,758	$4,207,674	—	—

Long-term capital gains	—	—	$303,533	—

	$4,166,758	$4,207,674	$303,533	—

* For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of October 31, 2025, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

	Core Bond ESG	Small/Mid Cap Growth

Capital loss carryforward	$13,776,542	—

Undistributed ordinary income	24,469	$831,879

Undistributed long-term capital gains	—	2,900,904

21

Notes to Financial Statements (continued)

At October 31, 2025, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)

Core Bond ESG	$117,246,145	$1,253,031	$(8,083,179)	$(6,830,148)

Small/Mid Cap Growth	33,536,332	9,628,243	(3,660,166)	5,968,077

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns as of October 31, 2025, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2025, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Core Bond ESG	$2,777,964	$10,998,578	$13,776,542

As of October 31, 2025, Small/Mid Cap Growth had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended October 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

For the fiscal year ended October 31, 2025, the Funds did not utilize capital loss carryovers.

g. CAPITAL STOCK

Each Trust’s Amended and Restated Agreement and Declaration of Trust or Trust Instrument, as applicable, authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended October 31, 2025 and October 31, 2024, the capital stock transactions by class for the Funds were as follows:

	Core Bond ESG
	October 31, 2025		October 31, 2024

	Shares	Amount	Shares	Amount

Class N:

Shares sold	6,906	$61,497	71,326	$636,906

Shares issued in reinvestment of distributions	7,767	69,787	7,393	65,847

Shares redeemed	(56,747)	(514,895)	(61,929)	(547,022)

Net increase (decrease)	(42,074)	$(383,611)	16,790	$155,731

Class I:

Shares sold	925,431	$8,314,841	1,420,819	$12,678,644

Shares issued in reinvestment of distributions	433,148	3,895,483	442,345	3,939,940

Shares redeemed	(2,547,872)	(22,911,208)	(3,281,551)	(29,214,653)

Net decrease	(1,189,293)	$(10,700,884)	(1,418,387)	$(12,596,069)

22

Notes to Financial Statements (continued)

	Core Bond ESG
	October 31, 2025		October 31, 2024

	Shares	Amount	Shares	Amount

Class Z:

Shares sold	19,104	$171,959	4,881	$43,769

Shares issued in reinvestment of distributions	5,536	49,753	5,273	46,940

Shares redeemed	(25,587)	(227,348)	(16,155)	(144,368)

Net decrease	(947)	$(5,636)	(6,001)	$(53,659)

	Small/Mid Cap Growth
	October 31, 2025		October 31, 2024

	Shares	Amount	Shares	Amount

Class N:

Shares sold	37,256	$655,932	123,098	$2,059,438

Shares issued in reinvestment of distributions	12,985	233,467	—	—

Shares redeemed	(450,142)	(7,857,017)	(259,725)	(4,175,433)

Net decrease	(399,901)	$(6,967,618)	(136,627)	$(2,115,995)

Class I:

Shares sold	67,197	$1,185,612	136,909	$2,393,314

Shares issued in reinvestment of distributions	3,526	66,357	—	—

Shares redeemed	(62,129)	(1,101,798)	(157,840)	(2,643,777)

Net increase (decrease)	8,594	$150,171	(20,931)	$(250,463)

Class Z:

Shares issued in reinvestment of distributions	11	$216	—	—

Net increase	11	$216	—	—

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At October 31, 2025, the market value of Repurchase Agreements outstanding for Core Bond ESG and Small/Mid Cap Growth was $1,197,119 and 935,452, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

23

Notes to Financial Statements (continued)

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the fiscal year ended October 31, 2025, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Core Bond ESG	0.30%

Small/Mid Cap Growth	0.62%

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least March 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Core Bond ESG and Small/Mid Cap Growth to 0.48% and 0.82%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the fiscal year ended October 31, 2025, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Core Bond ESG	$143,929	—

Small/Mid Cap Growth	96,995	—

At October 31, 2025, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Core Bond ESG	Small/Mid Cap Growth

Less than 1 year	$156,088	$82,386

1-2 years	175,621	89,289

2-3 years	143,929	96,995

Total	$475,638	$268,670

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For Small/Mid Cap Growth, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The impact on the Class N annualized expense ratios for the fiscal year ended October 31, 2025, was 0.25% for Core Bond ESG and 0.20% for Small/Mid Cap Growth.

For Class N of Core Bond ESG and for each of the Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the fiscal year ended October 31, 2025, was as follows:

24

Notes to Financial Statements (continued)

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Core Bond ESG

Class N	0.15%	0.15%

Class I	0.10%	0.08%

Small/Mid Cap Growth

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At October 31, 2025, the Funds had no interfund loans outstanding. The Funds did not lend during the fiscal year ended October 31, 2025.

The following Funds utilized the interfund lending program during the fiscal year ended October 31, 2025 as follows:

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Small/Mid Cap Growth	$815,553	4	$467	5.225%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended October 31, 2025, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Core Bond ESG	$26,596,127	$20,855,226

Small/Mid Cap Growth	12,525,574	18,874,287

Core Bond ESG purchases and sales of U.S. Government obligations for the fiscal year ended October 31, 2025 were $4,334,634 and $21,167,605, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at October 31, 2025, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Core Bond ESG	$8,204,087	$731,119	$7,751,139	$8,482,258

Small/Mid Cap Growth	6,147,637	487,452	5,729,766	6,217,218

The following table summarizes the securities received as collateral for securities lending at October 31, 2025:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Core Bond ESG	U.S. Treasury Obligations	0.125%-4.625%	01/15/26-08/15/53

Small/Mid Cap Growth	U.S. Treasury Obligations	0.000%-5.375%	11/20/25-08/15/53

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected

25

Notes to Financial Statements (continued)

on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to their benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Credit Risk: The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and a Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio.

Reinvestment Risk: A Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

U.S. Government Securities Risk: Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

Asset-Backed and Mortgage-Backed Securities Risk: Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of a Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. A Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

Environmental, Social and Governance (“ESG”) Investing Risk: Because applying a Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, a Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect a Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact a Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by GW&K or any judgment exercised by GW&K will improve the financial performance of a Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or GW&K’s assessment of a company’s ESG practices may change over time. GW&K’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data

26

Notes to Financial Statements (continued)

providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

7. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of October 31, 2025:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Core Bond ESG

Citadel Securities LLC	$686,000	—	$686,000	$686,000	—

HSBC Securities USA, Inc.	45,119	—	45,119	45,119	—

Fixed Income Clearing Corp.	466,000	—	466,000	466,000	—

Total	$1,197,119	—	$1,197,119	$1,197,119	—

Small/Mid Cap Growth

Citadel Securities LLC	$457,000	—	$457,000	$457,000	—

HSBC Securities USA, Inc.	30,452	—	30,452	30,452	—

Fixed Income Clearing Corp.	448,000	—	448,000	448,000	—

Total	$935,452	—	$935,452	$935,452	—

9. RECENT ACCOUNTING STANDARDS UPDATE

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management has evaluated the impact of the ASU and expects the ASU will have no material impact to the Funds’ financial statements.

10. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG Funds I and AMG Funds IV and Shareholders of AMG GW&K Core Bond ESG Fund and AMG GW&K Small/Mid Cap Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of AMG GW&K Core Bond ESG Fund (one of the funds constituting AMG Funds I) and AMG GW&K Small/Mid Cap Growth Fund (one of the funds constituting AMG Funds IV) (hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2025

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

28

Other Information (unaudited)

TAX INFORMATION

AMG GW&K Core Bond ESG Fund and AMG GW&K Small/Mid Cap Growth Fund each hereby designates the maximum amount allowable of their net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2024/2025 Form 1099-DIV you receive for each Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code of 1986, as amended, AMG GW&K Core Bond ESG Fund and AMG GW&K Small/Mid Cap Growth Fund, each hereby designates as a capital gain distribution with respect to the taxable period ended October 31, 2025, $0 and $522,795, respectively, or, if subsequently determined to be different, the net capital gains of such period.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the fiscal year ended October 31, 2025, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the fiscal year ended October 31, 2025.

Trustee fees and expenses

AMG GW&K Core Bond ESG Fund	$9,673

AMG GW&K Small/Mid Cap Growth Fund	3,306

29

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG GW&K Core Bond ESG Fund and AMG GW&K Small/Mid Cap Growth Fund: Approval of Investment Management and Subadvisory Agreements on June 11, 2025

At an in-person meeting held on June 11, 2025, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds I and AMG Funds IV (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds I for AMG GW&K Core Bond ESG Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; and the Investment Advisory Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds IV for AMG GW&K Small/Mid Cap Growth Fund, and separately Amendment No. 1 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreement with respect to each of AMG GW&K Core Bond ESG Fund and AMG GW&K Small/Mid Cap Growth Fund (each, a “Fund,” and collectively, the “Funds”), as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with GW&K Investment Management, LLC, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and

30

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Core Bond ESG Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was below the median performance of the Peer Group and below, below, above, and below, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Peer Group and the Fund Benchmark. The Trustees also took into account the fact that Class I shares of the Fund ranked in the top half relative to its Peer Group for the 2023 calendar year. The Trustees also noted the Subadviser’s strong long-term track record of outperformance in its core bond strategy. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

With respect to AMG GW&K Small/Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year, and 10-year periods ended March 31, 2025, was below, above, above, and below, respectively, the median performance of the Peer Group and below, above, above, and below, respectively, the performance of the Fund Benchmark, the Russell 2500 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to the Peer Group and the Fund Benchmark. The Trustees noted that Class N shares of the Fund ranked in the top quartile relative to its Peer Group for the 5-year period and the Fund ranked in the top third relative to its Peer Group for the 3-year period. The Trustees also took into account the fact that the Fund’s subadviser changed effective March 19, 2021, that the Fund’s investment strategy changed effective March 19, 2021 and further on May 21, 2021, that the Fund Benchmark changed effective May 21, 2021, and that the performance information prior to those dates reflected that of the Fund’s prior subadviser and investment strategy. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the

Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s

31

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Core Bond ESG Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were both rated in the Above Average rating level of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.48%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small/Mid Cap Growth Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were both rated in the Below Average rating level of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.82%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the

Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 11, 2025, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

32

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	103125 AR069

ANNUAL FINANCIAL STATEMENTS

AMG Funds
October 31, 2025

AMG River Road Mid Cap Value Fund
Class N: CHTTX | Class I: ABMIX | Class Z: ABIZX

AMG River Road Large Cap Value Select Fund
Class N: FQUAX | Class I: MEQFX

AMG River Road Small Cap Value Fund
Class N: ARSVX | Class I: ARSIX | Class Z: ARZMX

AMG River Road Dividend All Cap Value Fund
Class N: ARDEX | Class I: ARIDX | Class Z: ARZDX

AMG River Road Small-Mid Cap Value Fund
Class N: ARSMX | Class I: ARIMX | Class Z: ARSZX

AMG River Road Focused Absolute Value Fund
Class N: ARRFX | Class I: AFAVX | Class Z: ARRZX

wealth.amg.com	103125 AR082

AMG Funds Annual Financial Statements — October 31, 2025

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG River Road Mid Cap Value Fund	2

AMG River Road Large Cap Value Select Fund	4

AMG River Road Small Cap Value Fund	6

AMG River Road Dividend All Cap Value Fund	8

AMG River Road Small-Mid Cap Value Fund	10

AMG River Road Focused Absolute Value Fund	13

Statement of Assets and Liabilities	15

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	19

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	21

Detail of changes in assets for the past two fiscal years

Financial Highlights	23

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	40

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	51

OTHER INFORMATION	52

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	53

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG River Road Mid Cap Value Fund Schedule of Portfolio Investments October 31, 2025

	Shares	Value

Common Stocks - 97.9%

Communication Services - 2.9%

Atlanta Braves Holdings, Inc., Class C*	114,380	$4,657,554

Warner Music Group Corp., Class A	158,123	5,053,611

Total Communication Services		9,711,165

Consumer Discretionary - 14.6%

Carnival Corp.*	239,949	6,917,730

Expedia Group, Inc.	23,296	5,125,120

Lennar Corp., Class A	59,011	7,303,791

Lithia Motors, Inc.	37,155	11,669,642

Murphy USA, Inc.[1]	24,752	8,866,166

Restaurant Brands International, Inc. (Canada)	111,924	7,352,288

SharkNinja, Inc.*	31,333	2,678,972

Total Consumer Discretionary		49,913,709

Consumer Staples - 11.5%

Albertsons Cos., Inc., Class A	200,198	3,541,502

BJ’s Wholesale Club Holdings, Inc.*	112,945	9,968,526

Casey’s General Stores, Inc.	6,557	3,364,987

Coca-Cola Consolidated, Inc.	74,984	9,776,414

The Estee Lauder Cos., Inc., Class A	61,197	5,917,138

The Kroger Co.	106,322	6,765,269

Total Consumer Staples		39,333,836

Financials - 15.6%

The Carlyle Group, Inc.[1]	83,136	4,432,812

Corpay, Inc.*	26,252	6,834,708

Fairfax Financial Holdings, Ltd. (Canada)	3,607	5,855,964

First Citizens BancShares, Inc., Class A	5,775	10,538,335

TPG, Inc.	127,494	7,017,270

Voya Financial, Inc.	67,821	5,049,952

White Mountains Insurance Group, Ltd.	3,607	6,869,748

Willis Towers Watson PLC (United Kingdom)	20,934	6,554,435

Total Financials		53,153,224

Health Care - 10.1%

The Cooper Cos., Inc.*	149,399	10,444,484

GE HealthCare Technologies, Inc.	166,106	12,449,645

Labcorp Holdings, Inc.	25,499	6,475,726

Smith & Nephew PLC,
Sponsored ADR (United Kingdom)[1]	134,779	4,962,563

Total Health Care		34,332,418

Industrials - 33.0%

Alamo Group, Inc.	24,042	4,296,786

API Group Corp.*	124,311	4,577,131

Booz Allen Hamilton Holding Corp.	49,629	4,325,664

	Shares	Value

CACI International, Inc., Class A*	10,821	$6,084,107

Carlisle Cos., Inc.	31,800	10,336,590

CNH Industrial, N.V. (United Kingdom)	581,370	6,098,571

Delta Air Lines, Inc.	151,535	8,695,078

Expeditors International of Washington, Inc.	85,239	10,390,634

Landstar System, Inc.	67,809	8,708,710

McGrath RentCorp	69,211	7,436,030

Oshkosh Corp.	62,652	7,724,365

Simpson Manufacturing Co., Inc.	50,592	8,929,488

SS&C Technologies Holdings, Inc.	130,553	11,086,561

UFP Industries, Inc.	49,540	4,564,120

UniFirst Corp.	31,741	4,899,223

Valmont Industries, Inc.	10,815	4,471,246

Total Industrials		112,624,304

Materials - 5.7%

Amrize, Ltd.*	169,179	8,770,239

Titan America, S.A. (Belgium)	381,752	5,634,660

Warrior Met Coal, Inc.[1]	75,768	5,140,101

Total Materials		19,545,000

Real Estate - 3.7%

Mid-America Apartment Communities, Inc., REIT	53,912	6,913,136

The St. Joe Co.	97,624	5,543,091

Total Real Estate		12,456,227

Utilities - 0.8%

Talen Energy Corp.*	6,499	2,598,170

Total Common Stocks
(Cost $309,506,359)		333,668,053
	Principal Amount

Short-Term Investments - 3.6%

Joint Repurchase Agreements - 2.3%[2]

Citadel Securities LLC, dated 10/31/25, due 11/03/25, 4.260% total to be received $7,475,653 (collateralized by various U.S. Treasuries, 0.000% - 4.875%, 11/04/25 - 08/15/55, totaling $7,625,166)	$7,473,000	7,473,000

HSBC Securities USA, Inc., dated 10/31/25, due 11/03/25, 4.140% total to be received $478,199 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 07/15/30 - 02/15/51, totaling $487,595)	478,034	478,034

Total Joint Repurchase Agreements		7,951,034

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Repurchase Agreements - 1.3%

Fixed Income Clearing Corp., dated 10/31/25, due 11/03/25, 3.600% total to be received $4,407,322 (collateralized by a U.S. Treasury Note, 3.875%, 09/30/32, totaling $4,494,211)	$4,406,000	$4,406,000

Total Short-Term Investments
(Cost $12,357,034)		12,357,034

Value

Total Investments - 101.5%
(Cost $321,863,393)	$346,025,087

Other Assets, less Liabilities - (1.5)%	(5,177,553)

Net Assets - 100.0%	$340,847,534

*	Non-income producing security.

[1]

Some of these securities, amounting to $9,947,432 or 2.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$333,668,053	—	—	$333,668,053

Short-Term Investments

Joint Repurchase Agreements	—	$7,951,034	—	7,951,034

Repurchase Agreements	—	4,406,000	—	4,406,000

Total Investments in Securities	$333,668,053	$12,357,034	—	$346,025,087

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended October 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Schedule of Portfolio Investments October 31, 2025

	Shares	Value

Common Stocks - 95.9%

Consumer Discretionary - 13.6%

Lennar Corp., Class A	7,621	$943,251

Lithia Motors, Inc.	5,080	1,595,527

LVMH Moet Hennessy Louis Vuitton SE, ADR (France)	10,686	1,511,107

Restaurant Brands International, Inc. (Canada)	21,373	1,403,992

Starbucks Corp.	11,300	913,831

Total Consumer Discretionary		6,367,708

Consumer Staples - 10.3%

BJ’s Wholesale Club Holdings, Inc.*	30,132	2,659,450

Casey’s General Stores, Inc.	1,577	809,301

The Kroger Co.	21,373	1,359,964

Total Consumer Staples		4,828,715

Financials - 24.9%

Berkshire Hathaway, Inc., Class B*	7,971	3,806,471

Brookfield Corp. (Canada)	37,140	1,710,297

Fairfax Financial Holdings, Ltd. (Canada)	613	995,206

First Citizens BancShares, Inc., Class A	701	1,279,199

KKR & Co., Inc.	11,562	1,368,131

The Progressive Corp.	4,993	1,028,558

Willis Towers Watson PLC (United Kingdom)	4,730	1,480,963

Total Financials		11,668,825

Health Care - 11.7%

Becton Dickinson & Co.	8,234	1,471,498

GE HealthCare Technologies, Inc.	30,570	2,291,222

Labcorp Holdings, Inc.	6,657	1,690,612

Total Health Care		5,453,332

Industrials - 19.5%

AerCap Holdings, N.V. (Ireland)	4,818	627,496

	Shares	Value

CACI International, Inc., Class A*	1,839	$1,033,978

Carlisle Cos., Inc.	5,869	1,907,718

Deere & Co.	3,942	1,819,746

Delta Air Lines, Inc.	24,001	1,377,177

Union Pacific Corp.	10,599	2,335,702

Total Industrials		9,101,817

Materials - 12.6%

Amrize, Ltd.*	43,184	2,238,659

CRH PLC (Ireland)	30,833	3,672,210

Total Materials		5,910,869

Real Estate - 3.3%

Mid-America Apartment Communities, Inc., REIT	12,175	1,561,200

Total Common Stocks
(Cost $42,618,042)		44,892,466

	Principal Amount

Short-Term Investments - 2.2%

Repurchase Agreements - 2.2%

Fixed Income Clearing Corp., dated 10/31/25, due 11/03/25, 3.600% total to be received $1,015,305 (collateralized by a U.S. Treasury Note, 3.875%, 09/30/32, totaling $1,035,383)	$1,015,000	1,015,000

Total Short-Term Investments
(Cost $1,015,000)		1,015,000

Total Investments - 98.1%
(Cost $43,633,042)		45,907,466

Other Assets, less Liabilities - 1.9%		901,251

Net Assets - 100.0%		$46,808,717

*	Non-income producing security.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$44,892,466	—	—	$44,892,466

Short-Term Investments

Repurchase Agreements	—	$1,015,000	—	1,015,000

Total Investments in Securities	$44,892,466	$1,015,000	—	$45,907,466

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For	the fiscal year ended October 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments October 31, 2025

	Shares	Value

Common Stocks - 90.5%

Communication Services - 1.7%

TripAdvisor, Inc.*	669,669	$10,754,884

Yelp, Inc.*	248,066	8,181,217

Total Communication Services		18,936,101

Consumer Discretionary - 9.8%

Asbury Automotive Group, Inc.*	129,133	30,294,602

LGI Homes, Inc.*,1	191,958	7,833,806

Murphy USA, Inc.[1]	81,615	29,234,493

Pursuit Attractions and Hospitality, Inc.*	524,393	18,605,463

United Parks & Resorts, Inc.*,1	443,287	21,455,091

Total Consumer Discretionary		107,423,455

Consumer Staples - 6.8%

BellRing Brands, Inc.*	175,798	5,296,794

Dole PLC (Ireland)	1,376,695	17,539,094

Ingles Markets, Inc., Class A	286,900	19,824,790

Nomad Foods, Ltd. (United Kingdom)	652,803	7,376,674

PriceSmart, Inc.	214,735	24,681,641

Total Consumer Staples		74,718,993

Energy - 2.9%

Delek US Holdings, Inc.[1]	591,999	22,353,882

Evolution Petroleum Corp.[1]	602,351	2,638,297

SM Energy Co.	317,976	6,642,519

Total Energy		31,634,698

Financials - 18.9%

Aspen Insurance Holdings, Ltd., Class A (Bermuda)*,1	371,789	13,663,246

Assured Guaranty, Ltd. (Bermuda)	332,580	26,799,296

Axis Capital Holdings, Ltd. (Bermuda)	252,869	23,683,711

Cannae Holdings, Inc.	865,340	15,472,279

EVERTEC, Inc. (Puerto Rico)	329,505	9,381,007

Genworth Financial, Inc.*	3,538,835	29,867,767

NMI Holdings, Inc.*	75,562	2,752,724

P10, Inc., Class A1	1,274,537	12,949,296

Radian Group, Inc.	149,161	5,062,524

Repay Holdings Corp.*,1	555,474	2,382,984

WEX, Inc.*	153,052	22,327,226

White Mountains Insurance Group, Ltd.	22,303	42,477,402

Total Financials		206,819,462

Health Care - 5.8%

Embecta Corp.	820,637	10,947,298

Enovis Corp.*	391,671	12,235,802

Haemonetics Corp.*	277,429	13,874,224

	Shares	Value

ICU Medical, Inc.*,1	132,348	$15,893,671

Progyny, Inc.*	581,835	10,886,133

Total Health Care		63,837,128

Industrials - 25.4%

Alight, Inc., Class A	1,482,869	4,270,663

Armstrong World Industries, Inc.	55,095	10,491,741

Atkore, Inc.	116,823	8,089,993

BlueLinx Holdings, Inc.*	146,277	9,572,367

CoreCivic, Inc.*	1,996,286	36,991,179

The GEO Group, Inc.*	367,798	6,241,532

GXO Logistics, Inc.*	639,889	35,968,161

Hub Group, Inc., Class A	289,007	10,644,128

Insperity, Inc.	145,867	6,435,652

Janus International Group, Inc.*	1,123,268	10,783,373

Maximus, Inc.	156,264	12,988,664

McGrath RentCorp	338,019	36,316,761

OPENLANE, Inc.*	191,892	5,069,787

Park Aerospace Corp.	431,989	8,276,909

Science Applications International Corp.	85,554	8,017,265

Tennant Co.	159,113	12,729,040

UniFirst Corp.	156,481	24,152,842

Verra Mobility Corp.*	581,894	13,505,760

WillScot Holdings Corp.	761,730	16,567,627

Total Industrials		277,113,444

Information Technology - 8.6%

ACI Worldwide, Inc.*	162,946	7,761,118

ePlus, Inc.	421,844	30,862,107

Ingram Micro Holding Corp.[1]	670,349	15,391,213

Ituran Location and Control, Ltd. (Israel)	194,271	7,481,376

NCR Voyix Corp.*,1	505,727	5,770,345

Vontier Corp.	677,977	26,102,115

Total Information Technology		93,368,274

Materials - 3.1%

Titan America, S.A. (Belgium)[1]	1,349,807	19,923,151

Warrior Met Coal, Inc.	200,991	13,635,230

Total Materials		33,558,381

Real Estate - 1.0%

Howard Hughes Holdings, Inc.*	135,355	10,730,944

Utilities - 6.5%

MDU Resources Group, Inc.	1,056,391	20,261,579

Northwestern Energy Group, Inc.	357,609	21,338,529

Southwest Gas Holdings, Inc.	220,234	17,508,603

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Utilities - 6.5% (continued)

TXNM Energy, Inc.	214,945	$12,208,876

Total Utilities		71,317,587

Total Common Stocks
(Cost $849,650,159)		989,458,467

	Principal Amount

Short-Term Investments - 10.6%

Joint Repurchase Agreements - 1.1%[2]

Citadel Securities LLC, dated 10/31/25, due 11/03/25, 4.260% total to be received $9,976,540 (collateralized by various U.S. Treasuries, 0.000% - 4.875%, 11/04/25 - 08/15/55, totaling $10,176,071)	$9,973,000	9,973,000

HSBC Securities USA, Inc., dated 10/31/25, due 11/03/25, 4.140% total to be received $711,682 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 07/15/30 - 02/15/51, totaling $725,666)	711,437	711,437

	Principal Amount	Value

Mirae Asset Securities USA, Inc., dated 10/31/25, due 11/03/25, 4.260% total to be received $1,152,145 (collateralized by various U.S. Government Agency Obligations, 1.953% - 6.640%, 05/09/28 - 06/25/55, totaling $1,219,280)	$1,151,736	$1,151,736

Total Joint Repurchase Agreements		11,836,173

Repurchase Agreements - 9.5%

Fixed Income Clearing Corp., dated 10/31/25, due 11/03/25, 3.600% total to be received $104,417,316 (collateralized by a U.S. Treasury Note, 3.875%, 09/30/32, totaling $106,473,803)	104,386,000	104,386,000

Total Short-Term Investments
(Cost $116,222,173)		116,222,173

Total Investments - 101.1%
(Cost $965,872,332)		1,105,680,640

Other Assets, less Liabilities - (1.1)%		(12,549,884)

Net Assets - 100.0%		$1,093,130,756

*	Non-income producing security.

[1]

Some of these securities, amounting to $58,920,966 or 5.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$989,458,467	—	—	$989,458,467

Short-Term Investments

Joint Repurchase Agreements	—	$11,836,173	—	11,836,173

Repurchase Agreements	—	104,386,000	—	104,386,000

Total Investments in Securities	$989,458,467	$116,222,173	—	$1,105,680,640

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended October 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments October 31, 2025

	Shares	Value

Common Stocks - 98.3%

Communication Services - 1.8%

Comcast Corp., Class A	21,891	$609,336

Warner Music Group Corp., Class A	18,595	594,296

Total Communication Services		1,203,632

Consumer Discretionary - 6.4%

Genuine Parts Co.	10,482	1,334,463

Restaurant Brands International, Inc. (Canada)	21,105	1,386,388

Starbucks Corp.	19,239	1,555,858

Total Consumer Discretionary		4,276,709

Consumer Staples - 9.4%

Diageo PLC, ADR (United Kingdom)	7,458	686,807

Kimberly-Clark Corp.	8,290	992,396

The Kroger Co.	24,614	1,566,189

PepsiCo, Inc.	6,832	998,087

Unilever PLC, Sponsored ADR (United Kingdom)[1]	33,516	2,017,328

Total Consumer Staples		6,260,807

Energy - 13.0%

Energy Transfer LP, MLP	20,381	343,012

Enterprise Products Partners LP, MLP [1]	48,166	1,483,031

EOG Resources, Inc.	9,133	966,637

Expand Energy Corp.	3,659	378,011

Kinder Morgan, Inc.	74,362	1,947,541

Phillips 66	6,999	952,844

The Williams Cos., Inc.	44,504	2,575,446

Total Energy		8,646,522

Financials - 15.1%

Axis Capital Holdings, Ltd. (Bermuda)	18,953	1,775,138

Chubb, Ltd. (Switzerland)	6,971	1,930,549

Fidelity National Financial, Inc.	13,824	763,638

The PNC Financial Services Group, Inc.	12,231	2,232,769

The Progressive Corp.	8,825	1,817,950

Wells Fargo & Co.	17,034	1,481,447

Total Financials		10,001,491

Health Care - 12.8%

AbbVie, Inc.	4,128	900,069

Amgen, Inc.	4,567	1,362,930

Becton Dickinson & Co.	7,082	1,265,624

Bristol-Myers Squibb Co.	11,997	552,702

Johnson & Johnson	4,755	898,077

Medtronic PLC (Ireland)	11,432	1,036,882

Royalty Pharma PLC, Class A	65,900	2,473,886

Total Health Care		8,490,170

	Shares	Value

Industrials - 10.9%

CSG Systems International, Inc.	14,121	$1,105,251

Expeditors International of Washington, Inc.	9,129	1,112,825

McGrath RentCorp	11,394	1,224,171

Paycom Software, Inc.	8,667	1,621,509

UniFirst Corp.	2,139	330,155

Union Pacific Corp.	5,847	1,288,503

Watsco, Inc.[1]	1,477	543,551

Total Industrials		7,225,965

Information Technology - 12.8%

Accenture PLC, Class A (Ireland)	4,416	1,104,442

Avnet, Inc.	19,695	954,223

Cisco Systems, Inc.	7,630	557,829

Corning, Inc.	4,058	361,487

Micron Technology, Inc.	6,136	1,373,053

Oracle Corp.	5,125	1,345,876

Salesforce, Inc.	6,167	1,605,948

Texas Instruments, Inc.	7,233	1,167,840

Total Information Technology		8,470,698

Materials - 2.0%

Air Products and Chemicals, Inc.	2,551	618,847

International Flavors & Fragrances, Inc.*	10,859	683,791

Total Materials		1,302,638

Real Estate - 4.9%

American Tower Corp., REIT	10,181	1,822,195

Crown Castle, Inc., REIT	3,544	319,740

Mid-America Apartment Communities, Inc., REIT	8,525	1,093,161

Total Real Estate		3,235,096

Utilities - 9.2%

The AES Corp.	75,191	1,042,899

Duke Energy Corp.	10,988	1,365,808

IDACORP, Inc.[1]	12,979	1,674,551

Northwestern Energy Group, Inc.	21,665	1,292,751

TXNM Energy, Inc.	13,189	749,135

Total Utilities		6,125,144

Total Common Stocks
(Cost $50,730,693)		65,238,872

Preferred Stock - 1.4%

Information Technology - 1.4%

Hewlett Packard Enterprise Co., 7.625%	13,488	911,519

Total Preferred Stock
(Cost $855,029)		911,519

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 4.8%

Joint Repurchase Agreements - 4.5%[2]

Citadel Securities LLC, dated 10/31/25, due 11/03/25, 4.260% total to be received $2,776,985 (collateralized by various U.S. Treasuries, 0.000% - 4.875%, 11/04/25 - 08/15/55, totaling $2,832,525)	$2,776,000	$2,776,000

HSBC Securities USA, Inc., dated 10/31/25, due 11/03/25, 4.140% total to be received $178,378 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 07/15/30 - 02/15/51, totaling $181,882)	178,316	178,316

Total Joint Repurchase Agreements		2,954,316

	Principal Amount	Value

Repurchase Agreements - 0.3%

Fixed Income Clearing Corp., dated 10/31/25, due 11/03/25, 3.600% total to be received $211,063 (collateralized by a U.S. Treasury Note, 3.875%, 09/30/32, totaling $215,275)	$211,000	$211,000

Total Short-Term Investments
(Cost $3,165,316)		3,165,316

Total Investments - 104.5%
(Cost $54,751,038)		69,315,707

Other Assets, less Liabilities - (4.5)%		(2,982,087)

Net Assets - 100.0%		$66,333,620

*	Non-income producing security.

[1]

Some of these securities, amounting to $4,278,469 or 6.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt

MLP	Master Limited Partnership

REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$65,238,872	—	—	$65,238,872

Preferred Stock†	911,519	—	—	911,519

Short-Term Investments

Joint Repurchase Agreements	—	$2,954,316	—	2,954,316

Repurchase Agreements	—	211,000	—	211,000

Total Investments in Securities	$66,150,391	$3,165,316	—	$69,315,707

†

All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended October 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments October 31, 2025

	Shares	Value

Common Stocks - 96.1%

Communication Services - 1.8%

GCI Liberty, Inc. Escrow Share*,1,2	79,662	$0

TripAdvisor, Inc.*,3	221,449	3,556,471

Yelp, Inc.*	77,534	2,557,071

Total Communication Services		6,113,542

Consumer Discretionary - 11.7%

LGI Homes, Inc.*	56,965	2,324,742

Lithia Motors, Inc.	30,637	9,622,469

LKQ Corp.	135,587	4,333,360

Murphy USA, Inc.[3]	25,463	9,120,846

Pursuit Attractions and Hospitality, Inc.*	135,287	4,799,983

United Parks & Resorts, Inc.*,3	113,357	5,486,479

Vail Resorts, Inc.[3]	33,567	4,978,993

Total Consumer Discretionary		40,666,872

Consumer Staples - 7.7%

BellRing Brands, Inc.*	56,392	1,699,091

BJ’s Wholesale Club Holdings, Inc.*	132,422	11,687,566

Dole PLC (Ireland)	179,848	2,291,264

Ingles Markets, Inc., Class A	50,939	3,519,885

Molson Coors Beverage Co., Class B	32,084	1,402,712

Nomad Foods, Ltd. (United Kingdom)	201,238	2,273,989

PriceSmart, Inc.	35,736	4,107,496

Total Consumer Staples		26,982,003

Energy - 4.3%

Delek US Holdings, Inc.[3]	152,023	5,740,389

HF Sinclair Corp.	61,111	3,153,328

Ovintiv, Inc.	23,388	877,284

Permian Resources Corp.	419,483	5,268,706

Total Energy		15,039,707

Financials - 16.5%

Assured Guaranty, Ltd. (Bermuda)	101,217	8,156,066

Axis Capital Holdings, Ltd. (Bermuda)	77,402	7,249,471

Cannae Holdings, Inc.	259,302	4,636,320

CNA Financial Corp.	70,106	3,123,222

EVERTEC, Inc. (Puerto Rico)	61,508	1,751,133

Genworth Financial, Inc.*	980,594	8,276,213

P10, Inc., Class A3	279,187	2,836,540

Radian Group, Inc.	49,124	1,667,269

WEX, Inc.*	47,110	6,872,407

White Mountains Insurance Group, Ltd.[3]	6,677	12,716,747

Total Financials		57,285,388

	Shares	Value

Health Care - 10.4%

BioMarin Pharmaceutical, Inc.*	81,975	$4,391,401

The Cooper Cos., Inc.*	81,468	5,695,428

Embecta Corp.	147,054	1,961,700

Enovis Corp.*,3	87,016	2,718,380

Haemonetics Corp.*	85,868	4,294,259

ICON PLC (Ireland)*	34,130	5,864,216

ICU Medical, Inc.*,3	39,489	4,742,234

Smith & Nephew PLC,
Sponsored ADR (United Kingdom)[3]	177,632	6,540,410

Total Health Care		36,208,028

Industrials - 27.9%

Alight, Inc., Class A	519,622	1,496,511

Armstrong World Industries, Inc.	18,213	3,468,302

Atkore, Inc.	30,945	2,142,941

CACI International, Inc., Class A*	14,407	8,100,336

CNH Industrial, N.V. (United Kingdom)	315,704	3,311,735

CoreCivic, Inc.*	512,119	9,489,565

GXO Logistics, Inc.*	133,572	7,508,082

Hub Group, Inc., Class A	57,490	2,117,357

Huntington Ingalls Industries, Inc.	17,467	5,624,723

Insperity, Inc.	37,378	1,649,117

Janus International Group, Inc.*,3	233,613	2,242,685

McGrath RentCorp	98,874	10,623,023

Owens Corning	32,146	4,092,507

Rentokil Initial PLC,
Sponsored ADR (United Kingdom)[3]	238,696	6,640,523

Science Applications International Corp.	30,731	2,879,802

UFP Industries, Inc.	36,904	3,399,965

UniFirst Corp.	45,259	6,985,727

Verra Mobility Corp.*	110,823	2,572,202

WESCO International, Inc.	36,784	9,546,551

WillScot Holdings Corp.[3]	149,533	3,252,343

Total Industrials		97,143,997

Information Technology - 5.7%

ePlus, Inc.	89,200	6,525,872

Ituran Location and Control, Ltd. (Israel)	20,122	774,898

NCR Voyix Corp.*,3	136,253	1,554,647

TD SYNNEX Corp.	27,037	4,231,020

Vontier Corp.	178,498	6,872,173

Total Information Technology		19,958,610

Materials - 2.1%

AptarGroup, Inc.	12,243	1,420,311

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 2.1% (continued)

Titan America, S.A. (Belgium)	196,507	$2,900,443

Warrior Met Coal, Inc.[3]	46,542	3,157,409

Total Materials		7,478,163

Real Estate - 0.8%

Howard Hughes Holdings, Inc.*	34,432	2,729,769

Utilities - 7.2%

MDU Resources Group, Inc.[3]	332,520	6,377,734

Northwestern Energy Group, Inc.	103,628	6,183,483

Southwest Gas Holdings, Inc.	65,294	5,190,873

Talen Energy Corp.*	8,868	3,545,249

TXNM Energy, Inc.	65,628	3,727,670

Total Utilities		25,025,009

Total Common Stocks
(Cost $286,666,552)		334,631,088

	Principal Amount

Short-Term Investments - 6.4%

Joint Repurchase Agreements - 1.9%[4]

Citadel Securities LLC, dated 10/31/25, due 11/03/25, 4.260% total to be received $6,312,240 (collateralized by various U.S. Treasuries, 0.000% - 4.875%, 11/04/25 - 08/15/55, totaling $6,438,485)	$6,310,000	6,310,000

	Principal Amount	Value

HSBC Securities USA, Inc., dated 10/31/25, due 11/03/25, 4.140% total to be received $404,363 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 07/15/30 - 02/15/51, totaling $412,309)	$404,224	$404,224

Total Joint Repurchase Agreements		6,714,224

Repurchase Agreements - 4.5%

Fixed Income Clearing Corp., dated 10/31/25, due 11/03/25, 3.600% total to be received $15,430,628 (collateralized by a U.S. Treasury Note, 3.875%, 09/30/32, totaling $15,734,599)	15,426,000	15,426,000

Total Short-Term Investments
(Cost $22,140,224)		22,140,224

Total Investments - 102.5%
(Cost $308,806,776)		356,771,312

Other Assets, less Liabilities - (2.5)%		(8,739,943)

Net Assets - 100.0%		$348,031,369

*	Non-income producing security.

[1]	Security’s value was determined by using significant unobservable inputs.

[2]

This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At October 31, 2025, the cost and market value of the escrow shares is $0, which represents 0% of net assets.

[3]

Some of these securities, amounting to $51,342,579 or 14.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$97,143,997	—	—	$97,143,997

Financials	57,285,388	—	—	57,285,388

Consumer Discretionary	40,666,872	—	—	40,666,872

Health Care	36,208,028	—	—	36,208,028

Consumer Staples	26,982,003	—	—	26,982,003

Utilities	25,025,009	—	—	25,025,009

Information Technology	19,958,610	—	—	19,958,610

Energy	15,039,707	—	—	15,039,707

Materials	7,478,163	—	—	7,478,163

Communication Services	6,113,542	—	$0	6,113,542

Real Estate	2,729,769	—	—	2,729,769

Short-Term Investments

Joint Repurchase Agreements	—	$6,714,224	—	6,714,224

Repurchase Agreements	—	15,426,000	—	15,426,000

Total Investments in Securities	$334,631,088	$22,140,224	$0	$356,771,312

The Level 3 common stock held at October 31, 2025, was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized appreciation/depreciation of $0.

For the fiscal year ended October 31, 2025, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments October 31, 2025

	Shares	Value

Common Stocks - 96.5%

Communication Services - 0.0%

GCI Liberty, Inc. Escrow Share*,1,2	108,700	$0

Consumer Discretionary - 9.9%

Lithia Motors, Inc.	5,489	1,723,985

LVMH Moet Hennessy Louis Vuitton SE,
ADR (France)	13,519	1,911,722

Murphy USA, Inc.[3]	3,932	1,408,442

Total Consumer Discretionary		5,044,149

Consumer Staples - 9.2%

BJ’s Wholesale Club Holdings, Inc.*	23,895	2,108,973

Diageo PLC, ADR (United Kingdom)	14,975	1,379,048

Unilever PLC, Sponsored ADR (United Kingdom)[3]	20,364	1,225,709

Total Consumer Staples		4,713,730

Energy - 2.7%

Delek US Holdings, Inc.	37,058	1,399,310

Financials - 19.6%

Assured Guaranty, Ltd. (Bermuda)	18,988	1,530,053

Berkshire Hathaway, Inc., Class B*	5,874	2,805,070

Fairfax Financial Holdings, Ltd. (Canada)	984	1,597,524

The Progressive Corp.	10,110	2,082,660

Willis Towers Watson PLC (United Kingdom)	6,374	1,995,699

Total Financials		10,011,006

Health Care - 15.2%

The Cooper Cos., Inc.*	28,863	2,017,813

GE HealthCare Technologies, Inc.	26,677	1,999,441

Haemonetics Corp.*	19,289	964,643

Labcorp Holdings, Inc.	3,793	963,270

Smith & Nephew PLC,
Sponsored ADR (United Kingdom)[3]	49,382	1,818,245

Total Health Care		7,763,412

Industrials - 23.8%

Booz Allen Hamilton Holding Corp.	14,339	1,249,787

CACI International, Inc., Class A*	3,078	1,730,606

CNH Industrial, N.V. (United Kingdom)	122,884	1,289,053

CSX Corp.	19,947	718,491

GXO Logistics, Inc.*	33,292	1,871,343

McGrath RentCorp	18,468	1,984,202

SS&C Technologies Holdings, Inc.	24,182	2,053,535

WESCO International, Inc.	4,939	1,281,819

Total Industrials		12,178,836

	Shares	Value

Materials - 8.5%

Amrize, Ltd.*	41,689	$2,161,158

CRH PLC (Ireland)	18,425	2,194,417

Total Materials		4,355,575

Real Estate - 3.8%

Mid-America Apartment Communities, Inc., REIT	15,182	1,946,788

Utilities - 3.8%

Northwestern Energy Group, Inc.	32,825	1,958,668

Total Common Stocks
(Cost $42,349,856)		49,371,474

	Principal Amount

Short-Term Investments - 7.6%

Joint Repurchase Agreements - 4.1%[4]

Citadel Securities LLC, dated 10/31/25, due 11/03/25, 4.260% total to be received $1,989,706 (collateralized by various U.S. Treasuries, 0.000% - 4.875%, 11/04/25 - 08/15/55, totaling $2,029,500)	$1,989,000	1,989,000

HSBC Securities USA, Inc., dated 10/31/25, due 11/03/25, 4.140% total to be received $128,090 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 07/15/30 - 02/15/51, totaling $130,607)	128,046	128,046

Total Joint Repurchase Agreements		2,117,046

Repurchase Agreements - 2.9%

Fixed Income Clearing Corp., dated 10/31/25, due 11/03/25, 3.600% total to be received $1,499,450 (collateralized by a U.S. Treasury Note, 3.875%, 09/30/32, totaling $1,529,072)	1,499,000	1,499,000

	Shares

Other Investment Companies - 0.6%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.08%[5]	279,257	279,257

Total Short-Term Investments
(Cost $3,895,303)		3,895,303

Total Investments - 104.1%
(Cost $46,245,159)		53,266,777

Other Assets, less Liabilities - (4.1)%		(2,110,686)

Net Assets - 100.0%		$51,156,091

*	Non-income producing security.

[1]	Security’s value was determined by using significant unobservable inputs.

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (continued)

[2]

This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At October 31, 2025, the cost and market value of the escrow shares is $0, which represents 0% of net assets.

[3]

Some of these securities, amounting to $4,395,389 or 8.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[5]	Yield shown represents the October 31, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$12,178,836	—	—	$12,178,836

Financials	10,011,006	—	—	10,011,006

Health Care	7,763,412	—	—	7,763,412

Consumer Discretionary	5,044,149	—	—	5,044,149

Consumer Staples	4,713,730	—	—	4,713,730

Materials	4,355,575	—	—	4,355,575

Utilities	1,958,668	—	—	1,958,668

Real Estate	1,946,788	—	—	1,946,788

Energy	1,399,310	—	—	1,399,310

Communication Services	—	—	$0	—

Short-Term Investments

Joint Repurchase Agreements	—	$2,117,046	—	2,117,046

Repurchase Agreements	—	1,499,000	—	1,499,000

Other Investment Companies	279,257	—	—	279,257

Total Investments in Securities	$49,650,731	$3,616,046	$0	$53,266,777

The Level 3 common stock held at October 31, 2025, was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized appreciation/depreciation of $0.

For the fiscal year ended October 31, 2025, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities October 31, 2025

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund

Assets:

Investments at value[1] (including securities on loan valued at $9,947,432, $0, and $58,920,966, respectively)	$346,025,087	$45,907,466	$1,105,680,640

Cash	406	170	2,543

Receivable for investments sold	—	933,238	432,941

Dividend and interest receivables	199,981	20,092	238,608

Securities lending income receivable	4,206	297	17,818

Receivable for Fund shares sold	3,070,918	27,954	1,339,190

Receivable from Affiliate	10,549	2,007	—

Prepaid expenses and other assets	18,713	9,699	32,083

Total assets	349,329,860	46,900,923	1,107,743,823

Liabilities:

Payable upon return of securities loaned	7,951,034	—	11,836,173

Payable for investments purchased	—	—	1,191,475

Payable for Fund shares repurchased	173,117	8,748	415,061

Accrued expenses:

Investment advisory and management fees	163,727	14,416	754,078

Administrative fees	43,856	6,178	141,390

Distribution fees	45,378	1,264	11,234

Shareholder service fees	21,357	5,284	94,749

Other	83,857	56,316	168,907

Total liabilities	8,482,326	92,206	14,613,067

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$340,847,534	$46,808,717	$1,093,130,756

[1] Investments at cost	$321,863,393	$43,633,042	$965,872,332

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund

Net Assets Represent:

Paid-in capital	$274,404,398	$40,059,810	$855,404,789

Total distributable earnings	66,443,136	6,748,907	237,725,967

Net Assets	$340,847,534	$46,808,717	$1,093,130,756

Class N:

Net Assets	$195,144,361	$5,802,753	$46,883,708

Shares outstanding	9,218,347	282,433	3,047,453

Net asset value, offering and redemption price per share	$21.17	$20.55	$15.38

Class I:

Net Assets	$106,416,555	$41,005,964	$1,035,718,328

Shares outstanding	4,601,336	1,979,426	64,316,262

Net asset value, offering and redemption price per share	$23.13	$20.72	$16.10

Class Z:

Net Assets	$39,286,618	—	$10,528,720

Shares outstanding	1,711,008	—	651,910

Net asset value, offering and redemption price per share	$22.96	—	$16.15

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Dividend All Cap Value Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Focused Absolute Value Fund

Assets:

Investments at value[1] (including securities on loan valued at $4,278,469, $51,342,579, and $4,395,389, respectively)	$69,315,707	$356,771,312	$53,266,777

Cash	255	347	1,000

Receivable for investments sold	—	299,794	—

Dividend and interest receivables	116,134	121,170	58,723

Securities lending income receivable	705	11,355	2,446

Receivable for Fund shares sold	4,338	12,426	3,296

Receivable from Affiliate	—	—	7,169

Prepaid expenses and other assets	14,950	15,883	17,674

Total assets	69,452,089	357,232,287	53,357,085

Liabilities:

Payable upon return of securities loaned	2,954,316	6,714,224	2,117,046

Payable for investments purchased	—	1,441,735	—

Payable for Fund shares repurchased	47,475	683,043	—

Accrued expenses:

Investment advisory and management fees	38,943	224,215	26,418

Administrative fees	8,725	44,843	6,605

Distribution fees	4,557	4,747	424

Shareholder service fees	2,176	14,563	1,677

Other	62,277	73,548	48,824

Total liabilities	3,118,469	9,200,918	2,200,994

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$66,333,620	$348,031,369	$51,156,091

[1] Investments at cost	$54,751,038	$308,806,776	$46,245,159

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Dividend All Cap Value Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Focused Absolute Value Fund

Net Assets Represent:

Paid-in capital	$44,344,452	$283,665,617	$38,182,530

Total distributable earnings	21,989,168	64,365,752	12,973,561

Net Assets	$66,333,620	$348,031,369	$51,156,091

Class N:

Net Assets	$21,469,827	$17,864,867	$1,960,649

Shares outstanding	3,564,057	1,835,435	139,105

Net asset value, offering and redemption price per share	$6.02	$9.73	$14.09

Class I:

Net Assets	$40,518,281	$294,548,889	$46,751,898

Shares outstanding	6,747,793	29,012,617	3,313,985

Net asset value, offering and redemption price per share	$6.00	$10.15	$14.11

Class Z:

Net Assets	$4,345,512	$35,617,613	$2,443,544

Shares outstanding	723,373	3,502,206	173,232

Net asset value, offering and redemption price per share	$6.01	$10.17	$14.11

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the fiscal year ended October 31, 2025

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund

Investment Income:

Dividend income	$4,228,409	$733,216	$11,202,925

Interest income	328,780	52,206	3,710,847

Securities lending income	16,972	6,310	84,563

Foreign withholding tax	(53,963)	(27,202)	(94,462)

Total investment income	4,520,198	764,530	14,903,873

Expenses:

Investment advisory and management fees	1,921,007	174,285	8,706,894

Administrative fees	514,555	74,694	1,632,543

Distribution fees - Class N	583,979	16,194	124,354

Shareholder servicing fees - Class N	233,553	6,477	49,812

Shareholder servicing fees - Class I	46,950	18,032	921,982

Professional fees	57,071	41,716	110,326

Registration fees	50,357	32,650	77,624

Reports to shareholders	45,859	10,873	108,874

Custodian fees	42,810	22,481	96,334

Trustee fees and expenses	29,670	4,321	93,962

Transfer agent fees	25,076	9,065	48,727

Miscellaneous	14,992	3,464	41,703

Total expenses before offsets	3,565,879	414,252	12,013,135

Expense reimbursements	(94,315)	(74,774)	—

Expense reductions	(20,411)	(1,834)	(61,842)

Net expenses	3,451,153	337,644	11,951,293

Net investment income	1,069,045	426,886	2,952,580

Net Realized and Unrealized Gain:

Net realized gain on investments	46,658,062	5,304,934	115,326,663

Net change in unrealized appreciation/depreciation on investments	(21,222,526)	(3,646,785)	(52,468,270)

Net realized and unrealized gain	25,435,536	1,658,149	62,858,393

Net increase in net assets resulting from operations	$26,504,581	$2,085,035	$65,810,973

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG River Road Dividend All Cap Value Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Focused Absolute Value Fund

Investment Income:

Dividend income	$1,909,565	$4,509,224	$902,168

Interest income	50,097	599,665	30,024

Securities lending income	6,967	60,691	9,378

Foreign withholding tax	(9,476)	(10,146)	(10,923)

Total investment income	1,957,153	5,159,434	930,647

Expenses:

Investment advisory and management fees	362,236	2,528,041	301,850

Administrative fees	108,671	505,608	75,462

Distribution fees - Class N	58,837	47,203	4,816

Shareholder servicing fees - Class N	9,440	11,364	791

Shareholder servicing fees - Class I	17,803	152,395	18,413

Professional fees	40,603	54,677	37,108

Registration fees	36,819	44,548	32,032

Custodian fees	18,688	43,028	21,977

Reports to shareholders	11,198	25,919	7,905

Trustee fees and expenses	6,047	29,355	4,329

Transfer agent fees	4,669	15,406	2,411

Interest expense	964	—	—

Miscellaneous	6,670	14,284	4,392

Total expenses before offsets	682,645	3,471,828	511,486

Expense reimbursements	(102,960)	—	(95,062)

Expense reductions	(4,958)	(11,479)	(913)

Net expenses	574,727	3,460,349	415,511

Net investment income	1,382,426	1,699,085	515,136

Net Realized and Unrealized Gain:

Net realized gain on investments	15,573,511	17,066,666	6,043,923

Net change in unrealized appreciation/depreciation on investments	(15,370,572)	(738,073)	(1,361,247)

Net realized and unrealized gain	202,939	16,328,593	4,682,676

Net increase in net assets resulting from operations	$1,585,365	$18,027,678	$5,197,812

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the fiscal years ended October 31,

	AMG River Road Mid Cap Value Fund		AMG River Road Large Cap Value Select Fund		AMG River Road Small Cap Value Fund

	2025	2024	2025	2024	2025	2024

Increase in Net Assets Resulting From Operations:

Net investment income	$1,069,045	$1,295,285	$426,886	$349,411	$2,952,580	$4,420,564

Net realized gain on investments	46,658,062	47,038,162	5,304,934	7,665,900	115,326,663	91,033,375

Net change in unrealized appreciation/depreciation on investments	(21,222,526)	36,639,022	(3,646,785)	3,931,192	(52,468,270)	72,674,060

Net increase in net assets resulting from operations	26,504,581	84,972,469	2,085,035	11,946,503	65,810,973	168,127,999

Distributions to Shareholders:

Class N	(31,102,845)	(998,862)	(234,625)	(23,168)	(3,859,661)	(2,038,957)

Class I	(10,535,148)	(570,426)	(1,801,291)	(314,623)	(83,728,561)	(40,327,619)

Class Z	(1,008,452)	(53,192)	—	—	(323,202)	(526,135)

Total distributions to shareholders	(42,646,445)	(1,622,480)	(2,035,916)	(337,791)	(87,911,424)	(42,892,711)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	19,049,005	(51,305,217)	648,094	2,299,376	29,450,808	78,139,109

Total increase in net assets	2,907,141	32,044,772	697,213	13,908,088	7,350,357	203,374,397

Net Assets:

Beginning of year	337,940,393	305,895,621	46,111,504	32,203,416	1,085,780,399	882,406,002

End of year	$340,847,534	$337,940,393	$46,808,717	$46,111,504	$1,093,130,756	$1,085,780,399

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the fiscal years ended October 31,

	AMG River Road Dividend All Cap Value Fund		AMG River Road Small-Mid Cap Value Fund		AMG River Road Focused Absolute Value Fund

	2025	2024	2025	2024	2025	2024

Increase in Net Assets Resulting From Operations:

Net investment income	$1,382,426	$2,339,474	$1,699,085	$1,412,846	$515,136	$552,149

Net realized gain on investments	15,573,511	58,266,342	17,066,666	28,254,972	6,043,923	7,253,837

Net change in unrealized appreciation/depreciation on investments	(15,370,572)	(15,944,244)	(738,073)	27,922,392	(1,361,247)	4,637,938

Net increase in net assets resulting from operations	1,585,365	44,661,572	18,027,678	57,590,210	5,197,812	12,443,924

Distributions to Shareholders:

Class N	(12,351,089)	(1,488,716)	(1,822,369)	(765,228)	(271,346)	(51,351)

Class I	(26,021,271)	(7,827,414)	(23,312,264)	(9,009,615)	(6,199,199)	(1,205,279)

Class Z	(1,918,519)	(176,926)	(3,089,951)	(1,277,335)	(293,776)	(146,167)

Total distributions to shareholders	(40,290,879)	(9,493,056)	(28,224,584)	(11,052,178)	(6,764,321)	(1,402,797)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	19,734,969	(183,444,327)	38,392,362	11,163,606	3,668,280	(10,551,496)

Total increase (decrease) in net assets	(18,970,545)	(148,275,811)	28,195,456	57,701,638	2,101,771	489,631

Net Assets:

Beginning of year	85,304,165	233,579,976	319,835,913	262,134,275	49,054,320	48,564,689

End of year	$66,333,620	$85,304,165	$348,031,369	$319,835,913	$51,156,091	$49,054,320

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$22.38	$17.43	$17.74	$19.43	$29.75

Income (loss) from Investment Operations:

Net investment income[1,2]	0.05	0.06	0.02	0.17 [3]	0.02 [4]

Net realized and unrealized gain (loss) on investments	1.64	4.97	1.21	(1.22)	11.69

Total income (loss) from investment operations	1.69	5.03	1.23	(1.05)	11.71

Less Distributions to Shareholders from:

Net investment income	(0.07)	(0.03)	(0.16)	(0.04)	(0.02)

Net realized gain on investments	(2.83)	(0.05)	(1.38)	(0.60)	(22.01)

Total distributions to shareholders	(2.90)	(0.08)	(1.54)	(0.64)	(22.03)

Net Asset Value, End of Year	$21.17	$22.38	$17.43	$17.74	$19.43

Total Return[2,5]	7.79%	28.92%	7.39%	(5.67)%	50.65%

Ratio of net expenses to average net assets[6]	1.10%	1.11%[7]	1.10%	1.09%	1.13%

Ratio of gross expenses to average net assets[8]	1.14%	1.14%	1.13%	1.11%	1.18%

Ratio of net investment income to average net assets[2]	0.21%	0.29%	0.13%	0.90%	0.08%

Portfolio turnover	93%	77%	75%	71%	149%

Net assets end of year (000’s) omitted	$195,144	$244,184	$220,480	$227,513	$287,165

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$24.19	$18.84	$19.05	$20.82	$30.68

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.13	0.08	0.24 [3]	0.09 [4]

Net realized and unrealized gain (loss) on investments	1.78	5.35	1.31	(1.32)	12.16

Total income (loss) from investment operations	1.90	5.48	1.39	(1.08)	12.25

Less Distributions to Shareholders from:

Net investment income	(0.13)	(0.08)	(0.22)	(0.09)	(0.10)

Net realized gain on investments	(2.83)	(0.05)	(1.38)	(0.60)	(22.01)

Total distributions to shareholders	(2.96)	(0.13)	(1.60)	(0.69)	(22.11)

Net Asset Value, End of Year	$23.13	$24.19	$18.84	$19.05	$20.82

Total Return[2,5]	8.10%	29.27%	7.72%	(5.41)%	51.11%

Ratio of net expenses to average net assets[6]	0.80%	0.81%[7]	0.80%	0.80%	0.87%

Ratio of gross expenses to average net assets[8]	0.84%	0.84%	0.83%	0.82%	0.92%

Ratio of net investment income to average net assets[2]	0.51%	0.59%	0.43%	1.19%	0.34%

Portfolio turnover	93%	77%	75%	71%	149%

Net assets end of year (000’s) omitted	$106,417	$85,569	$78,562	$74,094	$112,741

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class Z	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$24.04	$18.71	$18.94	$20.71	$30.63

Income (loss) from Investment Operations:

Net investment income[1,2]	0.13	0.14	0.09	0.24 [3]	0.10 [4]

Net realized and unrealized gain (loss) on investments	1.77	5.33	1.29	(1.29)	12.13

Total income (loss) from investment operations	1.90	5.47	1.38	(1.05)	12.23

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.09)	(0.23)	(0.12)	(0.14)

Net realized gain on investments	(2.83)	(0.05)	(1.38)	(0.60)	(22.01)

Total distributions to shareholders	(2.98)	(0.14)	(1.61)	(0.72)	(22.15)

Net Asset Value, End of Year	$22.96	$24.04	$18.71	$18.94	$20.71

Total Return[2,5]	8.17%	29.37%	7.73%	(5.34)%	51.18%

Ratio of net expenses to average net assets[6]	0.75%	0.76%[7]	0.75%	0.75%	0.80%

Ratio of gross expenses to average net assets[8]	0.79%	0.79%	0.78%	0.77%	0.85%

Ratio of net investment income to average net assets[2]	0.56%	0.64%	0.48%	1.24%	0.41%

Portfolio turnover	93%	77%	75%	71%	149%

Net assets end of year (000’s) omitted	$39,287	$8,187	$6,853	$7,221	$8,237

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05, $0.11 and $0.11 for Class N, Class I and Class Z, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.02), $0.05 and $0.06 for Class N, Class I and Class Z, respectively.

[5]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[6]	Includes reduction from broker recapture amounting to 0.01%, less than 0.01%, 0.01%, 0.01% and less than 0.01% for the fiscal years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[7]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$20.56	$15.15	$14.08	$15.45	$13.73

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.11	0.10	0.22 [3]	0.01

Net realized and unrealized gain (loss) on investments	0.72	5.41	1.22	(1.59)	4.27

Total income (loss) from investment operations	0.84	5.52	1.32	(1.37)	4.28

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.11)	(0.25)	—	(2.56)

Net realized gain on investments	(0.74)	—	—	—	—

Total distributions to shareholders	(0.85)	(0.11)	(0.25)	—	(2.56)

Net Asset Value, End of Year	$20.55	$20.56	$15.15	$14.08	$15.45

Total Return[2,4]	4.09%	36.62%	9.50%	(8.87)%	33.53%

Ratio of net expenses to average net assets[5]	0.95%	0.95%[6]	0.95%	0.95%	1.00%

Ratio of gross expenses to average net assets[7]	1.10%	1.15%	1.18%	1.07%	1.14%

Ratio of net investment income to average net assets[2]	0.59%	0.60%	0.64%	1.51%	0.08%

Portfolio turnover	115%	106%	77%	91%	256%

Net assets end of year (000’s) omitted	$5,803	$5,291	$3,373	$3,683	$4,623

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$20.71	$15.26	$14.19	$15.58	$13.80

Income (loss) from Investment Operations:

Net investment income[1,2]	0.19	0.17	0.14	0.27 [3]	0.06

Net realized and unrealized gain (loss) on investments	0.72	5.44	1.23	(1.60)	4.29

Total income (loss) from investment operations	0.91	5.61	1.37	(1.33)	4.35

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.16)	(0.30)	(0.06)	(2.57)

Net realized gain on investments	(0.74)	—	—	—	—

Total distributions to shareholders	(0.90)	(0.16)	(0.30)	(0.06)	(2.57)

Net Asset Value, End of Year	$20.72	$20.71	$15.26	$14.19	$15.58

Total Return[2,4]	4.41%	37.06%	9.83%	(8.55)%	33.93%

Ratio of net expenses to average net assets[5]	0.64%	0.63%[6]	0.63%	0.63%	0.69%

Ratio of gross expenses to average net assets[7]	0.79%	0.83%	0.86%	0.75%	0.83%

Ratio of net investment income to average net assets[2]	0.90%	0.92%	0.96%	1.83%	0.39%

Portfolio turnover	115%	106%	77%	91%	256%

Net assets end of year (000’s) omitted	$41,006	$40,820	$28,831	$30,519	$36,900

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.08 and $0.13 for Class N and Class I, respectively.

[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[5]	Includes reduction from broker recapture amounting to less than 0.01% for the each of the fiscal years ended October 31, 2025, 2024, 2023, 2022 and 2021.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$15.78	$13.94	$14.26	$15.45	$10.76

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.00 [3]	0.03	(0.00)[4]	(0.09)	(0.09)

Net realized and unrealized gain on investments	0.91	2.51	0.20	0.06	4.78

Total income (loss) from investment operations	0.91	2.54	0.20	(0.03)	4.69

Less Distributions to Shareholders from:

Net investment income	(0.03)	—	—	—	—

Net realized gain on investments	(1.28)	(0.70)	(0.52)	(1.16)	—

Total distributions to shareholders	(1.31)	(0.70)	(0.52)	(1.16)	—

Net Asset Value, End of Year	$15.38	$15.78	$13.94	$14.26	$15.45

Total Return[2,5]	5.51%	18.69%	1.58%	(0.35)%	43.59%

Ratio of net expenses to average net assets[6]	1.34%	1.37%	1.35%	1.35%	1.33%

Ratio of gross expenses to average net assets[7]	1.35%	1.37%	1.35%	1.35%	1.35%

Ratio of net investment income (loss) to average net assets[2]	0.02%	0.19%	(0.01)%	(0.60)%	(0.61)%

Portfolio turnover	42%	42%	25%	33%	39%

Net assets end of year (000’s) omitted	$46,884	$46,396	$41,927	$37,265	$34,246

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$16.46	$14.48	$14.76	$15.91	$11.05

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.05	0.07	0.04	(0.05)	(0.05)

Net realized and unrealized gain on investments	0.94	2.62	0.20	0.06	4.91

Total income from investment operations	0.99	2.69	0.24	0.01	4.86

Less Distributions to Shareholders from:

Net investment income	(0.07)	(0.01)	—	—	(0.00)[4]

Net realized gain on investments	(1.28)	(0.70)	(0.52)	(1.16)	—

Total distributions to shareholders	(1.35)	(0.71)	(0.52)	(1.16)	(0.00)[4]

Net Asset Value, End of Year	$16.10	$16.46	$14.48	$14.76	$15.91

Total Return[2,5]	5.78%	19.02%	1.81%	(0.07)%	43.99%

Ratio of net expenses to average net assets[6]	1.08%	1.11%	1.09%	1.09%	1.07%

Ratio of gross expenses to average net assets[7]	1.09%	1.11%	1.09%	1.09%	1.09%

Ratio of net investment income (loss) to average net assets[2]	0.28%	0.45%	0.25%	(0.34)%	(0.35)%

Portfolio turnover	42%	42%	25%	33%	39%

Net assets end of year (000’s) omitted	$1,035,718	$1,035,498	$830,022	$819,940	$835,473

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class Z	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$16.50	$14.52	$14.78	$15.92	$11.05

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.06	0.08	0.05	(0.04)	(0.04)

Net realized and unrealized gain on investments	0.96	2.62	0.21	0.06	4.92

Total income from investment operations	1.02	2.70	0.26	0.02	4.88

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.02)	—	—	(0.01)

Net realized gain on investments	(1.28)	(0.70)	(0.52)	(1.16)	—

Total distributions to shareholders	(1.37)	(0.72)	(0.52)	(1.16)	(0.01)

Net Asset Value, End of Year	$16.15	$16.50	$14.52	$14.78	$15.92

Total Return[2,5]	5.92%	19.07%	1.94%	(0.00)%[8]	44.17%

Ratio of net expenses to average net assets[6]	0.99%	1.02%	1.00%	1.00%	0.98%

Ratio of gross expenses to average net assets[7]	1.00%	1.02%	1.00%	1.00%	1.00%

Ratio of net investment income (loss) to average net assets[2]	0.37%	0.54%	0.34%	(0.25)%	(0.26)%

Portfolio turnover	42%	42%	25%	33%	39%

Net assets end of year (000’s) omitted	$10,529	$3,886	$10,457	$9,792	$7,911

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $0.005 per share.

[4]	Less than $(0.005) per share.

[5]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[6]

Includes reduction from broker recapture amounting to 0.01%, less than 0.01%, less than 0.01%, less than 0.01%, and 0.02% for the fiscal years ended October 31, 2025, 2024, 2023, 2022, and 2021, respectively.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Less than (0.005)%.

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$10.81	$8.63	$10.70	$13.28	$10.02

Income (loss) from Investment Operations:

Net investment income[1,2]	0.11	0.14	0.20	0.18	0.19

Net realized and unrealized gain (loss) on investments	0.04	2.55	(0.88)	(0.29)	3.27

Total income (loss) from investment operations	0.15	2.69	(0.68)	(0.11)	3.46

Less Distributions to Shareholders from:

Net investment income	(0.36)	(0.26)	(0.23)	(0.27)	(0.20)

Net realized gain on investments	(4.58)	(0.25)	(1.16)	(2.20)	—

Total distributions to shareholders	(4.94)	(0.51)	(1.39)	(2.47)	(0.20)

Net Asset Value, End of Year	$6.02	$10.81	$8.63	$10.70	$13.28

Total Return[2,3]	1.63%	31.94%	(7.50)%	(1.34)%	34.74%

Ratio of net expenses to average net assets[4]	0.96%[5]	0.97%[5]	0.97%[6]	1.03%	1.06%

Ratio of gross expenses to average net assets[7]	1.11%	1.12%	1.02%	1.07%	1.09%

Ratio of net investment income to average net assets[2]	1.74%	1.48%	2.10%	1.61%	1.51%

Portfolio turnover	38%	26%	25%	30%	20%

Net assets end of year (000’s) omitted	$21,470	$26,734	$28,325	$36,432	$43,430

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$10.79	$8.62	$10.68	$13.27	$10.01

Income (loss) from Investment Operations:

Net investment income[1,2]	0.13	0.16	0.23	0.21	0.22

Net realized and unrealized gain (loss) on investments	0.04	2.54	(0.88)	(0.30)	3.27

Total income (loss) from investment operations	0.17	2.70	(0.65)	(0.09)	3.49

Less Distributions to Shareholders from:

Net investment income	(0.38)	(0.28)	(0.25)	(0.30)	(0.23)

Net realized gain on investments	(4.58)	(0.25)	(1.16)	(2.20)	—

Total distributions to shareholders	(4.96)	(0.53)	(1.41)	(2.50)	(0.23)

Net Asset Value, End of Year	$6.00	$10.79	$8.62	$10.68	$13.27

Total Return[2,3]	1.89%	32.19%	(7.17)%	(1.18)%	35.10%

Ratio of net expenses to average net assets[4]	0.71%[5]	0.72%[5]	0.72%[6]	0.78%	0.81%

Ratio of gross expenses to average net assets[7]	0.86%	0.87%	0.77%	0.82%	0.84%

Ratio of net investment income to average net assets[2]	1.99%	1.73%	2.35%	1.86%	1.76%

Portfolio turnover	38%	26%	25%	30%	20%

Net assets end of year (000’s) omitted	$40,518	$54,674	$202,039	$290,632	$382,571

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class Z	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$10.80	$8.62	$10.69	$13.28	$10.01

Income (loss) from Investment Operations:

Net investment income[1,2]	0.13	0.17	0.23	0.21	0.22

Net realized and unrealized gain (loss) on investments	0.05	2.55	(0.88)	(0.29)	3.29

Total income (loss) from investment operations	0.18	2.72	(0.65)	(0.08)	3.51

Less Distributions to Shareholders from:

Net investment income	(0.39)	(0.29)	(0.26)	(0.31)	(0.24)

Net realized gain on investments	(4.58)	(0.25)	(1.16)	(2.20)	—

Total distributions to shareholders	(4.97)	(0.54)	(1.42)	(2.51)	(0.24)

Net Asset Value, End of Year	$6.01	$10.80	$8.62	$10.69	$13.28

Total Return[2,3]	2.00%	32.37%	(7.22)%	(1.12)%	35.26%

Ratio of net expenses to average net assets[4]	0.67%[5]	0.68%[5]	0.68%[6]	0.74%	0.77%

Ratio of gross expenses to average net assets[7]	0.82%	0.83%	0.73%	0.78%	0.80%

Ratio of net investment income to average net assets[2]	2.03%	1.77%	2.39%	1.90%	1.80%

Portfolio turnover	38%	26%	25%	30%	20%

Net assets end of year (000’s) omitted	$4,346	$3,897	$3,216	$3,199	$2,430

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[4]	Includes reduction from broker recapture amounting to 0.01%, 0.02%, 0.01%, 0.01% and 0.01% for the fiscal years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[5]	Includes interest expense of less than 0.01% and 0.02% for the years ended October 31, 2025 and 2024, respectively, related to participation in the interfund lending program.

[6]	Includes interest expense totaling 0.01% related to utilization of the line of credit.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$10.09	$8.61	$9.10	$9.81	$6.80

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03	0.02	0.01	(0.03)	(0.04)

Net realized and unrealized gain (loss) on investments	0.50	1.82	(0.09)	(0.11)	3.05

Total income (loss) from investment operations	0.53	1.84	(0.08)	(0.14)	3.01

Less Distributions to Shareholders from:

Net investment income	(0.02)	(0.01)	(0.00)[3]	—	—

Net realized gain on investments	(0.87)	(0.35)	(0.41)	(0.57)	—

Total distributions to shareholders	(0.89)	(0.36)	(0.41)	(0.57)	—

Net Asset Value, End of Year	$9.73	$10.09	$8.61	$9.10	$9.81

Total Return[2,4]	5.07%	21.83%	(0.77)%	(1.64)%	44.27%

Ratio of net expenses to average net assets[5]	1.28%	1.29%	1.27%	1.28%	1.25%

Ratio of gross expenses to average net assets[6]	1.28%	1.29%	1.28%	1.28%	1.27%

Ratio of net investment income (loss) to average net assets[2]	0.26%	0.23%	0.10%	(0.28)%	(0.38)%

Portfolio turnover	36%	42%	30%	32%	44%

Net assets end of year (000’s) omitted	$17,865	$21,263	$18,655	$18,961	$22,702

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$10.48	$8.94	$9.41	$10.10	$6.98

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.05	0.05	0.03	(0.00)[3]	(0.01)

Net realized and unrealized gain (loss) on investments	0.54	1.87	(0.09)	(0.12)	3.13

Total income (loss) from investment operations	0.59	1.92	(0.06)	(0.12)	3.12

Less Distributions to Shareholders from:

Net investment income	(0.05)	(0.03)	(0.00)[3]	—	(0.00)[3]

Net realized gain on investments	(0.87)	(0.35)	(0.41)	(0.57)	—

Total distributions to shareholders	(0.92)	(0.38)	(0.41)	(0.57)	(0.00)[3]

Net Asset Value, End of Year	$10.15	$10.48	$8.94	$9.41	$10.10

Total Return[2,4]	5.43%	21.97%	(0.48)%	(1.38)%	44.70%

Ratio of net expenses to average net assets[5]	1.02%	1.03%	1.02%	1.02%	1.00%

Ratio of gross expenses to average net assets[6]	1.02%	1.03%	1.03%	1.02%	1.02%

Ratio of net investment income (loss) to average net assets[2]	0.52%	0.49%	0.35%	(0.02)%	(0.13)%

Portfolio turnover	36%	42%	30%	32%	44%

Net assets end of year (000’s) omitted	$294,549	$263,399	$214,093	$188,163	$218,698

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class Z	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$10.50	$8.95	$9.42	$10.10	$6.98

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.06	0.05	0.04	0.00 [7]	(0.01)

Net realized and unrealized gain (loss) on investments	0.54	1.89	(0.10)	(0.11)	3.13

Total income (loss) from investment operations	0.60	1.94	(0.06)	(0.11)	3.12

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.04)	(0.00)[3]	(0.00)[3]	(0.00)[3]

Net realized gain on investments	(0.87)	(0.35)	(0.41)	(0.57)	—

Total distributions to shareholders	(0.93)	(0.39)	(0.41)	(0.57)	(0.00)[3]

Net Asset Value, End of Year	$10.17	$10.50	$8.95	$9.42	$10.10

Total Return[2,4]	5.47%	22.13%	(0.47)%	(1.26)%	44.77%

Ratio of net expenses to average net assets[5]	0.97%	0.98%	0.97%	0.97%	0.95%

Ratio of gross expenses to average net assets[6]	0.97%	0.98%	0.98%	0.97%	0.97%

Ratio of net investment income (loss) to average net assets[2]	0.57%	0.54%	0.40%	0.03%	(0.08)%

Portfolio turnover	36%	42%	30%	32%	44%

Net assets end of year (000’s) omitted	$35,618	$35,173	$29,387	$34,477	$35,766

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[5]	Includes reduction from broker recapture amounting to less than 0.01%, less than 0.01%, 0.01%, 0.01% and 0.02% for the fiscal years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[7]	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$14.72	$11.73	$11.50	$14.44	$11.05

Income (loss) from Investment Operations:

Net investment income[1,2]	0.11	0.12	0.11	0.04	0.01

Net realized and unrealized gain (loss) on investments	1.32	3.19	0.21	(2.03)	3.38

Total income (loss) from investment operations	1.43	3.31	0.32	(1.99)	3.39

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.13)	(0.02)	—	—

Net realized gain on investments	(1.95)	(0.19)	(0.07)	(0.95)	—

Total distributions to shareholders	(2.06)	(0.32)	(0.09)	(0.95)	—

Net Asset Value, End of Year	$14.09	$14.72	$11.73	$11.50	$14.44

Total Return[2,3]	10.49%	28.70%	2.76%	(14.80)%	30.68%

Ratio of net expenses to average net assets[4]	1.06%	1.06%[5]	1.05%	1.05%	1.06%

Ratio of gross expenses to average net assets[6]	1.25%	1.26%	1.22%	1.14%	1.12%

Ratio of net investment income to average net assets[2]	0.79%	0.91%	0.93%	0.30%	0.10%

Portfolio turnover	92%	86%	63%	113%	83%

Net assets end of year (000’s) omitted	$1,961	$1,949	$1,910	$2,243	$3,666

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$14.73	$11.75	$11.51	$14.48	$11.12

Income (loss) from Investment Operations:

Net investment income[1,2]	0.14	0.16	0.14	0.07	0.05

Net realized and unrealized gain (loss) on investments	1.34	3.18	0.22	(2.04)	3.39

Total income (loss) from investment operations	1.48	3.34	0.36	(1.97)	3.44

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.17)	(0.05)	(0.05)	(0.08)

Net realized gain on investments	(1.95)	(0.19)	(0.07)	(0.95)	—

Total distributions to shareholders	(2.10)	(0.36)	(0.12)	(1.00)	(0.08)

Net Asset Value, End of Year	$14.11	$14.73	$11.75	$11.51	$14.48

Total Return[2,3]	10.88%	28.90%	3.11%	(14.64)%	30.98%

Ratio of net expenses to average net assets[4]	0.82%	0.82%[5]	0.81%	0.80%	0.81%

Ratio of gross expenses to average net assets[6]	1.01%	1.02%	0.98%	0.89%	0.87%

Ratio of net investment income to average net assets[2]	1.03%	1.15%	1.17%	0.55%	0.35%

Portfolio turnover	92%	86%	63%	113%	83%

Net assets end of year (000’s) omitted	$46,752	$45,022	$40,205	$53,620	$176,460

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class Z	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$14.74	$11.75	$11.52	$14.49	$11.12

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.16	0.15	0.08	0.06

Net realized and unrealized gain (loss) on investments	1.33	3.19	0.21	(2.04)	3.39

Total income (loss) from investment operations	1.48	3.35	0.36	(1.96)	3.45

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.17)	(0.06)	(0.06)	(0.08)

Net realized gain on investments	(1.95)	(0.19)	(0.07)	(0.95)	—

Total distributions to shareholders	(2.11)	(0.36)	(0.13)	(1.01)	(0.08)

Net Asset Value, End of Year	$14.11	$14.74	$11.75	$11.52	$14.49

Total Return[2,3]	10.86%	29.04%	3.10%	(14.59)%	31.12%

Ratio of net expenses to average net assets[4]	0.78%	0.78%[5]	0.77%	0.76%	0.77%

Ratio of gross expenses to average net assets[6]	0.97%	0.98%	0.94%	0.85%	0.83%

Ratio of net investment income to average net assets[2]	1.07%	1.19%	1.21%	0.59%	0.39%

Portfolio turnover	92%	86%	63%	113%	83%

Net assets end of year (000’s) omitted	$2,444	$2,083	$6,450	$7,677	$13,323

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[4]	Includes reduction from broker recapture amounting to less than 0.01%, 0.01%, 0.02%, 0.01% and 0.01%, for the fiscal years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[5]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements October 31, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds I is organized as a Massachusetts business trust, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG River Road Large Cap Value Select Fund (“Large Cap Value Select”), and AMG Funds IV: AMG River Road Mid Cap Value Fund (“Mid Cap Value”), AMG River Road Small Cap Value Fund (“Small Cap Value”), AMG River Road Dividend All Cap Value Fund (“Dividend All Cap Value”), AMG River Road Small-Mid Cap Value Fund (“Small-Mid Cap Value”), and AMG River Road Focused Absolute Value Fund (“Focused Absolute Value”), each a “Fund” and collectively, the “Funds”.

Each Fund is authorized to issue Class N and Class I shares. The Funds, except for Large Cap Value Select, are also authorized to issue Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Large Cap Value Select and Focused Absolute Value are non-diversified funds.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions

Notes to Financial Statements (continued)

that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio.

For the fiscal year ended October 31, 2025, the impact on the expenses and expense ratios was as follows:

	Amount	Percentage Reduction

Mid Cap Value	$20,411	0.01%

Large Cap Value Select	1,834	0.00%[1]

Small Cap Value	61,842	0.01%

Dividend All Cap Value	4,958	0.01%

Small-Mid Cap Value	11,479	0.00%[1]

Focused Absolute Value	913	0.00%[1]

1 Less than 0.005%

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions, except those of Dividend All Cap Value, resulting from net investment income will normally be declared and paid at least annually. Dividend All Cap Value will declare and pay net investment income distributions quarterly. Each Fund will normally declare and pay realized net capital gains, if any, at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassification to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized for all of the Funds. Temporary differences are primarily due to wash sale loss deferrals for all of the Funds, investments in partnerships for Dividend All Cap Value and corporate return of capital distributions for Mid Cap Value.

The tax character of distributions paid during the fiscal years ended October 31, 2025 and October 31, 2024 was as follows:

	Mid Cap Value		Large Cap Value Select		Small Cap Value

Distributions paid from:	2025	2024	2025	2024	2025	2024

Ordinary income *	$4,911,242	$1,622,480	$355,763	$337,791	$5,083,419	$2,863,576

Long-term capital gains	37,735,203	—	1,680,153	—	82,828,005	40,029,135

	$42,646,445	$1,622,480	$2,035,916	$337,791	$87,911,424	$42,892,711

Notes to Financial Statements (continued)

	Dividend All Cap Value		Small-Mid Cap Value		Focused Absolute Value

Distributions paid from:	2025	2024	2025	2024	2025	2024

Ordinary income *	$3,956,805	$3,413,275	$2,765,164	$3,895,589	$3,716,796	$900,127

Long-term capital gains	36,334,074	6,079,781	25,459,420	7,156,589	3,047,525	502,670

	$40,290,879	$9,493,056	$28,224,584	$11,052,178	$6,764,321	$1,402,797

* For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of October 31, 2025, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

	Mid Cap Value	Large Cap Value Select	Small Cap Value	Dividend All Cap Value	Small-Mid Cap Value	Focused Absolute Value

Undistributed ordinary income	$12,650,452	$692,882	$20,967,432	$1,085,672	$7,646,377	$2,139,028

Undistributed long-term capital gains	29,755,179	4,035,841	78,244,847	11,875,092	9,061,385	3,842,189

At October 31, 2025, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Mid Cap Value	$321,987,582	$32,543,855	$(8,506,350)	$24,037,505

Large Cap Value Select	43,887,282	3,938,523	(1,918,339)	2,020,184

Small Cap Value	967,166,952	210,936,453	(72,422,765)	138,513,688

Dividend All Cap Value	60,286,261	16,166,678	(7,137,232)	9,029,446

Small-Mid Cap Value	309,113,322	70,822,209	(23,164,219)	47,657,990

Focused Absolute Value	46,273,489	8,661,581	(1,668,293)	6,993,288

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns as of October 31, 2025, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2025, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

For the fiscal year ended October 31, 2025, the Funds did not utilize capital loss carryovers.

g. CAPITAL STOCK

Each Trust’s Amended and Restated Agreement and Declaration of Trust or Trust Instrument, as applicable, authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

Notes to Financial Statements (continued)

For the fiscal years ended October 31, 2025 and October 31, 2024, the capital stock transactions by class for the Funds were as follows:

		Mid Cap Value				Large Cap Value Select
	October 31, 2025		October 31, 2024		October 31, 2025		October 31, 2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	843,203	$17,548,266	794,989	$16,506,109	139,908	$2,892,799	88,174	$1,696,217

Shares issued in reinvestment of distributions	1,469,175	30,529,447	49,240	980,863	9,124	188,058	1,090	18,011

Shares redeemed	(4,005,810)	(85,040,023)	(2,579,753)	(53,819,568)	(123,911)	(2,558,674)	(54,577)	(969,498)

Net increase (decrease)	(1,693,432)	$(36,962,310)	(1,735,524)	$(36,332,596)	25,121	$522,183	34,687	$744,730

Class I:

Shares sold	1,667,038	$38,183,024	635,833	$13,909,133	640,408	$13,357,460	408,352	$7,383,448

Shares issued in reinvestment of distributions	462,168	10,468,108	26,111	560,867	82,433	1,708,831	17,865	296,371

Shares redeemed	(1,064,674)	(24,607,411)	(1,296,168)	(28,843,362)	(714,296)	(14,940,380)	(344,558)	(6,125,173)

Net increase (decrease)	1,064,532	$24,043,721	(634,224)	$(14,373,362)	8,545	$125,911	81,659	$1,554,646

Class Z:

Shares sold	1,406,577	$32,842,271	25,647	$572,080	—	—	—	—

Shares issued in reinvestment of distributions	44,873	1,008,300	2,494	53,192	—	—	—	—

Shares redeemed	(81,015)	(1,882,977)	(53,789)	(1,224,531)	—	—	—	—

Net increase (decrease)	1,370,435	$31,967,594	(25,648)	$(599,259)	—	—	—	—

		Small Cap Value				Dividend All Cap Value
	October 31, 2025		October 31, 2024		October 31, 2025		October 31, 2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	825,032	$12,486,452	452,751	$6,795,883	122,374	$856,274	26,514	$260,617

Shares issued in reinvestment of distributions	238,065	3,794,755	138,739	2,008,947	1,946,132	12,200,300	153,303	1,472,882

Shares redeemed	(955,925)	(15,031,854)	(658,414)	(9,822,095)	(977,511)	(6,374,820)	(988,208)	(9,611,700)

Net increase (decrease)	107,172	$1,249,353	(66,924)	$(1,017,265)	1,090,995	$6,681,754	(808,391)	$(7,878,201)

Class I:

Shares sold	17,949,342	$291,531,653	16,351,743	$256,882,837	1,884,277	$15,737,930	666,381	$6,289,704

Shares issued in reinvestment of distributions	4,422,925	73,641,701	2,410,433	36,325,218	4,006,995	25,040,750	807,218	7,602,496

Shares redeemed	(20,971,310)	(343,422,552)	(13,149,676)	(206,488,350)	(4,209,328)	(29,940,943)	(19,847,712)	(189,367,166)

Net increase (decrease)	1,400,957	$21,750,802	5,612,500	$86,719,705	1,681,944	$10,837,737	(18,374,113)	$(175,474,966)

Class Z:

Shares sold	577,849	$9,117,191	33,809	$527,171	255,358	$1,533,982	144,668	$1,537,514

Shares issued in reinvestment of distributions	19,365	323,201	34,843	526,134	307,195	1,918,519	18,481	176,926

Shares redeemed	(180,771)	(2,989,739)	(553,274)	(8,616,636)	(200,084)	(1,237,023)	(175,284)	(1,805,600)

Net increase (decrease)	416,443	$6,450,653	(484,622)	$(7,563,331)	362,469	$2,215,478	(12,135)	$(91,160)

Notes to Financial Statements (continued)

		Small-Mid Cap Value				Focused Absolute Value
	October 31, 2025		October 31, 2024		October 31, 2025		October 31, 2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	334,244	$3,215,585	281,895	$2,672,905	4,065	$59,481	3,938	$52,645

Shares issued in reinvestment of distributions	168,851	1,680,066	78,401	717,368	20,326	271,346	4,056	51,307

Shares redeemed	(776,025)	(7,558,129)	(418,232)	(3,948,636)	(17,712)	(246,446)	(38,348)	(540,479)

Net increase (decrease)	(272,930)	$(2,662,478)	(57,936)	$(558,363)	6,679	$84,381	(30,354)	$(436,527)

Class I:

Shares sold	7,768,707	$77,518,636	5,749,023	$56,371,157	205,867	$2,882,210	117,808	$1,618,737

Shares issued in reinvestment of distributions	2,027,509	20,984,718	866,026	8,218,589	465,056	6,199,199	95,245	1,202,944

Shares redeemed	(5,907,713)	(58,983,770)	(5,446,610)	(53,478,130)	(412,482)	(5,916,107)	(579,333)	(7,654,640)

Net increase (decrease)	3,888,503	$39,519,584	1,168,439	$11,111,616	258,441	$3,165,302	(366,280)	$(4,832,959)

Class Z:

Shares sold	204,909	$1,972,075	41,382	$413,912	15,072	$201,440	9,773	$130,782

Shares issued in reinvestment of distributions	203,547	2,110,780	89,801	853,113	22,055	293,775	6,796	85,836

Shares redeemed	(255,563)	(2,547,599)	(64,802)	(656,672)	(5,277)	(76,618)	(424,107)	(5,498,628)

Net increase (decrease)	152,893	$1,535,256	66,381	$610,353	31,850	$418,597	(407,538)	$(5,282,010)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At October 31, 2025, the market value of Repurchase Agreements outstanding is as follows:

Market Value

Mid Cap Value	$12,357,034

Large Cap Value Select	1,015,000

Small Cap Value	116,222,173

Dividend All Cap Value	3,165,316

Small-Mid Cap Value	22,140,224

Focused Absolute Value	3,616,046

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the Funds’ subadviser and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by River Road Asset Management, LLC (“River Road”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in River Road.

Notes to Financial Statements (continued)

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the fiscal year ended October 31, 2025, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Mid Cap Value	0.56%

Large Cap Value Select	0.35%

Small Cap Value	0.80%

Dividend All Cap Value	0.50%

Small-Mid Cap Value	0.75%

Focused Absolute Value	0.60%

The fee paid to River Road for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least March 1, 2026, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service 12b-1 fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Funds other than Small Cap Value to the below percentages of each such Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by such Funds in certain circumstances.

Mid Cap Value	0.76%

Large Cap Value Select	0.60%

Small Cap Value	N/A

Dividend All Cap Value	0.68%

Small-Mid Cap Value	1.04%

Focused Absolute Value	0.78%

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the fiscal year ended October 31, 2025, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Mid Cap Value	$94,315	—

Large Cap Value Select	74,774	—

Dividend All Cap Value	102,960	—

Focused Absolute Value	95,062	—

At October 31, 2025, the Funds’ expiration of reimbursements subject to recoupment, if any, is as follows:

Expiration Period	Mid Cap Value	Large Cap Value Select

Less than 1 year	$79,604	$77,427

1-2 years	120,397	78,508

2-3 years	94,315	74,774

Total	$294,316	$230,709

Expiration Period	Dividend All Cap Value	Focused Absolute Value

Less than 1 year	$132,074	$89,807

1-2 years	177,037	97,960

2-3 years	102,960	95,062

Total	$412,071	$282,829

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Notes to Financial Statements (continued)

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For all Funds, except Large Cap Value Select, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.

The impact on the annualized expense ratios for the fiscal year ended October 31, 2025, was as follows:

Fund	Actual Amount Incurred

Mid Cap Value

Class N	0.25%

Large Cap Value Select

Class N	0.25%

Small Cap Value

Class N	0.25%

Dividend All Cap Value

Class N	0.25%

Small-Mid Cap Value

Class N	0.25%

Focused Absolute Value

Class N	0.24%

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder record keeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the fiscal year ended October 31, 2025, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Mid Cap Value

Class N	0.10%	0.10%

Class I	0.05%	0.05%

Large Cap Value Select

Class N	0.10%	0.10%

Class I	0.05%	0.04%

Small Cap Value

Class N	0.15%	0.10%

Class I	0.15%	0.09%

Dividend All Cap Value

Class N	0.04%	0.04%

Class I	0.04%	0.04%

Small-Mid Cap Value

Class N	0.15%	0.06%

Class I	0.15%	0.05%

Focused Absolute Value

Class N	0.15%	0.04%

Class I	0.15%	0.04%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At October 31, 2025, the Funds had no interfund loans outstanding.

Notes to Financial Statements (continued)

The following Funds utilized the interfund lending program during the fiscal year ended October 31, 2025 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Mid Cap Value	$5,128,737	2	$1,469	5.228%

Large Cap Value Select	1,117,167	1	168	5.490%

Small Cap Value	8,168,088	5	5,925	5.295%

Small-Mid Cap Value	2,166,302	7	2,220	5.344%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Dividend All Cap Value	$3,191,704	2	$964	5.510%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended October 31, 2025, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Mid Cap Value	$312,958,827	$339,672,232

Large Cap Value Select	55,529,297	57,547,870

Small Cap Value	414,808,740	473,666,413

Dividend All Cap Value	27,525,798	44,381,523

Small-Mid Cap Value	126,018,130	115,064,217

Focused Absolute Value	45,687,126	49,638,183

The Funds had no purchases or sales of U.S. Government Obligations during the fiscal year ended October 31, 2025.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at October 31, 2025, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Mid Cap Value	$9,947,432	$7,951,034	$2,118,958	$10,069,992

Small Cap Value	58,920,966	11,836,173	48,239,609	60,075,782

Dividend All Cap Value	4,278,469	2,954,316	1,479,340	4,433,656

Small-Mid Cap Value	51,342,579	6,714,224	45,539,671	52,253,895

Focused Absolute Value	4,395,389	2,117,046	2,363,456	4,480,502

The following table summarizes the securities received as collateral for securities lending at October 31, 2025:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Mid Cap Value	U.S. Treasury Obligations	0.000%-5.375%	11/15/25-02/15/55

Small Cap Value	U.S. Treasury Obligations	0.000%-7.000%	11/20/25-08/01/55

Dividend All Cap Value	U.S. Treasury Obligations	0.000%-5.375%	11/20/25-08/15/53

Small-Mid Cap Value	U.S. Treasury Obligations	0.000%-7.000%	11/15/25-08/01/55

Focused Absolute Value	U.S. Treasury Obligations	0.125%-6.250%	12/31/25-08/15/53

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general

Notes to Financial Statements (continued)

economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to their benchmarks or other funds with a similar investment objective. There can be no guarantee that River Road’s investment techniques and risk analysis will produce the desired result.

Non-Diversified Fund Risk: Large Cap Value Select and Focused Absolute Value are non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place Large Cap Value Select and Focused Absolute Value at greater risk. Notwithstanding each Fund’s status as a “non-diversified” investment company under the 1940 Act, each Fund qualifies as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. Each Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Focused Investment Risk: To the extent a Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of a Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Large-Capitalization Stock Risk: The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small-or mid-capitalization companies.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Real Estate Industry Risk: Investments in certain Funds may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Code.

High Portfolio Turnover Risk: Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

7. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Mid Cap Value

Citadel Securities LLC	$7,473,000	—	$7,473,000	$7,473,000	—

HSBC Securities USA, Inc.	478,034	—	478,034	478,034	—

Fixed Income Clearing Corp.	4,406,000	—	4,406,000	4,406,000	—

Total	$12,357,034	—	$12,357,034	$12,357,034	—

Large Cap Value Select

Fixed Income Clearing Corp.	$1,015,000	—	$1,015,000	$1,015,000	—

Small Cap Value

Citadel Securities LLC	$9,973,000	—	$9,973,000	$9,973,000	—

HSBC Securities USA, Inc.	711,437	—	711,437	711,437	—

Mirae Asset Securities USA, Inc.	1,151,736	—	1,151,736	1,151,736	—

Fixed Income Clearing Corp.	104,386,000	—	104,386,000	104,386,000	—

Total	$116,222,173	—	$116,222,173	$116,222,173	—

Dividend All Cap Value

Citadel Securities LLC	$2,776,000	—	$2,776,000	$2,776,000	—

HSBC Securities USA, Inc.	178,316	—	178,316	178,316	—

Fixed Income Clearing Corp.	211,000	—	211,000	211,000	—

Total	$3,165,316	—	$3,165,316	$3,165,316	—

Small-Mid Cap Value

Citadel Securities LLC	$6,310,000	—	$6,310,000	$6,310,000	—

HSBC Securities USA, Inc.	404,224	—	404,224	404,224	—

Fixed Income Clearing Corp.	15,426,000	—	15,426,000	15,426,000	—

Total	$22,140,224	—	$22,140,224	$22,140,224	—

Focused Absolute Value

Citadel Securities LLC	$1,989,000	—	$1,989,000	$1,989,000	—

HSBC Securities USA, Inc.	128,046	—	128,046	128,046	—

Fixed Income Clearing Corp.	1,499,000	—	1,499,000	1,499,000	—

Total	$3,616,046	—	$3,616,046	$3,616,046	—

9. RECENT ACCOUNTING STANDARDS UPDATE

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management has evaluated the impact of the ASU and expects the ASU will have no material impact to the Funds’ financial statements.

Notes to Financial Statements (continued)

10. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG Funds I and AMG Funds IV and Shareholders of AMG River Road Large Cap Value Select Fund, AMG River Road Mid Cap Value Fund, AMG River Road Small Cap Value Fund, AMG River Road Dividend All Cap Value Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Focused Absolute Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments of AMG River Road Large Cap Value Select Fund (one of the funds constituting AMG Funds I), AMG River Road Mid Cap Value Fund, AMG River Road Small Cap Value Fund, AMG River Road Dividend All Cap Value Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Focused Absolute Value Fund (five of the funds constituting AMG Funds IV) (hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2025

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

Other Information (unaudited)

TAX INFORMATION

AMG River Road Mid Cap Value Fund, AMG River Road Large Cap Value Select Fund, AMG River Road Small Cap Value Fund, AMG River Road Dividend All Cap Value Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Focused Absolute Value Fund each hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2024/2025 Form 1099-DIV you receive for each Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code, the Funds each hereby designate the amounts in the below table as a capital gain distribution with respect to the taxable period ended October 31, 2025, or if subsequently determined to be different, the net capital gains of such period.

Fund	Amount

AMG River Road Mid Cap Value Fund	$42,151,607

AMG River Road Large Cap Value Select Fund	2,684,356

AMG River Road Small Cap Value Fund	98,283,661

AMG River Road Dividend All Cap Value Fund	38,374,393

AMG River Road Small-Mid Cap Value Fund	26,404,731

AMG River Road Focused Absolute Value Fund	3,290,767

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the fiscal year ended October 31, 2025, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the fiscal year ended October 31, 2025.

Trustee fees and expenses

AMG River Road Mid Cap Value Fund	$29,670

AMG River Road Large Cap Value Select Fund	4,321

AMG River Road Small Cap Value Fund	93,962

AMG River Road Dividend All Cap Value Fund	6,047

AMG River Road Small-Mid Cap Value Fund	29,355

AMG River Road Focused Absolute Value Fund	4,329

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG River Road Dividend All Cap Value Fund, AMG River Road Focused Absolute Value Fund, AMG River Road Large Cap Value Select Fund, AMG River Road Mid Cap Value Fund, AMG River Road Small-Mid Cap Value Fund, and AMG River Road Small Cap Value Fund: Approval of Investment Management and Subadvisory Agreements on June 11, 2025

At an in-person meeting held on June 11, 2025, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds I and AMG Funds IV (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds I for AMG River Road Large Cap Value Select Fund and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; and the Investment Advisory Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds IV for each of AMG River Road Dividend All Cap Value Fund, AMG River Road Focused Absolute Value Fund, AMG River Road Mid Cap Value Fund, AMG River Road Small-Mid Cap Value Fund, and AMG River Road Small Cap Value Fund, and separately Amendment No. 1 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Sub-Investment Advisory Agreement (or, in the case of AMG River Road Large Cap Value Select Fund and AMG River Road Mid Cap Value Fund, the Subadvisory Agreement) with respect to each of AMG River Road Dividend All Cap Value Fund, AMG River Road Focused Absolute Value Fund, AMG River Road Large Cap Value Select Fund, AMG River Road Mid Cap Value Fund, AMG River Road Small-Mid Cap Value Fund, and AMG River Road Small Cap Value Fund (each, a “Fund,” and collectively, the “Funds”), as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with River Road Asset Management, LLC, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment

Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for each Fund other than AMG River Road Small Cap Value Fund, as described below. The Trustees also considered the Investment Manager’s risk management processes.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG River Road Dividend All Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was above, below, below, and below, respectively, the median performance of the Peer Group and above, below, below, and below, respectively, the performance of the Fund Benchmark, the Russell 3000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent outperformance and longer-term underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also took into account the fact that the Fund ranked in top decile relative to its Peer Group for the 1-year period. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies, as well as overall market conditions.

With respect to AMG River Road Focused Absolute Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2025 and for the period from the Fund’s inception on November 3, 2015 through March 31, 2025, was above, above, below, and above, respectively, the median performance of the Peer Group and above, above, below, and below, respectively, the performance of the Fund Benchmark, the Russell 3000 Value Index. The Trustees also took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent outperformance and longer-term underperformance, and the fact that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year period and in the top quintile relative to its Peer Group for the 3-year period. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG River Road Large Cap Value Select Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the

Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was above, above, below, and below, respectively, the median performance of the Peer Group and above, above, below, and above, respectively, the performance of the Fund Benchmark, the Russell 1000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent outperformance and longer-term underperformance and the fact that Class I shares of the Fund ranked in the top percentile relative to the Peer Group for the 1-year period and in the top decile relative to the Peer Group for the 3-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 22, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees considered management’s discussion that the Fund’s performance has been in line with management’s expectations since the current Subadviser assumed subadvisory responsibilities. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG River Road Mid Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was above, above, above, and below, respectively, the median performance of the Peer Group and above, above, above, and below, respectively, the performance of the Fund Benchmark, the Russell Midcap Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent outperformance relative to the Peer Group and the Fund Benchmark. The Trustees also noted that the Fund ranked in the top decile relative to the Peer Group for the 3-year period, in the top quartile relative to the Peer Group for the 5-year period, and in the top third relative to the Peer Group for the 1-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Benchmark changed effective March 19, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees considered management’s discussion that the Fund’s performance has been in line with management’s expectations since the current Subadviser assumed subadvisory responsibilities. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG River Road Small-Mid Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was above, above, below, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2500 Value Index. The Trustees also took into account management’s discussion of the Fund’s performance, noting that Class N shares of the Fund ranked in the top quartile relative to its Peer Group for the 1-year period, in the top quintile relative to its Peer Group for the 3-year period, and in the top decile relative to its Peer Group for the 10-year period. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG River Road Small Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was above, above, below, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Value Index. The Trustees also took into account management’s discussion of the Fund’s performance, including the fact that the Fund ranked in the top decile relative to its Peer Group for the 3-year period and Class N shares ranked in the top decile relative to its peer group for the 10-year period. The Trustees also considered that the Fund ranked in the top quintile relative to its Peer Group for the 1-year period. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for each Fund other than AMG River Road Small Cap Value Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG River Road Dividend All Cap Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2026, to limit the Fund’s net annual

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

operating expenses (subject to certain excluded expenses) to 0.68%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG River Road Focused Absolute Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were both rated in the Average rating level of Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.78%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG River Road Large Cap Value Select Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were both rated in the Below Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.60%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment

Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG River Road Mid Cap Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were rated in the Below Average and the Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.76%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG River Road Small-Mid Cap Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were both rated in the Above Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.04%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG River Road Small Cap Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were rated in the Above Average and the High rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager) and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreements and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreements and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 11, 2025, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

River Road Asset Management, LLC

Meidinger Tower

462 South Fourth Street, Suite 2000

Louisville, KY 40202

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	103125 AR082

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 16. CONTROLS AND PROCEDURES.

 (a)    The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

 (b)    There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS IV

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: January 8, 2026

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: January 8, 2026